Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (63.7%)
U.S. Government Securities (42.1%)
U.S. Treasury Note/Bond	8.000%	11/15/21	3,400	3,429
U.S. Treasury Note/Bond	7.250%	8/15/22	875	928
U.S. Treasury Note/Bond	1.500%	9/15/22	778	788
U.S. Treasury Note/Bond	1.875%	10/31/22	6,520	6,644
U.S. Treasury Note/Bond	2.000%	10/31/22	1,502	1,532
U.S. Treasury Note/Bond	1.625%	11/15/22	21,235	21,593
U.S. Treasury Note/Bond	7.625%	11/15/22	40	43
U.S. Treasury Note/Bond	0.125%	11/30/22	25,065	25,061
U.S. Treasury Note/Bond	2.000%	11/30/22	20,733	21,187
U.S. Treasury Note/Bond	1.625%	12/15/22	7,625	7,762
U.S. Treasury Note/Bond	0.125%	12/31/22	460	460
U.S. Treasury Note/Bond	2.125%	12/31/22	12,951	13,270
U.S. Treasury Note/Bond	1.500%	1/15/23	7,705	7,839
U.S. Treasury Note/Bond	0.125%	1/31/23	12,426	12,422
U.S. Treasury Note/Bond	1.750%	1/31/23	7,020	7,168
U.S. Treasury Note/Bond	2.000%	2/15/23	8,298	8,507
U.S. Treasury Note/Bond	7.125%	2/15/23	1,690	1,849
U.S. Treasury Note/Bond	0.125%	2/28/23	667	667
U.S. Treasury Note/Bond	1.500%	2/28/23	2,889	2,943
U.S. Treasury Note/Bond	0.500%	3/15/23	12,726	12,785
U.S. Treasury Note/Bond	0.125%	3/31/23	10,249	10,239
U.S. Treasury Note/Bond	1.500%	3/31/23	7,005	7,143
U.S. Treasury Note/Bond	2.500%	3/31/23	6,770	7,004
U.S. Treasury Note/Bond	0.250%	4/15/23	8,425	8,432
U.S. Treasury Note/Bond	0.125%	4/30/23	770	769
U.S. Treasury Note/Bond	1.625%	4/30/23	215	220
U.S. Treasury Note/Bond	2.750%	4/30/23	3,500	3,641
U.S. Treasury Note/Bond	0.125%	5/15/23	4,220	4,214
U.S. Treasury Note/Bond	1.750%	5/15/23	7,400	7,585
U.S. Treasury Note/Bond	0.125%	5/31/23	9,925	9,909
U.S. Treasury Note/Bond	1.625%	5/31/23	3,585	3,668
U.S. Treasury Note/Bond	2.750%	5/31/23	5,850	6,096
U.S. Treasury Note/Bond	0.250%	6/15/23	13,420	13,424
U.S. Treasury Note/Bond	0.125%	6/30/23	7,825	7,812
U.S. Treasury Note/Bond	1.375%	6/30/23	5,050	5,151
U.S. Treasury Note/Bond	2.625%	6/30/23	5,398	5,623
U.S. Treasury Note/Bond	0.125%	7/15/23	21,859	21,815
U.S. Treasury Note/Bond	0.125%	7/31/23	12,118	12,091
U.S. Treasury Note/Bond	1.250%	7/31/23	2,630	2,678
U.S. Treasury Note/Bond	2.750%	7/31/23	3,555	3,717
U.S. Treasury Note/Bond	0.125%	8/15/23	5,695	5,682
U.S. Treasury Note/Bond	2.500%	8/15/23	5,400	5,626

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	6.250%	8/15/23	6,565	7,295
U.S. Treasury Note/Bond	0.125%	8/31/23	16,475	16,431
U.S. Treasury Note/Bond	1.375%	8/31/23	10,235	10,451
U.S. Treasury Note/Bond	2.750%	8/31/23	4,860	5,090
U.S. Treasury Note/Bond	0.125%	9/15/23	10,870	10,838
U.S. Treasury Note/Bond	0.250%	9/30/23	4,875	4,871
U.S. Treasury Note/Bond	1.375%	9/30/23	2,315	2,365
U.S. Treasury Note/Bond	2.875%	9/30/23	4,309	4,531
U.S. Treasury Note/Bond	0.125%	10/15/23	3,605	3,593
U.S. Treasury Note/Bond	1.625%	10/31/23	3,750	3,852
U.S. Treasury Note/Bond	2.875%	10/31/23	9,503	10,009
U.S. Treasury Note/Bond	0.250%	11/15/23	1,040	1,039
U.S. Treasury Note/Bond	2.750%	11/15/23	4,261	4,481
U.S. Treasury Note/Bond	2.125%	11/30/23	6,150	6,389
U.S. Treasury Note/Bond	2.875%	11/30/23	344	363
U.S. Treasury Note/Bond	0.125%	12/15/23	22,604	22,498
U.S. Treasury Note/Bond	2.250%	12/31/23	2,267	2,364
U.S. Treasury Note/Bond	2.625%	12/31/23	7,337	7,711
U.S. Treasury Note/Bond	0.125%	1/15/24	5,920	5,889
U.S. Treasury Note/Bond	2.250%	1/31/24	3,215	3,356
U.S. Treasury Note/Bond	2.500%	1/31/24	9,419	9,887
U.S. Treasury Note/Bond	0.125%	2/15/24	7,010	6,971
U.S. Treasury Note/Bond	2.750%	2/15/24	10,710	11,314
U.S. Treasury Note/Bond	2.125%	2/29/24	8,725	9,090
U.S. Treasury Note/Bond	2.375%	2/29/24	6,712	7,033
U.S. Treasury Note/Bond	0.250%	3/15/24	16,259	16,203
U.S. Treasury Note/Bond	2.125%	3/31/24	11,446	11,934
U.S. Treasury Note/Bond	0.375%	4/15/24	7,645	7,638
U.S. Treasury Note/Bond	2.000%	4/30/24	1,260	1,311
U.S. Treasury Note/Bond	2.250%	4/30/24	7,559	7,913
U.S. Treasury Note/Bond	0.250%	5/15/24	7,700	7,663
U.S. Treasury Note/Bond	2.500%	5/15/24	12,130	12,786
U.S. Treasury Note/Bond	2.000%	5/31/24	11,547	12,022
U.S. Treasury Note/Bond	0.250%	6/15/24	11,780	11,714
U.S. Treasury Note/Bond	1.750%	6/30/24	8,060	8,345
U.S. Treasury Note/Bond	2.000%	6/30/24	4,955	5,163
U.S. Treasury Note/Bond	0.375%	7/15/24	9,735	9,708
U.S. Treasury Note/Bond	1.750%	7/31/24	9,127	9,455
U.S. Treasury Note/Bond	2.125%	7/31/24	4,736	4,955
U.S. Treasury Note/Bond	0.375%	8/15/24	12,985	12,940
U.S. Treasury Note/Bond	2.375%	8/15/24	11,564	12,186
U.S. Treasury Note/Bond	1.250%	8/31/24	10,625	10,856
U.S. Treasury Note/Bond	1.875%	8/31/24	4,655	4,840
U.S. Treasury Note/Bond	0.375%	9/15/24	6,390	6,362
U.S. Treasury Note/Bond	1.500%	9/30/24	5,785	5,955
U.S. Treasury Note/Bond	2.125%	9/30/24	3,394	3,556
U.S. Treasury Note/Bond	1.500%	10/31/24	9,070	9,336
U.S. Treasury Note/Bond	2.250%	10/31/24	5,980	6,292
U.S. Treasury Note/Bond	2.250%	11/15/24	12,681	13,351
U.S. Treasury Note/Bond	7.500%	11/15/24	25	30
U.S. Treasury Note/Bond	1.500%	11/30/24	7,847	8,077
U.S. Treasury Note/Bond	2.125%	11/30/24	10,054	10,546
U.S. Treasury Note/Bond	1.750%	12/31/24	14,765	15,321
U.S. Treasury Note/Bond	2.250%	12/31/24	1,645	1,733
U.S. Treasury Note/Bond	1.375%	1/31/25	4,905	5,029
U.S. Treasury Note/Bond	2.500%	1/31/25	6,340	6,736
U.S. Treasury Note/Bond	2.000%	2/15/25	8,624	9,021
U.S. Treasury Note/Bond	1.125%	2/28/25	5,386	5,475

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	2.750%	2/28/25	2,513	2,693
U.S. Treasury Note/Bond	0.500%	3/31/25	23,074	22,951
U.S. Treasury Note/Bond	2.625%	3/31/25	1,961	2,095
U.S. Treasury Note/Bond	0.375%	4/30/25	2,194	2,170
U.S. Treasury Note/Bond	2.875%	4/30/25	4,060	4,375
U.S. Treasury Note/Bond	2.125%	5/15/25	12,735	13,388
U.S. Treasury Note/Bond	0.250%	5/31/25	9,593	9,433
U.S. Treasury Note/Bond	2.875%	5/31/25	6,350	6,848
U.S. Treasury Note/Bond	0.250%	6/30/25	9,064	8,903
U.S. Treasury Note/Bond	2.750%	6/30/25	4,880	5,244
U.S. Treasury Note/Bond	0.250%	7/31/25	8,797	8,629
U.S. Treasury Note/Bond	2.875%	7/31/25	5,105	5,515
U.S. Treasury Note/Bond	2.000%	8/15/25	14,580	15,271
U.S. Treasury Note/Bond	6.875%	8/15/25	2,085	2,570
U.S. Treasury Note/Bond	0.250%	8/31/25	6,080	5,956
U.S. Treasury Note/Bond	2.750%	8/31/25	6,385	6,872
U.S. Treasury Note/Bond	0.250%	9/30/25	5,675	5,554
U.S. Treasury Note/Bond	0.250%	10/31/25	7,765	7,588
U.S. Treasury Note/Bond	3.000%	10/31/25	4,015	4,369
U.S. Treasury Note/Bond	2.250%	11/15/25	10,421	11,023
U.S. Treasury Note/Bond	0.375%	11/30/25	12,230	11,997
U.S. Treasury Note/Bond	2.875%	11/30/25	6,285	6,811
U.S. Treasury Note/Bond	0.375%	12/31/25	4,993	4,893
U.S. Treasury Note/Bond	2.625%	12/31/25	4,165	4,473
U.S. Treasury Note/Bond	0.375%	1/31/26	12,245	11,983
U.S. Treasury Note/Bond	2.625%	1/31/26	4,700	5,052
U.S. Treasury Note/Bond	1.625%	2/15/26	10,836	11,181
U.S. Treasury Note/Bond	0.500%	2/28/26	4,701	4,622
U.S. Treasury Note/Bond	0.750%	3/31/26	11,152	11,075
U.S. Treasury Note/Bond	2.250%	3/31/26	6,250	6,622
U.S. Treasury Note/Bond	0.750%	4/30/26	2,731	2,711
U.S. Treasury Note/Bond	2.375%	4/30/26	4,780	5,094
U.S. Treasury Note/Bond	1.625%	5/15/26	10,789	11,130
U.S. Treasury Note/Bond	0.750%	5/31/26	11,025	10,932
U.S. Treasury Note/Bond	2.125%	5/31/26	4,595	4,846
U.S. Treasury Note/Bond	0.875%	6/30/26	3,977	3,963
U.S. Treasury Note/Bond	1.875%	6/30/26	3,535	3,689
U.S. Treasury Note/Bond	0.625%	7/31/26	16,500	16,237
U.S. Treasury Note/Bond	1.875%	7/31/26	6,966	7,271
U.S. Treasury Note/Bond	1.500%	8/15/26	10,068	10,323
U.S. Treasury Note/Bond	6.750%	8/15/26	630	803
U.S. Treasury Note/Bond	0.750%	8/31/26	6,014	5,950
U.S. Treasury Note/Bond	1.375%	8/31/26	3,100	3,160
U.S. Treasury Note/Bond	0.875%	9/30/26	5,970	5,938
U.S. Treasury Note/Bond	1.625%	9/30/26	5,215	5,378
U.S. Treasury Note/Bond	1.625%	10/31/26	7,825	8,067
U.S. Treasury Note/Bond	2.000%	11/15/26	17,221	18,074
U.S. Treasury Note/Bond	6.500%	11/15/26	765	975
U.S. Treasury Note/Bond	1.625%	11/30/26	7,070	7,289
U.S. Treasury Note/Bond	1.750%	12/31/26	9,983	10,354
U.S. Treasury Note/Bond	1.500%	1/31/27	1,335	1,367
U.S. Treasury Note/Bond	2.250%	2/15/27	6,372	6,769
U.S. Treasury Note/Bond	6.625%	2/15/27	65	84
U.S. Treasury Note/Bond	1.125%	2/28/27	15,383	15,435
U.S. Treasury Note/Bond	0.625%	3/31/27	15,968	15,587
U.S. Treasury Note/Bond	0.500%	4/30/27	4,290	4,151
U.S. Treasury Note/Bond	2.375%	5/15/27	8,831	9,448
U.S. Treasury Note/Bond	0.500%	5/31/27	10,505	10,150

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	0.500%	6/30/27	12,990	12,539
U.S. Treasury Note/Bond	0.375%	7/31/27	12,560	12,024
U.S. Treasury Note/Bond	2.250%	8/15/27	8,422	8,953
U.S. Treasury Note/Bond	6.375%	8/15/27	185	240
U.S. Treasury Note/Bond	0.500%	8/31/27	10,825	10,419
U.S. Treasury Note/Bond	0.375%	9/30/27	7,875	7,516
U.S. Treasury Note/Bond	0.500%	10/31/27	12,115	11,629
U.S. Treasury Note/Bond	2.250%	11/15/27	11,502	12,231
U.S. Treasury Note/Bond	6.125%	11/15/27	1,839	2,378
U.S. Treasury Note/Bond	0.625%	11/30/27	15,903	15,361
U.S. Treasury Note/Bond	0.625%	12/31/27	11,975	11,556
U.S. Treasury Note/Bond	0.750%	1/31/28	12,285	11,930
U.S. Treasury Note/Bond	2.750%	2/15/28	7,480	8,186
U.S. Treasury Note/Bond	1.125%	2/29/28	8,260	8,210
U.S. Treasury Note/Bond	1.250%	3/31/28	13,261	13,265
U.S. Treasury Note/Bond	1.250%	4/30/28	10,814	10,811
U.S. Treasury Note/Bond	2.875%	5/15/28	12,080	13,329
U.S. Treasury Note/Bond	1.250%	5/31/28	8,590	8,579
U.S. Treasury Note/Bond	1.250%	6/30/28	11,621	11,596
U.S. Treasury Note/Bond	1.000%	7/31/28	14,980	14,692
U.S. Treasury Note/Bond	2.875%	8/15/28	13,082	14,456
U.S. Treasury Note/Bond	5.500%	8/15/28	2,745	3,507
U.S. Treasury Note/Bond	1.125%	8/31/28	13,410	13,253
U.S. Treasury Note/Bond	1.250%	9/30/28	7,050	7,021
U.S. Treasury Note/Bond	3.125%	11/15/28	11,328	12,730
U.S. Treasury Note/Bond	5.250%	11/15/28	1,655	2,102
U.S. Treasury Note/Bond	2.625%	2/15/29	8,233	8,979
U.S. Treasury Note/Bond	2.375%	5/15/29	11,127	11,946
U.S. Treasury Note/Bond	1.625%	8/15/29	7,065	7,197
U.S. Treasury Note/Bond	1.750%	11/15/29	6,891	7,083
U.S. Treasury Note/Bond	1.500%	2/15/30	11,954	12,032
U.S. Treasury Note/Bond	0.625%	5/15/30	16,472	15,378
U.S. Treasury Note/Bond	6.250%	5/15/30	2,350	3,276
U.S. Treasury Note/Bond	0.625%	8/15/30	20,552	19,126
U.S. Treasury Note/Bond	0.875%	11/15/30	23,561	22,368
U.S. Treasury Note/Bond	1.125%	2/15/31	23,059	22,338
U.S. Treasury Note/Bond	5.375%	2/15/31	1,540	2,072
U.S. Treasury Note/Bond	1.625%	5/15/31	24,064	24,350
U.S. Treasury Note/Bond	1.250%	8/15/31	16,374	15,980
U.S. Treasury Note/Bond	4.500%	2/15/36	2,548	3,480
U.S. Treasury Note/Bond	4.750%	2/15/37	1,000	1,411
U.S. Treasury Note/Bond	5.000%	5/15/37	1,250	1,811
U.S. Treasury Note/Bond	4.375%	2/15/38	1,450	1,984
U.S. Treasury Note/Bond	4.500%	5/15/38	1,559	2,165
U.S. Treasury Note/Bond	3.500%	2/15/39	1,920	2,392
U.S. Treasury Note/Bond	4.250%	5/15/39	2,247	3,061
U.S. Treasury Note/Bond	4.500%	8/15/39	2,516	3,531
U.S. Treasury Note/Bond	4.375%	11/15/39	2,742	3,799
U.S. Treasury Note/Bond	4.625%	2/15/40	2,550	3,644
U.S. Treasury Note/Bond	1.125%	5/15/40	7,810	6,751
U.S. Treasury Note/Bond	4.375%	5/15/40	2,735	3,805
U.S. Treasury Note/Bond	1.125%	8/15/40	11,105	9,561
U.S. Treasury Note/Bond	3.875%	8/15/40	3,015	3,952
U.S. Treasury Note/Bond	1.375%	11/15/40	11,759	10,565
U.S. Treasury Note/Bond	4.250%	11/15/40	3,295	4,528
U.S. Treasury Note/Bond	1.875%	2/15/41	14,383	14,073
U.S. Treasury Note/Bond	4.750%	2/15/41	3,956	5,779
U.S. Treasury Note/Bond	2.250%	5/15/41	12,730	13,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Treasury Note/Bond	4.375%	5/15/41	1,904	2,666
U.S. Treasury Note/Bond	1.750%	8/15/41	8,026	7,675
U.S. Treasury Note/Bond	3.750%	8/15/41	2,825	3,661
U.S. Treasury Note/Bond	3.125%	11/15/41	2,701	3,217
U.S. Treasury Note/Bond	3.125%	2/15/42	2,931	3,496
U.S. Treasury Note/Bond	3.000%	5/15/42	2,720	3,181
U.S. Treasury Note/Bond	2.750%	8/15/42	3,595	4,045
U.S. Treasury Note/Bond	2.750%	11/15/42	5,746	6,461
U.S. Treasury Note/Bond	3.125%	2/15/43	6,850	8,161
U.S. Treasury Note/Bond	3.625%	8/15/43	7,405	9,504
U.S. Treasury Note/Bond	3.750%	11/15/43	700	916
U.S. Treasury Note/Bond	3.625%	2/15/44	7,652	9,847
U.S. Treasury Note/Bond	3.375%	5/15/44	7,299	9,072
U.S. Treasury Note/Bond	3.125%	8/15/44	7,731	9,251
U.S. Treasury Note/Bond	3.000%	11/15/44	8,262	9,698
U.S. Treasury Note/Bond	2.500%	2/15/45	8,820	9,526
U.S. Treasury Note/Bond	3.000%	5/15/45	5,052	5,944
U.S. Treasury Note/Bond	2.875%	8/15/45	4,991	5,755
U.S. Treasury Note/Bond	3.000%	11/15/45	3,084	3,635
U.S. Treasury Note/Bond	2.500%	2/15/46	3,215	3,477
U.S. Treasury Note/Bond	2.500%	5/15/46	7,246	7,842
U.S. Treasury Note/Bond	2.250%	8/15/46	4,811	4,968
U.S. Treasury Note/Bond	2.875%	11/15/46	10,175	11,786
U.S. Treasury Note/Bond	3.000%	2/15/47	9,000	10,666
U.S. Treasury Note/Bond	3.000%	5/15/47	7,293	8,653
U.S. Treasury Note/Bond	2.750%	8/15/47	6,988	7,935
U.S. Treasury Note/Bond	2.750%	11/15/47	908	1,032
U.S. Treasury Note/Bond	3.000%	2/15/48	8,479	10,085
U.S. Treasury Note/Bond	3.125%	5/15/48	8,984	10,936
U.S. Treasury Note/Bond	3.000%	8/15/48	9,510	11,334
U.S. Treasury Note/Bond	3.375%	11/15/48	4,940	6,295
U.S. Treasury Note/Bond	3.000%	2/15/49	9,444	11,292
U.S. Treasury Note/Bond	2.250%	8/15/49	5,029	5,215
U.S. Treasury Note/Bond	2.375%	11/15/49	2,591	2,759
U.S. Treasury Note/Bond	2.000%	2/15/50	9,144	8,984
U.S. Treasury Note/Bond	1.250%	5/15/50	14,941	12,226
U.S. Treasury Note/Bond	1.375%	8/15/50	15,166	12,803
U.S. Treasury Note/Bond	1.625%	11/15/50	15,996	14,376
U.S. Treasury Note/Bond	1.875%	2/15/51	15,234	14,534
U.S. Treasury Note/Bond	2.375%	5/15/51	18,500	19,749
U.S. Treasury Note/Bond	2.000%	8/15/51	15,495	15,231
				2,054,971
Agency Bonds and Notes (1.4%)
Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	750	750
Federal Farm Credit Banks Funding Corp.	0.125%	2/3/23	750	749
Federal Farm Credit Banks Funding Corp.	0.125%	4/13/23	1,000	999
Federal Farm Credit Banks Funding Corp.	0.125%	5/10/23	475	474
Federal Farm Credit Banks Funding Corp.	1.770%	6/26/23	150	154
Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	80
Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	598
Federal Home Loan Banks	2.000%	9/9/22	250	254
Federal Home Loan Banks	0.125%	10/21/22	500	500
Federal Home Loan Banks	1.375%	2/17/23	800	813
Federal Home Loan Banks	2.125%	3/10/23	970	997
Federal Home Loan Banks	0.125%	3/17/23	1,000	999
Federal Home Loan Banks	0.125%	6/2/23	3,655	3,648
Federal Home Loan Banks	0.125%	8/28/23	300	299
Federal Home Loan Banks	2.500%	2/13/24	535	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Home Loan Banks	1.500%	8/15/24	330	339
	Federal Home Loan Banks	0.500%	4/14/25	1,000	994
	Federal Home Loan Banks	0.375%	9/4/25	500	491
	Federal Home Loan Banks	3.250%	11/16/28	315	356
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,038
[1]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,200	1,203
[1]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	601
[1]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	521
[1]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	2,000
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,650
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,799
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	996
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	998
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,497
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,236
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,477
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,969
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	180
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,208
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	728
[1]	Federal National Mortgage Assn.	1.375%	9/6/22	350	354
[1]	Federal National Mortgage Assn.	2.000%	10/5/22	850	866
[1]	Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,462
[1]	Federal National Mortgage Assn.	0.250%	5/22/23	1,200	1,200
[1]	Federal National Mortgage Assn.	0.250%	7/10/23	2,000	2,000
[1]	Federal National Mortgage Assn.	2.875%	9/12/23	400	420
[1]	Federal National Mortgage Assn.	0.250%	11/27/23	1,000	998
[1]	Federal National Mortgage Assn.	2.500%	2/5/24	975	1,023
[1]	Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,063
[1]	Federal National Mortgage Assn.	2.625%	9/6/24	160	170
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	1,002
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,343
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	999
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	993
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,970
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,971
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	606
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	522
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	972
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	236
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,331
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	438
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,000	944
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	300	428
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	413
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,094
	Private Export Funding Corp.	3.550%	1/15/24	100	107
	Private Export Funding Corp.	2.450%	7/15/24	100	105
	Private Export Funding Corp.	1.750%	11/15/24	75	77
	Private Export Funding Corp.	3.250%	6/15/25	50	54
	Private Export Funding Corp.	1.400%	7/15/28	175	174
	Tennessee Valley Authority	2.875%	9/15/24	191	204
	Tennessee Valley Authority	0.750%	5/15/25	200	200
	Tennessee Valley Authority	6.750%	11/1/25	134	166
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,440
	Tennessee Valley Authority	1.500%	9/15/31	550	542
	Tennessee Valley Authority	4.650%	6/15/35	175	228
	Tennessee Valley Authority	5.880%	4/1/36	250	365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	5.500%	6/15/38	100	144
	Tennessee Valley Authority	5.250%	9/15/39	412	583
	Tennessee Valley Authority	4.875%	1/15/48	100	143
	Tennessee Valley Authority	5.375%	4/1/56	50	80
	Tennessee Valley Authority	4.625%	9/15/60	180	263
	Tennessee Valley Authority	4.250%	9/15/65	200	278
					66,128
Conventional Mortgage-Backed Securities (20.2%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	14	16
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	396	408
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	7,437	7,768
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	24,134	25,518
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	26,922	28,933
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	15,077	16,428
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	7,915	8,713
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/22–11/1/48	2,234	2,523
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	1,721	1,982
[1,2]	Freddie Mac Gold Pool	6.000%	12/1/21–3/1/39	1,243	1,451
[1,2]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	401	456
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	97	111
[1,2]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	6	6
[1,2]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	7	8
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	6	7
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	2	2
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,615	1,693
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,525	1,631
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,688	1,849
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,735	1,953
[2]	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	1,412	1,633
[2]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	907	1,050
[2]	Ginnie Mae I Pool	6.000%	5/15/28–3/15/40	624	709
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	146	163
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	37	43
[2]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	10	12
[2]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	12	12
[2]	Ginnie Mae I Pool	8.500%	7/15/24–9/15/26	1	1
[2,3]	Ginnie Mae II Pool	2.000%	8/20/50–10/21/51	40,131	40,763
[2,3]	Ginnie Mae II Pool	2.500%	6/20/27–10/21/51	36,268	37,485
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–10/21/51	45,700	48,048
[2]	Ginnie Mae II Pool	3.500%	9/20/25–10/20/50	37,788	40,339
[2]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	19,592	21,172
[2]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	10,225	11,148
[2]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	3,508	3,864
[2]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	675	786
[2]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	328	384
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	124	145
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	16	19
[1,2,3]	UMBS Pool	1.500%	7/1/35–10/14/51	55,012	54,255
[1,2,3]	UMBS Pool	2.000%	11/1/23–10/14/51	213,446	215,466
[1,2,3]	UMBS Pool	2.500%	1/1/27–10/14/51	148,602	153,835
[1,2,3]	UMBS Pool	3.000%	11/1/25–10/14/51	95,248	100,506
[1,2,3]	UMBS Pool	3.500%	9/1/25–10/14/51	60,208	64,474
[1,2,3]	UMBS Pool	4.000%	2/1/24–10/14/51	43,886	47,657
[1,2]	UMBS Pool	4.500%	11/1/22–7/1/50	20,107	22,143
[1,2]	UMBS Pool	5.000%	9/1/22–3/1/50	7,921	8,896
[1,2]	UMBS Pool	5.500%	11/1/21–6/1/49	3,456	4,002
[1,2]	UMBS Pool	6.000%	2/1/22–5/1/41	2,184	2,565
[1,2]	UMBS Pool	6.500%	12/1/23–10/1/39	562	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	156	180
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	18	22
[1,2]	UMBS Pool	8.000%	6/1/22–11/1/30	9	10
[1,2]	UMBS Pool	8.500%	7/1/22–4/1/31	2	2
					983,895
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.665%	12/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.684%	9/1/37	32	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	1.766%	10/1/37	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	1.748%	7/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.846%	3/1/43	37	38
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	1.804%	9/1/43	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.318%	7/1/43	73	76
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	1.931%	6/1/43	16	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.613%	2.010%	8/1/39	16	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	1.847%	8/1/35	29	31
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	1.973%	10/1/37	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.033%	1/1/37	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.657%	1.954%	10/1/42	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.065%	9/1/40	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	1.915%	6/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.105%	12/1/33	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.940%	9/1/42	26	28
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.964%	5/1/40	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.159%	10/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.199%	11/1/39	5	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	1.945%	7/1/39	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.012%	8/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	7/1/37–12/1/40	15	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.099%	1/1/42	16	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.168%	10/1/42	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.105%	11/1/39	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.032%	5/1/42	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.177%	9/1/34	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	2.094%	9/1/43	24	25
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	1.987%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	1.997%	7/1/41	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.047%	10/1/40	5	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.109%	5/1/42	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	5	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.082%	7/1/42	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.188%	8/1/42	32	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.122%	3/1/42	12	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.265%	11/1/41	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	14	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.078%	9/1/40	15	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.205%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.220%	12/1/41	11	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	2.198%	3/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.194%	12/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.202%	2/1/41	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	8	8

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.080%	6/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	14	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.090%	8/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	2.114%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.214%	11/1/34	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	2.164%	4/1/37	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	15	15
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	9	9
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	10	11
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.397%	4/1/37	10	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.006%	8/1/37	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	1.781%	9/1/37	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	13	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.193%	12/1/35	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	2.236%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40–6/1/41	14	16
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	16	17
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.247%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.281%	9/1/40	14	14

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.150%	6/1/40	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.352%	11/1/40	10	11
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	2.227%	5/1/37	9	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.371%	11/1/34	16	16
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.533%	10/1/36	9	9
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	13	14
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.875%	4/20/41–6/20/43	61	63
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	63	64
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/42	79	83
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	23	23
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.000%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
					1,302
Total U.S. Government and Agency Obligations (Cost $3,044,720)					3,106,296
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2019-2	2.230%	1/16/24	142	143
[2]	Ally Auto Receivables Trust Class A4 Series 2018-1	2.530%	2/15/23	9	9
[2]	Ally Auto Receivables Trust Class A4 Series 2018-3	3.120%	7/17/23	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	51
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	26
[2]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	225	230
[2]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	260
[2]	American Express Credit Account Master Trust Class A Series 2019-3	2.000%	4/15/25	250	254
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2019-1	2.970%	11/20/23	14	14
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	433	435
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	25	25
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	225	225
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	50	50
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2018-1	3.260%	1/18/24	9	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	25
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	50	51
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	25
[2]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	1/15/25	150	152
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	199
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	35
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	81
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	79
[2]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	30
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	41	43
[2]	BANK Class A2 Series 2018-BN14	4.128%	9/15/60	50	53
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	160
[2,4]	BANK Class A3 Series 2018-BN11	4.046%	3/15/61	100	113
[2]	BANK Class A3 Series 2019-BN19	3.183%	8/15/61	275	298
[2]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	170	182
[2]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	180	192
[2]	BANK Class A3 Series 2019-BN24	2.960%	11/15/62	150	160
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	53
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	107
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	165
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	165
[2,4]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	125	143
[2]	BANK Class A4 Series 2018-BN13	3.953%	8/15/61	50	56
[2,4]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	100	115
[2,4]	BANK Class A4 Series 2018-BN15	4.407%	11/15/61	110	127
[2]	BANK Class A4 Series 2019-BN16	4.005%	2/15/52	125	142
[2]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	100	112
[2]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	100	111
[2]	BANK Class A4 Series 2019-BN22	2.978%	11/15/62	290	310
[2]	BANK Class A4 Series 2020-BN26	2.403%	3/15/63	175	180
[2]	BANK Class A4 Series 2020-BN29	1.997%	11/15/53	50	50
[2]	BANK Class A4 Series 2020-KBN28	1.844%	3/15/63	50	49
[2]	BANK Class A4 Series 2020-KBN30	1.925%	12/15/53	75	74
[2]	BANK Class A4 Series 2021-KBN31	2.036%	2/15/54	50	50
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	164
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	444
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	82
[2]	BANK Class A5 Series 2018-BN10	3.688%	2/15/61	250	277
[2,4]	BANK Class A5 Series 2018-BN13	4.217%	8/15/61	25	29
[2]	BANK Class A5 Series 2019-BN21	2.851%	10/17/52	100	106
[2]	BANK Class A5 Series 2020-BN25	2.649%	1/15/63	200	209
[2]	BANK Class A5 Series 2020-BN27	2.144%	4/15/63	150	151
[2]	BANK Class A5 Series 2021-BN33	2.556%	5/15/64	50	52
[2]	BANK Class A5 Series 2021-BN34	2.438%	6/15/63	150	154
[2]	BANK Class A5 Series 2021-BN35	2.285%	6/15/64	100	101
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	128
[2]	BANK Class A5 Series 2021-KBN32	2.643%	4/15/54	75	78

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	108
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	440
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	82
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	27
[2,4]	BANK Class AS Series 2018-BN10	3.898%	2/15/61	50	55
[2,4]	BANK Class AS Series 2018-BN12	4.487%	5/15/61	50	57
[2,4]	BANK Class AS Series 2018-BN14	4.481%	9/15/60	25	29
[2]	BANK Class AS Series 2019-BN17	3.976%	4/15/52	25	28
[2,4]	BANK Class AS Series 2019-BN18	3.826%	5/15/62	50	55
[2]	BANK Class AS Series 2019-BN21	3.093%	10/17/52	75	80
[2]	BANK Class AS Series 2019-BN23	3.203%	12/15/52	75	80
[2,4]	BANK Class AS Series 2019-BN24	3.283%	11/15/62	75	81
[2]	BANK Class AS Series 2020-BN25	2.841%	1/15/63	65	68
[2]	BANK Class AS Series 2020-BN26	2.687%	3/15/63	55	57
[2]	BANK Class AS Series 2020-BN27	2.551%	4/15/63	50	51
[2]	BANK Class AS Series 2021-BN36	2.695%	9/15/64	50	51
[2,4]	BANK Class AS Series 2021-KBN31	2.211%	2/15/54	25	25
[2]	BANK Class ASB Series 2018-BN10	3.641%	2/15/61	50	54
[2,4]	BANK Class C Series 2017-BNK8	4.206%	11/15/50	50	53
[2,4]	BANK Class C Series 2019-KBN19	4.167%	8/15/61	35	37
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	700	777
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	161
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	293
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	27
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	107
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	325	359
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	144
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	50
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	124
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	51
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	152
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	110
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	37
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	155
[2,4]	Bear Stearns Commercial Mortgage Securities Trust Class AM Series 2007-T26	5.513%	1/12/45	26	26
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	125	129
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	100	103
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	38	40
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	130
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	86
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	57
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	204
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	90
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	299
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	111
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	365
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	255
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	399
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	144
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B11	3.542%	5/15/52	275	305
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	242
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	245
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	119
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	105
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	102
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	9/15/53	63	62
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	99
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	124
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	99
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	224
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	130
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	130
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	52
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	78
[2,4]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	101
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	51
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	55
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	167
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	29
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	58
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	83
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	31
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	25
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	10
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	52
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	74
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	26
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	75
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	75	75
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	50
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	25	25
[2]	BMW Vehicle Owner Trust Class A4 Series 2018-A	2.510%	6/25/24	21	21
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	143
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	140
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	147
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	64
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2019-A1	2.840%	12/15/24	75	76
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	200
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	250	247
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	100	104
[2]	Capital One Multi-Asset Execution Trust Class A6 Series 2017-A6	2.290%	7/15/25	355	362
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	47	47
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	36
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CarMax Auto Owner Trust Class A3 Series 2018-2	2.980%	1/17/23	3	3
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	90	91
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	476
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	60
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	100
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2017-4	2.330%	5/15/23	26	26
[2]	CarMax Auto Owner Trust Class A4 Series 2018-1	2.640%	6/15/23	43	43
[2]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	7/17/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	26
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	25
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	75	75
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	42
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	159
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	109
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	158
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	86
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	477
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	137
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	25	27
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	81
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	33
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	54
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	11
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	278	289
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	268
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	161
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	55
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	108
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	273
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	54
[2]	Chase Issuance Trust Class A1 Series 2020-A1	1.530%	1/15/25	450	458
[2]	Chase Issuance Trust Class A7 Series 2012-A7	2.160%	9/15/24	313	319
[2]	Citibank Credit Card Issuance Trust Class A2 Series 2016-A2	2.190%	11/20/23	200	201
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	5/23/25	450	472
[2]	Citibank Credit Card Issuance Trust Class A6 Series 2018-A6	3.210%	12/7/24	100	103
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	52
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	156
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	69	70
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	103
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	53
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	107
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	188
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	187
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	109
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	109
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	135
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	54
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	274
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	311
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	295
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	54
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	518
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	239
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	115
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	12	12
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	50	53
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	80
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	106
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	54
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	47
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	53
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	89
[2]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	2	2
[2]	COMM Mortgage Trust Class A2 Series 2014-UBS6	2.935%	12/10/47	4	4
[2]	COMM Mortgage Trust Class A2 Series 2015-CR22	2.856%	3/10/48	12	12
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	127
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	42
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	48	50
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	170
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	38
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	142
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	58	59
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	21
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	159
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	53
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	524
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	32
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.388%	7/10/45	90	95
[2]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	79	80
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	53
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	160
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	107
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	135
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	108
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	237	251
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	136
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	245
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	136
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	133
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	164
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	74
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	39	41
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	188
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	58
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	133
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	242
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	161
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	80
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	109
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	123
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	65	66
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	32
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	26
[2]	COMM Mortgage Trust Class AM Series 2013-LC6	3.282%	1/10/46	58	59
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	81
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	54
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	47
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	54
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	107
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	54
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	53
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	54
[2]	COMM Mortgage Trust Class ASB Series 2013-CR11	3.660%	8/10/50	13	13
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	22	23
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	15	16
[2]	COMM Mortgage Trust Class ASB Series 2014-CR16	3.653%	4/10/47	23	24
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	13	13
[2]	COMM Mortgage Trust Class ASB Series 2014-CR18	3.452%	7/15/47	22	23
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	11	11
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	81	84
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	54	56
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	104	109
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	17	18
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	111	117
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	26
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.813%	2/10/47	28	30
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	26
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	11
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	26
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.863%	2/10/47	50	53
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	298
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	262
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	107
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	161
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	108
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	162
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	28
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	254
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	217
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	164
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	54
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	308
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	80
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	80
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	53
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	64	67
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	40	43
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	52
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.265%	8/15/48	50	52
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	116
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	80
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	106
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	109
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	49
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	54
[2]	Discover Card Execution Note Trust Class A Series 2015-A3	1.890%	10/15/24	275	280
[2]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	8/15/25	225	233
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	175
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	1.030%	9/15/28	150	149
[2]	Discover Card Execution Note Trust Class A2 Series 2017-A2	2.390%	7/15/24	150	151
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25
[2]	Drive Auto Receivables Trust Class B Series 2021-2	0.580%	12/15/25	75	75
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	25
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	50	50
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	35	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	110	114
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	50
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	35	35
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	50	50
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3A	1.320%	7/15/25	75	76
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	85
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	50
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.338%	6/25/24	225	239
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	32
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	151	159
[1,2]	Fannie Mae-Aces Class A1 Series 2015-M8	2.344%	1/25/25	11	11
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	231	243
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	45	46
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.190%	7/25/23	224	233
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	138	146
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	180	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	90	95
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	131	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	137	144
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	174	183
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	270	284
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	99	107
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.884%	5/25/25	198	210
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	260	278
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	90	95
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	157	165
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	100	106
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	263
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.533%	9/25/26	250	264
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.566%	9/25/26	71	75
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	98	104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	106
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	10
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	211
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	64	65
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	313
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	175	185
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.174%	6/25/27	276	300
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.964%	11/25/27	75	81
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.891%	2/25/27	189	203
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.641%	12/25/26	182	193
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.224%	4/25/29	71	78
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	250	269
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	514	559
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.482%	7/25/28	125	139
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	345
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.775%	8/25/30	50	58
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.818%	9/25/30	200	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.700%	8/25/28	175	198
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.161%	3/25/28	154	169
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.150%	3/25/28	100	110
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.673%	9/25/28	200	226
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	434
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	265
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.748%	11/25/28	200	227
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	221
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	230	254
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	345	378
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	1,000
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	150	152
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	375	400

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	98
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	244
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	130
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/30	175	171
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	59
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	221
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.658%	4/25/31	50	50
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.250%	1/25/31	225	217
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.191%	2/25/30	75	83
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.493%	3/25/23	131	134
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.634%	4/25/23	39	40
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.999%	1/25/28	425	461
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	73	73
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	70	71
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	36	36
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.639%	7/25/24	103	108
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.198%	11/25/27	275	293
[2]	Fifth Third Auto Trust Class A3 Series 2019-1	2.640%	12/15/23	54	55
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	125	125
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	64	65
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	24	24
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	150	150
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	75
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	150
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	35
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	50
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	170	174
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-2	3.170%	3/15/25	200	208
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	159
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	193
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	150
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K030	2.779%	9/25/22	6	6
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K032	3.016%	2/25/23	58	59
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K033	2.871%	2/25/23	99	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	22	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	21	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	50	52
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	22	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	20	21
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K045	2.493%	11/25/24	65	67
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	52	54
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	92	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	92	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	15
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K730	3.452%	9/25/24	4	5
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K017	2.873%	12/25/21	138	138
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K019	2.272%	3/25/22	136	137
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K020	2.373%	5/25/22	339	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K021	2.396%	6/25/22	221	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K026	2.510%	11/25/22	325	332
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K027	2.637%	1/25/23	325	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K028	3.111%	2/25/23	475	490
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	325	336
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	325	337
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,264
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	355
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	338
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	302
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	400	419
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	342
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	213
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	240
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	294
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	294
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	11/25/25	175	187
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	188
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	190
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	134
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	217
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	135
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K054	2.745%	1/25/26	200	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	159
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	107
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K063	3.430%	1/25/27	475	526
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	330
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	477
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	164
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	551
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	138
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	221
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	83
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	254
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	402
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	115
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	29
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	202
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	404
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	87
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,981
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	314
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	263
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	459
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	314
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	28
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	511
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	440
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	299
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	241
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	479
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	396
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	375
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	324
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	2/25/52	445	467
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	3/25/53	95	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,348
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	424
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	315
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	396
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	297
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	173
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	713
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	259
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	441
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	258
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	409
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	407
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	114
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	246
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	147
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	110
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	88
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	117
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	59
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K718	2.791%	1/25/22	167	168
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K720	2.716%	6/25/22	144	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	122	126
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	174	182
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	200	210
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	250	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	957
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	296
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	225	241
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	406
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	536
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K737	2.525%	10/25/26	400	424
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	205
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	128
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	175	185
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	466
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	260
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	361
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	57
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	234
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	90
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	18	18
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	100
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	125	125
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2018-2	2.810%	12/16/22	6	6
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	175	175
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	115	115
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	55
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	100	100
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-2	3.020%	12/18/23	75	76
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	31
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	50
[2]	GM Financial Leasing Trust Class A3 Series 2021-1	0.260%	2/20/24	75	75
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	65
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	249
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	94
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	36
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	121	123
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	164
[2]	GS Mortgage Securities Trust Class A4 Series 2012-GCJ7	3.377%	5/10/45	33	33
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	93
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	213
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	161
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	55
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	108
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	80
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	212
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	82
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	165
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	285
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	111
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	162
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	295
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	134
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.185%	7/10/46	20	21
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	211
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	135
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	242
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	161
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	133
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	77
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	123
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	10	11
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	24	25
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	48	50
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	97	102
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	107	112
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	40
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	54
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	76
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	37
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	25
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.648%	9/10/47	25	26
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	51
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	11
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	150	150
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-2	2.520%	6/21/23	77	78
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	60	60
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	360	360
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	125
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	75	75
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-2	3.160%	8/19/24	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	3/21/25	30	31
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	10	10
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2018-A	2.940%	6/17/24	42	42
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	25
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	100	100
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	149	150
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	109	111
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	6/15/45	40	41
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	106
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	110
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	52
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	214
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	80
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	83
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	265
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	40
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	82
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	17	17
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	107	115
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	75	79
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	101
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	188
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	188
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	63
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	133
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	108
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	90
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	41
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	69
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	135
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	27
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	92
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	215
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	109
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	134
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.174%	7/15/45	26	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	37
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	53
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	54
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	79
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	53
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	55
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	15	16
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	4	4
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	16	16
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	76	80
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	41	42
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	89	93
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	41	43
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	92	97
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/15/49	62	65
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.956%	2/15/47	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	53
[2]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	7/15/50	27	28
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	218
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	441
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	109
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	300	340
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	109
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	27
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	80
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	256
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	188
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	82
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	50
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	52
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	54
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	28
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	37	38
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	75	75

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	9/15/25	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	25
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	75	75
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	134
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	100	101
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.297%	8/15/46	40	42
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	106
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	69
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	102
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	51
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	80
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	213
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	80
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	135
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	244
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	165
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	81
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	212
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	268
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.497%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	51
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	110
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	13	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	32	33
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	29	30
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	74	76
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	37	38
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	104	109
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	61	64
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	41	44
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	89	93
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.028%	2/15/47	100	107
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.491%	6/15/47	50	52
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.606%	10/15/47	50	53
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	52
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	27
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	55
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	183
[2]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	79	79
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	82
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	107
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	212
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	219
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	55
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	274
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	170
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	65
[2]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	77
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	165
[2]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	75	75
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	88
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	27
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	26
[2]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	1/17/23	39	39
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	68	69
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-A	2.890%	6/17/24	56	57
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	36
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	50
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-4	1.010%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	4.110%	12/15/25	45	47
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	50
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	75
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	50	50
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	50
[2]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	60	61
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	150	154
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	5/15/26	275	289
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-B	2.960%	9/15/22	4	4
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	10	10
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	40	40
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	75	75
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	324
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	125	125
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-A	2.520%	5/15/23	31	31
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	50
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	17	17
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	106
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	165
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	109
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	163
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	190
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	164
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	199
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	86
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	259
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	144
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	2/15/51	275	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	309
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	132
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	80
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	109
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	142
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	114
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	54
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	54
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	82
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	67
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	110
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	84
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	28
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	104	106
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	170
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	26
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	549
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	455	456
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	230	230
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	170	172
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	62	63
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	22	23
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	158
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	108
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	221	233
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	54
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	82
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	55
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	207	222
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	125	136
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	352
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	79
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	173
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	165
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	273
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	310
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	228
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	85
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	218
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	215
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	108
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	134
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	294
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	53
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	111
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	210
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	191
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	199
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	3/15/52	225	255
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C50	3.729%	5/15/52	125	140
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	173
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	51
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	104
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	53
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	33
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	82
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	58
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	109
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	27
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	56
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	106
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	86	89
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	92	96
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	20	21
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	40	42
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	32	33
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	86	91
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	51	53
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	97	101
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	53
[2]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	125	126
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	75	76
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	119	121
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	18	18
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	27	29
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2012-C6	3.440%	4/15/45	31	31
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	38	39
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	78
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	26
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	69	73
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C11	3.071%	3/15/45	93	95
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	156
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	32
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	27
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	80
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	161
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	69
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	150
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	100	100
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	19
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	15
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	78
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	21
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	53
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	26
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	27
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	64
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	7	7
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	13	13
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	11	11
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	12	13
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	13	13
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	47	49
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	28	29
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	26
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	27
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	106	108
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	50	51
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	100	100
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	100
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	50	50
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	25
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $126,366)					131,097
Corporate Bonds (28.6%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	174
	Activision Blizzard Inc.	1.350%	9/15/30	150	139
	Activision Blizzard Inc.	4.500%	6/15/47	200	245
	Activision Blizzard Inc.	2.500%	9/15/50	300	262
	Alphabet Inc.	0.450%	8/15/25	500	493
	Alphabet Inc.	0.800%	8/15/27	500	488
	Alphabet Inc.	1.100%	8/15/30	500	472
	Alphabet Inc.	1.900%	8/15/40	200	180
	Alphabet Inc.	2.050%	8/15/50	500	437
	Alphabet Inc.	2.250%	8/15/60	500	437
	America Movil SAB de CV	3.625%	4/22/29	200	218
	America Movil SAB de CV	2.875%	5/7/30	200	208
	America Movil SAB de CV	6.375%	3/1/35	300	422
	America Movil SAB de CV	6.125%	11/15/37	150	205
	America Movil SAB de CV	6.125%	3/30/40	200	282
	America Movil SAB de CV	4.375%	7/16/42	250	298
	America Movil SAB de CV	4.375%	4/22/49	400	490
	AT&T Inc.	4.050%	12/15/23	100	108
	AT&T Inc.	0.900%	3/25/24	500	501
	AT&T Inc.	4.450%	4/1/24	250	271
	AT&T Inc.	3.950%	1/15/25	268	293

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.400%	5/15/25	500	539
AT&T Inc.	3.600%	7/15/25	275	299
AT&T Inc.	4.125%	2/17/26	515	575
AT&T Inc.	1.700%	3/25/26	500	506
AT&T Inc.	3.800%	2/15/27	700	776
AT&T Inc.	2.300%	6/1/27	450	466
AT&T Inc.	1.650%	2/1/28	500	495
AT&T Inc.	4.100%	2/15/28	402	454
AT&T Inc.	4.350%	3/1/29	650	745
AT&T Inc.	4.300%	2/15/30	660	758
AT&T Inc.	2.750%	6/1/31	450	462
AT&T Inc.	2.250%	2/1/32	600	585
AT&T Inc.	2.550%	12/1/33	472	464
AT&T Inc.	4.500%	5/15/35	200	234
AT&T Inc.	5.250%	3/1/37	500	619
AT&T Inc.	4.900%	8/15/37	300	363
AT&T Inc.	4.850%	3/1/39	480	575
AT&T Inc.	3.500%	6/1/41	500	514
AT&T Inc.	5.550%	8/15/41	225	294
AT&T Inc.	5.150%	3/15/42	375	467
AT&T Inc.	4.900%	6/15/42	525	636
AT&T Inc.	4.300%	12/15/42	271	305
AT&T Inc.	3.100%	2/1/43	500	481
AT&T Inc.	4.350%	6/15/45	312	352
AT&T Inc.	4.750%	5/15/46	350	418
AT&T Inc.	5.150%	11/15/46	736	933
AT&T Inc.	5.450%	3/1/47	500	652
AT&T Inc.	4.500%	3/9/48	400	462
AT&T Inc.	4.550%	3/9/49	362	421
AT&T Inc.	5.150%	2/15/50	332	419
AT&T Inc.	3.650%	6/1/51	600	611
AT&T Inc.	3.500%	9/15/53	1,558	1,543
AT&T Inc.	3.550%	9/15/55	1,550	1,528
AT&T Inc.	3.800%	12/1/57	1,287	1,315
AT&T Inc.	3.650%	9/15/59	629	623
AT&T Inc.	3.850%	6/1/60	300	310
AT&T Inc.	3.500%	2/1/61	400	384
Baidu Inc.	3.500%	11/28/22	275	283
Baidu Inc.	3.875%	9/29/23	200	211
Baidu Inc.	4.375%	5/14/24	200	216
Baidu Inc.	3.075%	4/7/25	200	210
Baidu Inc.	3.625%	7/6/27	200	219
Baidu Inc.	4.375%	3/29/28	100	112
Baidu Inc.	3.425%	4/7/30	200	212
Baidu Inc.	2.375%	8/23/31	200	193
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	100
Booking Holdings Inc.	2.750%	3/15/23	100	103
Booking Holdings Inc.	3.650%	3/15/25	100	108
Booking Holdings Inc.	3.600%	6/1/26	225	248
Booking Holdings Inc.	3.550%	3/15/28	100	111
Booking Holdings Inc.	4.625%	4/13/30	300	357
British Telecommunications plc	4.500%	12/4/23	200	216
British Telecommunications plc	5.125%	12/4/28	100	117
British Telecommunications plc	9.625%	12/15/30	516	790
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	189

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	955
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	799
[3]	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	250
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	263
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	331
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	755
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	423
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	492
[3]	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	244
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	882
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	539
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	506
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	440
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	620
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	387
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	497
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	109
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	500	477
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	209
[3]	Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	242
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.375%	2/15/25	264	284
	Comcast Corp.	3.375%	8/15/25	500	542
	Comcast Corp.	3.950%	10/15/25	625	694
	Comcast Corp.	3.150%	3/1/26	400	432
	Comcast Corp.	2.350%	1/15/27	495	518
	Comcast Corp.	3.300%	4/1/27	150	164
	Comcast Corp.	3.150%	2/15/28	325	353
	Comcast Corp.	4.150%	10/15/28	950	1,093
	Comcast Corp.	4.250%	10/15/30	350	408
	Comcast Corp.	1.950%	1/15/31	500	492
	Comcast Corp.	1.500%	2/15/31	500	473
	Comcast Corp.	4.250%	1/15/33	275	324
	Comcast Corp.	4.200%	8/15/34	175	205
	Comcast Corp.	5.650%	6/15/35	1,065	1,425
	Comcast Corp.	4.400%	8/15/35	150	178
	Comcast Corp.	3.200%	7/15/36	225	240
	Comcast Corp.	6.450%	3/15/37	175	254
	Comcast Corp.	3.900%	3/1/38	175	199
	Comcast Corp.	4.600%	10/15/38	550	672
	Comcast Corp.	3.250%	11/1/39	250	264
	Comcast Corp.	3.750%	4/1/40	300	338
	Comcast Corp.	4.650%	7/15/42	370	460
	Comcast Corp.	3.400%	7/15/46	500	529
	Comcast Corp.	3.969%	11/1/47	1,086	1,238
	Comcast Corp.	4.000%	3/1/48	200	229
	Comcast Corp.	4.700%	10/15/48	38	48
	Comcast Corp.	3.999%	11/1/49	268	310
	Comcast Corp.	3.450%	2/1/50	400	425
	Comcast Corp.	2.800%	1/15/51	300	284
[5]	Comcast Corp.	2.887%	11/1/51	982	942
	Comcast Corp.	2.450%	8/15/52	400	353
[5]	Comcast Corp.	2.937%	11/1/56	853	810
	Comcast Corp.	4.950%	10/15/58	238	327
	Comcast Corp.	2.650%	8/15/62	500	442
[5]	Comcast Corp.	2.987%	11/1/63	347	325
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,151
	Discovery Communications LLC	2.950%	3/20/23	100	103
	Discovery Communications LLC	3.800%	3/13/24	100	107
	Discovery Communications LLC	3.900%	11/15/24	150	162
	Discovery Communications LLC	3.950%	6/15/25	303	330
	Discovery Communications LLC	3.950%	3/20/28	400	443
	Discovery Communications LLC	3.625%	5/15/30	230	250
	Discovery Communications LLC	5.000%	9/20/37	325	390
	Discovery Communications LLC	6.350%	6/1/40	150	206
	Discovery Communications LLC	4.875%	4/1/43	300	357
	Discovery Communications LLC	5.200%	9/20/47	225	277
	Discovery Communications LLC	5.300%	5/15/49	75	94
	Discovery Communications LLC	4.650%	5/15/50	200	232
	Discovery Communications LLC	4.000%	9/15/55	269	281
	Electronic Arts Inc.	4.800%	3/1/26	100	114
	Expedia Group Inc.	3.600%	12/15/23	100	106
	Expedia Group Inc.	4.500%	8/15/24	100	109
	Expedia Group Inc.	5.000%	2/15/26	150	169
	Expedia Group Inc.	4.625%	8/1/27	150	170
	Expedia Group Inc.	3.250%	2/15/30	250	259
	Expedia Group Inc.	2.950%	3/15/31	300	304
	Fox Corp.	4.030%	1/25/24	250	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fox Corp.	3.050%	4/7/25	100	106
Fox Corp.	4.709%	1/25/29	375	437
Fox Corp.	3.500%	4/8/30	150	163
Fox Corp.	5.476%	1/25/39	250	320
Fox Corp.	5.576%	1/25/49	325	438
Grupo Televisa SAB	6.625%	3/18/25	100	117
Grupo Televisa SAB	4.625%	1/30/26	100	110
Grupo Televisa SAB	6.625%	1/15/40	125	175
Grupo Televisa SAB	5.000%	5/13/45	425	510
Grupo Televisa SAB	5.250%	5/24/49	200	253
Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	227
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	116
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	118
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	236
Koninklijke KPN NV	8.375%	10/1/30	125	177
NBC Universal Media LLC	4.450%	1/15/43	225	272
Omnicom Group Inc.	3.650%	11/1/24	150	162
Omnicom Group Inc.	3.600%	4/15/26	250	274
Omnicom Group Inc.	2.450%	4/30/30	150	152
Omnicom Group Inc.	4.200%	6/1/30	100	114
Omnicom Group Inc.	2.600%	8/1/31	200	203
Orange SA	9.000%	3/1/31	550	855
Orange SA	5.375%	1/13/42	325	433
Orange SA	5.500%	2/6/44	200	274
Rogers Communications Inc.	3.000%	3/15/23	205	211
Rogers Communications Inc.	4.100%	10/1/23	175	186
Rogers Communications Inc.	3.625%	12/15/25	125	136
Rogers Communications Inc.	2.900%	11/15/26	100	106
Rogers Communications Inc.	4.500%	3/15/43	265	303
Rogers Communications Inc.	5.000%	3/15/44	190	234
Rogers Communications Inc.	4.350%	5/1/49	350	397
Rogers Communications Inc.	3.700%	11/15/49	150	155
Telefonica Emisiones SA	4.103%	3/8/27	250	281
Telefonica Emisiones SA	7.045%	6/20/36	475	685
Telefonica Emisiones SA	4.665%	3/6/38	200	234
Telefonica Emisiones SA	5.213%	3/8/47	550	686
Telefonica Emisiones SA	4.895%	3/6/48	250	300
Telefonica Emisiones SA	5.520%	3/1/49	335	438
Telefonica Europe BV	8.250%	9/15/30	250	360
TELUS Corp.	2.800%	2/16/27	100	106
TELUS Corp.	4.300%	6/15/49	200	238
Tencent Music Entertainment Group	2.000%	9/3/30	200	188
Time Warner Cable LLC	6.550%	5/1/37	200	270
Time Warner Cable LLC	7.300%	7/1/38	50	72
Time Warner Cable LLC	6.750%	6/15/39	400	547
Time Warner Cable LLC	5.875%	11/15/40	425	536
Time Warner Cable LLC	5.500%	9/1/41	250	307
Time Warner Cable LLC	4.500%	9/15/42	250	271
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	222
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	295
T-Mobile USA Inc.	3.500%	4/15/25	600	646
T-Mobile USA Inc.	1.500%	2/15/26	200	201
T-Mobile USA Inc.	3.750%	4/15/27	800	881
T-Mobile USA Inc.	2.050%	2/15/28	250	252
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,679
T-Mobile USA Inc.	2.550%	2/15/31	900	904
T-Mobile USA Inc.	2.250%	11/15/31	500	490
T-Mobile USA Inc.	4.375%	4/15/40	400	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.000%	2/15/41	155	150
	T-Mobile USA Inc.	4.500%	4/15/50	600	701
	T-Mobile USA Inc.	3.300%	2/15/51	1,000	969
[5]	T-Mobile USA Inc.	3.400%	10/15/52	275	269
[5]	T-Mobile USA Inc.	3.600%	11/15/60	200	197
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	323
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,370	1,409
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	91
	TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	242
	TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	140
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	303
	Verisign Inc.	2.700%	6/15/31	200	203
	Verizon Communications Inc.	3.376%	2/15/25	250	270
	Verizon Communications Inc.	0.850%	11/20/25	500	495
	Verizon Communications Inc.	1.450%	3/20/26	500	505
	Verizon Communications Inc.	2.625%	8/15/26	475	503
	Verizon Communications Inc.	4.125%	3/16/27	700	794
	Verizon Communications Inc.	3.000%	3/22/27	150	161
	Verizon Communications Inc.	2.100%	3/22/28	600	609
	Verizon Communications Inc.	4.329%	9/21/28	1,229	1,414
	Verizon Communications Inc.	4.016%	12/3/29	727	824
	Verizon Communications Inc.	3.150%	3/22/30	310	332
	Verizon Communications Inc.	1.680%	10/30/30	527	500
	Verizon Communications Inc.	1.750%	1/20/31	500	476
	Verizon Communications Inc.	2.550%	3/21/31	800	812
[5]	Verizon Communications Inc.	2.355%	3/15/32	933	924
	Verizon Communications Inc.	4.500%	8/10/33	575	685
	Verizon Communications Inc.	4.400%	11/1/34	725	859
	Verizon Communications Inc.	4.272%	1/15/36	513	604
	Verizon Communications Inc.	5.250%	3/16/37	300	389
	Verizon Communications Inc.	4.812%	3/15/39	350	435
	Verizon Communications Inc.	2.650%	11/20/40	500	472
	Verizon Communications Inc.	3.400%	3/22/41	500	522
	Verizon Communications Inc.	2.850%	9/3/41	200	195
	Verizon Communications Inc.	4.125%	8/15/46	250	287
	Verizon Communications Inc.	4.862%	8/21/46	1,279	1,628
	Verizon Communications Inc.	4.522%	9/15/48	747	914
	Verizon Communications Inc.	5.012%	4/15/49	219	287
	Verizon Communications Inc.	4.000%	3/22/50	250	282
	Verizon Communications Inc.	2.875%	11/20/50	500	465
	Verizon Communications Inc.	3.550%	3/22/51	900	948
	Verizon Communications Inc.	4.672%	3/15/55	600	753
	Verizon Communications Inc.	2.987%	10/30/56	900	837
	Verizon Communications Inc.	3.000%	11/20/60	500	462
	Verizon Communications Inc.	3.700%	3/22/61	700	740
	ViacomCBS Inc.	3.500%	1/15/25	150	161
	ViacomCBS Inc.	4.750%	5/15/25	300	337
	ViacomCBS Inc.	4.000%	1/15/26	400	441
	ViacomCBS Inc.	2.900%	1/15/27	279	296
	ViacomCBS Inc.	3.375%	2/15/28	100	109
	ViacomCBS Inc.	3.700%	6/1/28	100	111
	ViacomCBS Inc.	4.950%	1/15/31	250	299
	ViacomCBS Inc.	4.200%	5/19/32	200	229
	ViacomCBS Inc.	5.500%	5/15/33	75	95
	ViacomCBS Inc.	6.875%	4/30/36	240	344
	ViacomCBS Inc.	5.900%	10/15/40	225	297
	ViacomCBS Inc.	4.850%	7/1/42	225	271
	ViacomCBS Inc.	4.375%	3/15/43	406	465

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ViacomCBS Inc.	5.850%	9/1/43	225	307
ViacomCBS Inc.	4.900%	8/15/44	100	122
ViacomCBS Inc.	4.950%	5/19/50	250	314
Vodafone Group plc	3.750%	1/16/24	325	348
Vodafone Group plc	4.125%	5/30/25	500	553
Vodafone Group plc	4.375%	5/30/28	650	747
Vodafone Group plc	7.875%	2/15/30	150	213
Vodafone Group plc	6.250%	11/30/32	100	134
Vodafone Group plc	6.150%	2/27/37	200	274
Vodafone Group plc	5.000%	5/30/38	325	407
Vodafone Group plc	4.375%	2/19/43	275	320
Vodafone Group plc	5.250%	5/30/48	700	907
Vodafone Group plc	4.875%	6/19/49	350	437
Vodafone Group plc	4.250%	9/17/50	300	346
Vodafone Group plc	5.125%	6/19/59	100	130
Walt Disney Co.	3.350%	3/24/25	345	372
Walt Disney Co.	3.700%	10/15/25	125	137
Walt Disney Co.	1.750%	1/13/26	500	513
Walt Disney Co.	2.200%	1/13/28	200	207
Walt Disney Co.	2.000%	9/1/29	400	404
Walt Disney Co.	3.800%	3/22/30	240	273
Walt Disney Co.	2.650%	1/13/31	700	732
Walt Disney Co.	6.200%	12/15/34	400	564
Walt Disney Co.	6.400%	12/15/35	365	533
Walt Disney Co.	6.650%	11/15/37	200	298
Walt Disney Co.	4.625%	3/23/40	75	94
Walt Disney Co.	3.500%	5/13/40	400	441
Walt Disney Co.	5.400%	10/1/43	100	138
Walt Disney Co.	4.750%	9/15/44	175	224
Walt Disney Co.	2.750%	9/1/49	275	264
Walt Disney Co.	4.700%	3/23/50	395	519
Walt Disney Co.	3.600%	1/13/51	600	671
Walt Disney Co.	3.800%	5/13/60	300	347
Weibo Corp.	3.500%	7/5/24	200	209
Weibo Corp.	3.375%	7/8/30	200	200
WPP Finance 2010	3.750%	9/19/24	200	217
				125,200
Consumer Discretionary (1.7%)
Advance Auto Parts Inc.	3.900%	4/15/30	250	277
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	207
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	429
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	429
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	288
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	322
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	218
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	469
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	187
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	115
Alibaba Group Holding Ltd.	3.250%	2/9/61	500	463
Amazon.com Inc.	2.500%	11/29/22	150	153
Amazon.com Inc.	2.400%	2/22/23	450	462
Amazon.com Inc.	0.400%	6/3/23	200	200
Amazon.com Inc.	0.450%	5/12/24	500	499
Amazon.com Inc.	2.800%	8/22/24	250	265
Amazon.com Inc.	3.800%	12/5/24	120	131
Amazon.com Inc.	0.800%	6/3/25	285	285
Amazon.com Inc.	5.200%	12/3/25	225	261
Amazon.com Inc.	1.000%	5/12/26	600	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	1.200%	6/3/27	285	284
	Amazon.com Inc.	3.150%	8/22/27	725	797
	Amazon.com Inc.	1.650%	5/12/28	500	504
	Amazon.com Inc.	1.500%	6/3/30	505	491
	Amazon.com Inc.	2.100%	5/12/31	400	405
	Amazon.com Inc.	4.800%	12/5/34	225	287
	Amazon.com Inc.	3.875%	8/22/37	600	706
	Amazon.com Inc.	2.875%	5/12/41	500	515
	Amazon.com Inc.	4.950%	12/5/44	350	472
	Amazon.com Inc.	4.050%	8/22/47	600	727
	Amazon.com Inc.	2.500%	6/3/50	590	554
	Amazon.com Inc.	3.100%	5/12/51	700	737
	Amazon.com Inc.	4.250%	8/22/57	500	635
	Amazon.com Inc.	2.700%	6/3/60	400	376
	Amazon.com Inc.	3.250%	5/12/61	200	212
	American Honda Finance Corp.	0.400%	10/21/22	500	501
	American Honda Finance Corp.	1.950%	5/10/23	200	205
	American Honda Finance Corp.	0.875%	7/7/23	200	202
	American Honda Finance Corp.	3.450%	7/14/23	125	132
	American Honda Finance Corp.	3.625%	10/10/23	100	106
	American Honda Finance Corp.	2.900%	2/16/24	150	158
	American Honda Finance Corp.	0.550%	7/12/24	500	497
	American Honda Finance Corp.	2.150%	9/10/24	125	130
	American Honda Finance Corp.	1.200%	7/8/25	200	201
	American Honda Finance Corp.	2.350%	1/8/27	100	104
	American Honda Finance Corp.	2.000%	3/24/28	100	102
	American Honda Finance Corp.	1.800%	1/13/31	300	294
[2]	American University	3.672%	4/1/49	110	124
	Aptiv Corp.	4.150%	3/15/24	125	134
	Aptiv plc	4.250%	1/15/26	150	167
	Aptiv plc	4.350%	3/15/29	50	57
	Aptiv plc	4.400%	10/1/46	50	59
	Aptiv plc	5.400%	3/15/49	50	68
	AutoNation Inc.	3.500%	11/15/24	205	219
	AutoNation Inc.	4.500%	10/1/25	150	167
	AutoNation Inc.	3.800%	11/15/27	75	82
	AutoZone Inc.	3.125%	7/15/23	125	130
	AutoZone Inc.	3.125%	4/18/24	130	137
	AutoZone Inc.	3.250%	4/15/25	132	141
	AutoZone Inc.	3.625%	4/15/25	153	166
	AutoZone Inc.	3.125%	4/21/26	100	108
	AutoZone Inc.	3.750%	6/1/27	100	112
	AutoZone Inc.	3.750%	4/18/29	100	111
	AutoZone Inc.	4.000%	4/15/30	250	283
	AutoZone Inc.	1.650%	1/15/31	200	190
	Best Buy Co. Inc.	4.450%	10/1/28	200	230
	BorgWarner Inc.	3.375%	3/15/25	75	80
	BorgWarner Inc.	2.650%	7/1/27	200	211
	BorgWarner Inc.	4.375%	3/15/45	100	118
	Brunswick Corp.	0.850%	8/18/24	200	200
	California Endowment	2.498%	4/1/51	50	48
	California Institute of Technology	4.321%	8/1/45	70	89
	California Institute of Technology	4.700%	11/1/11	50	71
	California Institute of Technology	3.650%	9/1/19	100	112
	Cleveland Clinic Foundation	4.858%	1/1/14	100	143
	Daimler Finance North America LLC	8.500%	1/18/31	250	378
	Darden Restaurants Inc.	3.850%	5/1/27	200	222
	Darden Restaurants Inc.	4.550%	2/15/48	50	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DR Horton Inc.	4.750%	2/15/23	225	235
	DR Horton Inc.	5.750%	8/15/23	75	81
	DR Horton Inc.	2.500%	10/15/24	100	105
[2]	Duke University	2.682%	10/1/44	100	100
[2]	Duke University	2.832%	10/1/55	125	127
	eBay Inc.	2.750%	1/30/23	175	180
	eBay Inc.	3.450%	8/1/24	125	134
	eBay Inc.	1.900%	3/11/25	180	185
	eBay Inc.	1.400%	5/10/26	200	201
	eBay Inc.	3.600%	6/5/27	300	331
	eBay Inc.	2.700%	3/11/30	200	208
	eBay Inc.	2.600%	5/10/31	200	204
	eBay Inc.	4.000%	7/15/42	200	225
	eBay Inc.	3.650%	5/10/51	200	215
	Emory University	2.143%	9/1/30	150	153
	Emory University	2.969%	9/1/50	50	52
	Ford Foundation	2.415%	6/1/50	60	57
	Ford Foundation	2.815%	6/1/70	150	148
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	106
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	255
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	54
	General Motors Co.	4.875%	10/2/23	625	675
	General Motors Co.	5.400%	10/2/23	250	273
	General Motors Co.	6.125%	10/1/25	600	703
	General Motors Co.	6.800%	10/1/27	100	125
	General Motors Co.	5.000%	4/1/35	165	195
	General Motors Co.	6.600%	4/1/36	250	336
	General Motors Co.	5.150%	4/1/38	225	268
	General Motors Co.	6.250%	10/2/43	210	282
	General Motors Co.	5.200%	4/1/45	230	279
	General Motors Co.	5.400%	4/1/48	200	248
	General Motors Co.	5.950%	4/1/49	175	231
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	102
	General Motors Financial Co. Inc.	3.250%	1/5/23	275	284
	General Motors Financial Co. Inc.	3.700%	5/9/23	200	209
	General Motors Financial Co. Inc.	4.150%	6/19/23	200	211
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	510
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	201
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	427
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	214
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	1,005
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	357
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	157
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	171
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	199
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	364
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	519
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	202
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	750
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	490
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	199
	George Washington University	4.126%	9/15/48	300	366
	Georgetown University	4.315%	4/1/49	68	85
	Georgetown University	2.943%	4/1/50	100	99
	Georgetown University	5.215%	10/1/18	59	86
	Harley-Davidson Inc.	3.500%	7/28/25	100	107
	Harley-Davidson Inc.	4.625%	7/28/45	125	135
	Hasbro Inc.	3.900%	11/19/29	350	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	6.350%	3/15/40	125	172
	Hasbro Inc.	5.100%	5/15/44	50	61
	Home Depot Inc.	3.750%	2/15/24	200	214
	Home Depot Inc.	3.000%	4/1/26	275	297
	Home Depot Inc.	2.500%	4/15/27	395	419
	Home Depot Inc.	2.800%	9/14/27	200	216
	Home Depot Inc.	1.500%	9/15/28	200	198
	Home Depot Inc.	2.950%	6/15/29	600	648
	Home Depot Inc.	2.700%	4/15/30	445	471
	Home Depot Inc.	1.375%	3/15/31	500	473
	Home Depot Inc.	1.875%	9/15/31	200	197
	Home Depot Inc.	5.875%	12/16/36	825	1,163
	Home Depot Inc.	3.300%	4/15/40	295	320
	Home Depot Inc.	5.950%	4/1/41	175	251
	Home Depot Inc.	4.200%	4/1/43	200	241
	Home Depot Inc.	4.875%	2/15/44	300	395
	Home Depot Inc.	4.400%	3/15/45	100	125
	Home Depot Inc.	4.250%	4/1/46	330	405
	Home Depot Inc.	3.900%	6/15/47	250	293
	Home Depot Inc.	4.500%	12/6/48	225	289
	Home Depot Inc.	3.125%	12/15/49	525	548
	Home Depot Inc.	3.350%	4/15/50	375	406
	Home Depot Inc.	2.375%	3/15/51	400	364
	Home Depot Inc.	2.750%	9/15/51	300	293
	Hyatt Hotels Corp.	3.375%	7/15/23	100	104
	Hyatt Hotels Corp.	1.300%	10/1/23	200	200
	Hyatt Hotels Corp.	1.800%	10/1/24	200	200
	Hyatt Hotels Corp.	4.850%	3/15/26	200	222
	Hyatt Hotels Corp.	4.375%	9/15/28	75	82
	Hyatt Hotels Corp.	5.750%	4/23/30	200	240
	JD.com Inc.	3.375%	1/14/30	200	210
[2]	Johns Hopkins University	4.083%	7/1/53	75	96
	Kohl's Corp.	5.550%	7/17/45	100	119
	Las Vegas Sands Corp.	3.200%	8/8/24	365	375
	Las Vegas Sands Corp.	2.900%	6/25/25	200	201
	Las Vegas Sands Corp.	3.500%	8/18/26	145	148
	Las Vegas Sands Corp.	3.900%	8/8/29	65	66
	Lear Corp.	3.800%	9/15/27	100	111
	Lear Corp.	4.250%	5/15/29	150	168
	Lear Corp.	3.500%	5/30/30	100	107
	Lear Corp.	5.250%	5/15/49	125	155
	Leggett & Platt Inc.	3.800%	11/15/24	100	107
	Leggett & Platt Inc.	3.500%	11/15/27	125	136
	Leggett & Platt Inc.	4.400%	3/15/29	75	86
	Leland Stanford Junior University	3.647%	5/1/48	200	240
	Lennar Corp.	4.750%	11/15/22	200	207
	Lennar Corp.	4.500%	4/30/24	300	325
	Lennar Corp.	5.250%	6/1/26	200	230
	Lennar Corp.	4.750%	11/29/27	200	232
	Lowe's Cos. Inc.	3.875%	9/15/23	275	291
	Lowe's Cos. Inc.	3.125%	9/15/24	100	106
	Lowe's Cos. Inc.	3.375%	9/15/25	200	217
	Lowe's Cos. Inc.	2.500%	4/15/26	250	264
	Lowe's Cos. Inc.	3.100%	5/3/27	350	379
	Lowe's Cos. Inc.	1.300%	4/15/28	260	252
	Lowe's Cos. Inc.	1.700%	9/15/28	200	198
	Lowe's Cos. Inc.	6.500%	3/15/29	67	86
	Lowe's Cos. Inc.	3.650%	4/5/29	300	332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.500%	4/15/30	250	293
	Lowe's Cos. Inc.	1.700%	10/15/30	300	287
	Lowe's Cos. Inc.	2.625%	4/1/31	500	513
	Lowe's Cos. Inc.	2.800%	9/15/41	700	681
	Lowe's Cos. Inc.	4.250%	9/15/44	28	32
	Lowe's Cos. Inc.	3.700%	4/15/46	250	273
	Lowe's Cos. Inc.	4.050%	5/3/47	300	343
	Lowe's Cos. Inc.	3.000%	10/15/50	500	487
	Magna International Inc.	3.625%	6/15/24	170	183
	Magna International Inc.	4.150%	10/1/25	100	111
	Magna International Inc.	2.450%	6/15/30	100	102
	Marriott International Inc.	2.125%	10/3/22	200	202
	Marriott International Inc.	3.750%	3/15/25	175	187
	Marriott International Inc.	3.750%	10/1/25	65	70
	Marriott International Inc.	3.125%	6/15/26	1,083	1,157
	Marriott International Inc.	4.000%	4/15/28	50	55
	Marriott International Inc.	4.625%	6/15/30	200	229
	Marriott International Inc.	2.850%	4/15/31	300	303
	Masco Corp.	3.500%	11/15/27	100	109
	Masco Corp.	1.500%	2/15/28	200	195
	Masco Corp.	7.750%	8/1/29	24	33
	Masco Corp.	2.000%	10/1/30	500	484
	Masco Corp.	4.500%	5/15/47	100	120
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	149
	Massachusetts Institute of Technology	2.989%	7/1/50	85	91
	Massachusetts Institute of Technology	5.600%	7/1/11	130	224
	Massachusetts Institute of Technology	4.678%	7/1/14	275	395
	Massachusetts Institute of Technology	3.885%	7/1/16	100	121
	McDonald's Corp.	3.350%	4/1/23	200	208
	McDonald's Corp.	3.300%	7/1/25	497	535
	McDonald's Corp.	3.700%	1/30/26	300	330
	McDonald's Corp.	3.500%	3/1/27	200	220
	McDonald's Corp.	3.500%	7/1/27	315	348
	McDonald's Corp.	3.800%	4/1/28	350	392
	McDonald's Corp.	2.625%	9/1/29	200	209
	McDonald's Corp.	2.125%	3/1/30	200	201
	McDonald's Corp.	3.600%	7/1/30	200	222
	McDonald's Corp.	4.700%	12/9/35	200	246
	McDonald's Corp.	6.300%	10/15/37	150	213
	McDonald's Corp.	6.300%	3/1/38	100	143
	McDonald's Corp.	5.700%	2/1/39	100	135
	McDonald's Corp.	3.700%	2/15/42	25	27
	McDonald's Corp.	3.625%	5/1/43	100	109
	McDonald's Corp.	4.600%	5/26/45	210	259
	McDonald's Corp.	4.875%	12/9/45	300	383
	McDonald's Corp.	4.450%	3/1/47	250	304
	McDonald's Corp.	4.450%	9/1/48	150	184
	McDonald's Corp.	3.625%	9/1/49	350	382
	McDonald's Corp.	4.200%	4/1/50	200	239
	Mohawk Industries Inc.	3.850%	2/1/23	100	104
	Mohawk Industries Inc.	3.625%	5/15/30	125	136
	NIKE Inc.	2.400%	3/27/25	225	236
	NIKE Inc.	2.375%	11/1/26	200	211
	NIKE Inc.	2.750%	3/27/27	200	214
	NIKE Inc.	2.850%	3/27/30	200	215
	NIKE Inc.	3.250%	3/27/40	200	218
	NIKE Inc.	3.625%	5/1/43	125	144
	NIKE Inc.	3.875%	11/1/45	225	267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	3.375%	11/1/46	100	111
	NIKE Inc.	3.375%	3/27/50	300	336
[2]	Northwestern University	4.643%	12/1/44	75	97
[2]	Northwestern University	2.640%	12/1/50	50	50
[2]	Northwestern University	3.662%	12/1/57	75	91
	NVR Inc.	3.000%	5/15/30	200	209
	O'Reilly Automotive Inc.	3.850%	6/15/23	75	79
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	361
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	479
	President and Fellows of Harvard College	4.875%	10/15/40	225	305
	President and Fellows of Harvard College	3.150%	7/15/46	100	110
	PulteGroup Inc.	5.500%	3/1/26	200	232
	PulteGroup Inc.	6.375%	5/15/33	300	396
	Ralph Lauren Corp.	3.750%	9/15/25	50	55
	Ralph Lauren Corp.	2.950%	6/15/30	200	211
	Rockefeller Foundation	2.492%	10/1/50	250	244
	Ross Stores Inc.	4.600%	4/15/25	200	223
	Ross Stores Inc.	1.875%	4/15/31	200	193
	Sands China Ltd.	5.125%	8/8/25	400	431
	Sands China Ltd.	3.800%	1/8/26	200	206
[5]	Sands China Ltd.	2.300%	3/8/27	200	194
	Sands China Ltd.	5.400%	8/8/28	300	332
[5]	Sands China Ltd.	2.850%	3/8/29	200	193
	Sands China Ltd.	4.375%	6/18/30	200	209
[5]	Sands China Ltd.	3.250%	8/8/31	200	193
	Starbucks Corp.	3.100%	3/1/23	375	388
	Starbucks Corp.	3.850%	10/1/23	100	106
	Starbucks Corp.	2.450%	6/15/26	200	210
	Starbucks Corp.	3.500%	3/1/28	100	110
	Starbucks Corp.	4.000%	11/15/28	200	227
	Starbucks Corp.	3.550%	8/15/29	200	221
	Starbucks Corp.	2.250%	3/12/30	450	454
	Starbucks Corp.	2.550%	11/15/30	300	308
	Starbucks Corp.	4.300%	6/15/45	50	59
	Starbucks Corp.	3.750%	12/1/47	125	137
	Starbucks Corp.	4.500%	11/15/48	200	247
	Starbucks Corp.	3.350%	3/12/50	100	104
	Starbucks Corp.	3.500%	11/15/50	300	319
	Steelcase Inc.	5.125%	1/18/29	125	144
	Stellantis NV	5.250%	4/15/23	300	321
	Tapestry Inc.	4.250%	4/1/25	97	105
	Tapestry Inc.	4.125%	7/15/27	100	109
	TJX Cos. Inc.	2.500%	5/15/23	100	103
	TJX Cos. Inc.	2.250%	9/15/26	350	368
	TJX Cos. Inc.	1.600%	5/15/31	200	192
	Toyota Motor Corp.	3.419%	7/20/23	150	158
	Toyota Motor Corp.	2.358%	7/2/24	100	105
	Toyota Motor Corp.	1.339%	3/25/26	500	503
	Toyota Motor Corp.	2.760%	7/2/29	100	107
	Toyota Motor Credit Corp.	2.625%	1/10/23	100	103
	Toyota Motor Credit Corp.	0.400%	4/6/23	200	200
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	501
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	204
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	311
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	132
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	199
	Toyota Motor Credit Corp.	0.625%	9/13/24	200	200
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	135
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	199
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	218
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	492
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	108
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	203
	Toyota Motor Credit Corp.	3.650%	1/8/29	100	113
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	152
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	443
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	196
	Tractor Supply Co.	1.750%	11/1/30	200	192
	Trustees of Boston College	3.129%	7/1/52	100	105
[2]	Trustees of Boston University	4.061%	10/1/48	50	61
	Trustees of Princeton University	5.700%	3/1/39	150	218
	Trustees of Princeton University	2.516%	7/1/50	150	148
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	190
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	72
[2]	University of Chicago	2.547%	4/1/50	500	480
	University of Chicago	3.000%	10/1/52	50	52
[2]	University of Chicago	4.003%	10/1/53	100	124
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	115
	University of Notre Dame du Lac	3.394%	2/15/48	125	143
[2]	University of Southern California	3.028%	10/1/39	100	106
[2]	University of Southern California	3.841%	10/1/47	200	241
	University of Southern California	2.945%	10/1/51	200	209
	University of Southern California	5.250%	10/1/11	100	154
	VF Corp.	2.400%	4/23/25	200	208
	VF Corp.	2.950%	4/23/30	200	210
	Whirlpool Corp.	4.700%	6/1/22	100	103
	Whirlpool Corp.	4.000%	3/1/24	50	54
	Whirlpool Corp.	3.700%	5/1/25	75	81
	Whirlpool Corp.	4.750%	2/26/29	150	175
	Whirlpool Corp.	4.500%	6/1/46	100	119
	Whirlpool Corp.	4.600%	5/15/50	75	92
[2]	William Marsh Rice University	3.574%	5/15/45	150	170
	Yale University	0.873%	4/15/25	100	100
	Yale University	1.482%	4/15/30	100	98
	Yale University	2.402%	4/15/50	100	96
					84,355
Consumer Staples (1.9%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	132
	Altria Group Inc.	4.000%	1/31/24	250	269
	Altria Group Inc.	2.350%	5/6/25	150	155
	Altria Group Inc.	4.400%	2/14/26	997	1,118
	Altria Group Inc.	2.625%	9/16/26	75	79
	Altria Group Inc.	4.800%	2/14/29	575	661
	Altria Group Inc.	5.800%	2/14/39	120	148
	Altria Group Inc.	3.400%	2/4/41	500	473
	Altria Group Inc.	4.250%	8/9/42	275	286
	Altria Group Inc.	4.500%	5/2/43	125	134
	Altria Group Inc.	5.375%	1/31/44	350	412
	Altria Group Inc.	3.875%	9/16/46	425	414
	Altria Group Inc.	5.950%	2/14/49	500	637
	Altria Group Inc.	3.700%	2/4/51	500	470
	Altria Group Inc.	6.200%	2/14/59	70	90
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,445
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,880	2,335
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	121
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	331
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	237
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	586
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	564
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,265	1,490
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	1,096
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	321
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	245
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	162
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	402
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	350
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	838
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	705
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	812
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	500	598
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	430
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	220
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	451
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	213
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	219
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	107
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	128
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	58
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	162
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	196
BAT Capital Corp.	3.222%	8/15/24	650	689
BAT Capital Corp.	3.215%	9/6/26	200	213
BAT Capital Corp.	3.557%	8/15/27	675	727
BAT Capital Corp.	2.259%	3/25/28	500	497
BAT Capital Corp.	2.726%	3/25/31	500	493
BAT Capital Corp.	4.390%	8/15/37	525	561
BAT Capital Corp.	4.540%	8/15/47	575	599
BAT Capital Corp.	4.758%	9/6/49	250	269
BAT Capital Corp.	3.984%	9/25/50	500	482
BAT International Finance plc	1.668%	3/25/26	500	500
Brown-Forman Corp.	3.500%	4/15/25	81	88
Brown-Forman Corp.	4.500%	7/15/45	100	127
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	135
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	221
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	355
Campbell Soup Co.	3.650%	3/15/23	65	68
Campbell Soup Co.	3.950%	3/15/25	200	218
Campbell Soup Co.	3.300%	3/19/25	125	134
Campbell Soup Co.	4.150%	3/15/28	175	197
Campbell Soup Co.	2.375%	4/24/30	150	151
Campbell Soup Co.	4.800%	3/15/48	135	169
Campbell Soup Co.	3.125%	4/24/50	100	98
Church & Dwight Co. Inc.	3.150%	8/1/27	100	108
Church & Dwight Co. Inc.	3.950%	8/1/47	75	88
Clorox Co.	3.500%	12/15/24	175	189
Clorox Co.	3.100%	10/1/27	50	54
Clorox Co.	3.900%	5/15/28	50	56
Clorox Co.	1.800%	5/15/30	50	49

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Coca-Cola Co.	1.750%	9/6/24	100	104
Coca-Cola Co.	3.375%	3/25/27	200	221
Coca-Cola Co.	2.900%	5/25/27	50	54
Coca-Cola Co.	1.000%	3/15/28	500	483
Coca-Cola Co.	2.125%	9/6/29	125	128
Coca-Cola Co.	3.450%	3/25/30	250	280
Coca-Cola Co.	1.375%	3/15/31	500	475
Coca-Cola Co.	4.125%	3/25/40	100	118
Coca-Cola Co.	2.500%	6/1/40	200	195
Coca-Cola Co.	2.875%	5/5/41	500	515
Coca-Cola Co.	4.200%	3/25/50	175	219
Coca-Cola Co.	2.600%	6/1/50	300	287
Coca-Cola Co.	2.750%	6/1/60	325	314
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	137
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	207
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	198
Colgate-Palmolive Co.	2.250%	11/15/22	75	77
Colgate-Palmolive Co.	2.100%	5/1/23	280	288
Colgate-Palmolive Co.	3.250%	3/15/24	100	107
Colgate-Palmolive Co.	4.000%	8/15/45	150	187
Conagra Brands Inc.	3.250%	9/15/22	75	77
Conagra Brands Inc.	3.200%	1/25/23	79	81
Conagra Brands Inc.	0.500%	8/11/23	200	200
Conagra Brands Inc.	4.300%	5/1/24	200	217
Conagra Brands Inc.	4.600%	11/1/25	150	169
Conagra Brands Inc.	1.375%	11/1/27	200	195
Conagra Brands Inc.	7.000%	10/1/28	75	98
Conagra Brands Inc.	4.850%	11/1/28	250	294
Conagra Brands Inc.	8.250%	9/15/30	50	73
Conagra Brands Inc.	5.300%	11/1/38	350	445
Conagra Brands Inc.	5.400%	11/1/48	200	268
Constellation Brands Inc.	3.200%	2/15/23	250	259
Constellation Brands Inc.	4.250%	5/1/23	200	212
Constellation Brands Inc.	4.750%	11/15/24	175	195
Constellation Brands Inc.	4.400%	11/15/25	100	112
Constellation Brands Inc.	3.700%	12/6/26	100	110
Constellation Brands Inc.	3.500%	5/9/27	150	165
Constellation Brands Inc.	3.600%	2/15/28	175	193
Constellation Brands Inc.	4.650%	11/15/28	75	87
Constellation Brands Inc.	3.150%	8/1/29	225	241
Constellation Brands Inc.	2.875%	5/1/30	356	370
Constellation Brands Inc.	2.250%	8/1/31	200	197
Constellation Brands Inc.	4.100%	2/15/48	100	113
Constellation Brands Inc.	5.250%	11/15/48	225	297
Constellation Brands Inc.	3.750%	5/1/50	125	136
Costco Wholesale Corp.	2.750%	5/18/24	275	290
Costco Wholesale Corp.	3.000%	5/18/27	100	109
Costco Wholesale Corp.	1.375%	6/20/27	250	251
Costco Wholesale Corp.	1.600%	4/20/30	400	391
Costco Wholesale Corp.	1.750%	4/20/32	200	196
Delhaize America LLC	9.000%	4/15/31	100	152
Diageo Capital plc	2.625%	4/29/23	500	515
Diageo Capital plc	2.125%	10/24/24	200	208
Diageo Capital plc	1.375%	9/29/25	200	202
Diageo Capital plc	2.375%	10/24/29	200	206
Diageo Capital plc	2.000%	4/29/30	200	199
Diageo Capital plc	2.125%	4/29/32	200	199
Diageo Capital plc	5.875%	9/30/36	50	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	3.875%	4/29/43	100	117
	Diageo Investment Corp.	4.250%	5/11/42	150	182
	Dollar General Corp.	3.250%	4/15/23	150	156
	Dollar General Corp.	4.150%	11/1/25	105	116
	Dollar General Corp.	3.875%	4/15/27	150	167
	Dollar General Corp.	4.125%	5/1/28	150	170
	Dollar General Corp.	3.500%	4/3/30	100	110
	Dollar General Corp.	4.125%	4/3/50	200	233
	Dollar Tree Inc.	3.700%	5/15/23	100	105
	Dollar Tree Inc.	4.000%	5/15/25	200	219
	Dollar Tree Inc.	4.200%	5/15/28	300	339
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	164
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	130
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	106
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	125
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	124
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	134
	Flowers Foods Inc.	3.500%	10/1/26	75	81
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	118
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	628
	General Mills Inc.	2.600%	10/12/22	250	255
	General Mills Inc.	3.700%	10/17/23	575	610
	General Mills Inc.	3.650%	2/15/24	100	106
	General Mills Inc.	4.200%	4/17/28	225	256
	General Mills Inc.	2.875%	4/15/30	150	158
[5]	General Mills Inc.	3.000%	2/1/51	500	499
	Hershey Co.	2.625%	5/1/23	100	103
	Hershey Co.	3.375%	5/15/23	150	157
	Hershey Co.	2.050%	11/15/24	55	57
	Hershey Co.	3.200%	8/21/25	65	70
	Hershey Co.	2.300%	8/15/26	100	105
	Hershey Co.	2.450%	11/15/29	130	136
	Hershey Co.	1.700%	6/1/30	30	30
	Hershey Co.	3.125%	11/15/49	150	159
	Hershey Co.	2.650%	6/1/50	100	97
	Hormel Foods Corp.	1.800%	6/11/30	200	197
	Hormel Foods Corp.	3.050%	6/3/51	200	208
	Ingredion Inc.	3.200%	10/1/26	100	108
	Ingredion Inc.	2.900%	6/1/30	175	183
	Ingredion Inc.	3.900%	6/1/50	100	113
	J M Smucker Co.	3.500%	3/15/25	175	189
	J M Smucker Co.	3.375%	12/15/27	150	164
	J M Smucker Co.	2.375%	3/15/30	100	102
	J M Smucker Co.	2.125%	3/15/32	100	98
	J M Smucker Co.	4.250%	3/15/35	100	117
	J M Smucker Co.	4.375%	3/15/45	125	150
	J M Smucker Co.	3.550%	3/15/50	50	54
	Kellogg Co.	2.650%	12/1/23	126	132
	Kellogg Co.	3.250%	4/1/26	125	135
	Kellogg Co.	3.400%	11/15/27	125	137
	Kellogg Co.	4.300%	5/15/28	100	115
	Kellogg Co.	7.450%	4/1/31	125	179
	Keurig Dr Pepper Inc.	4.057%	5/25/23	187	198
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	105
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	306
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	79
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	110
Keurig Dr Pepper Inc.	4.597%	5/25/28	395	458
Keurig Dr Pepper Inc.	3.200%	5/1/30	150	161
Keurig Dr Pepper Inc.	2.250%	3/15/31	250	250
Keurig Dr Pepper Inc.	7.450%	5/1/38	16	24
Keurig Dr Pepper Inc.	4.985%	5/25/38	100	125
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	243
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	150
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	169
Kimberly-Clark Corp.	3.050%	8/15/25	50	54
Kimberly-Clark Corp.	2.750%	2/15/26	100	107
Kimberly-Clark Corp.	1.050%	9/15/27	500	493
Kimberly-Clark Corp.	3.950%	11/1/28	50	57
Kimberly-Clark Corp.	3.200%	4/25/29	150	164
Kimberly-Clark Corp.	3.100%	3/26/30	155	170
Kimberly-Clark Corp.	6.625%	8/1/37	250	381
Kimberly-Clark Corp.	5.300%	3/1/41	25	34
Kimberly-Clark Corp.	3.200%	7/30/46	175	188
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	50
Kroger Co.	4.000%	2/1/24	100	107
Kroger Co.	3.500%	2/1/26	160	175
Kroger Co.	2.650%	10/15/26	140	148
Kroger Co.	3.700%	8/1/27	100	111
Kroger Co.	7.700%	6/1/29	50	68
Kroger Co.	8.000%	9/15/29	125	174
Kroger Co.	2.200%	5/1/30	100	100
Kroger Co.	1.700%	1/15/31	250	239
Kroger Co.	7.500%	4/1/31	100	141
Kroger Co.	5.400%	7/15/40	50	65
Kroger Co.	5.000%	4/15/42	125	158
Kroger Co.	5.150%	8/1/43	100	130
Kroger Co.	4.450%	2/1/47	225	269
Kroger Co.	4.650%	1/15/48	75	92
Kroger Co.	5.400%	1/15/49	25	34
Kroger Co.	3.950%	1/15/50	175	198
McCormick & Co. Inc.	3.150%	8/15/24	150	160
McCormick & Co. Inc.	3.400%	8/15/27	150	165
McCormick & Co. Inc.	2.500%	4/15/30	250	256
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	395
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	142
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	193
Molson Coors Beverage Co.	3.000%	7/15/26	375	401
Molson Coors Beverage Co.	5.000%	5/1/42	200	242
Molson Coors Beverage Co.	4.200%	7/15/46	375	415
Mondelez International Inc.	1.500%	5/4/25	100	101
Mondelez International Inc.	2.750%	4/13/30	250	262
Mondelez International Inc.	1.875%	10/15/32	500	479
Mondelez International Inc.	2.625%	9/4/50	250	230
PepsiCo Inc.	0.750%	5/1/23	125	126
PepsiCo Inc.	3.600%	3/1/24	700	747
PepsiCo Inc.	2.250%	3/19/25	265	277
PepsiCo Inc.	2.750%	4/30/25	200	212
PepsiCo Inc.	3.500%	7/17/25	452	492
PepsiCo Inc.	2.375%	10/6/26	225	239
PepsiCo Inc.	2.625%	3/19/27	100	107
PepsiCo Inc.	3.000%	10/15/27	325	356
PepsiCo Inc.	2.625%	7/29/29	200	212

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	2.750%	3/19/30	345	368
PepsiCo Inc.	1.625%	5/1/30	200	196
PepsiCo Inc.	1.400%	2/25/31	200	192
PepsiCo Inc.	3.500%	3/19/40	175	196
PepsiCo Inc.	4.000%	3/5/42	175	208
PepsiCo Inc.	3.600%	8/13/42	100	113
PepsiCo Inc.	4.250%	10/22/44	225	275
PepsiCo Inc.	4.600%	7/17/45	75	97
PepsiCo Inc.	4.450%	4/14/46	500	635
PepsiCo Inc.	3.450%	10/6/46	300	331
PepsiCo Inc.	4.000%	5/2/47	100	120
PepsiCo Inc.	3.375%	7/29/49	490	538
PepsiCo Inc.	2.875%	10/15/49	325	331
PepsiCo Inc.	3.875%	3/19/60	150	182
Philip Morris International Inc.	2.500%	11/2/22	300	307
Philip Morris International Inc.	2.625%	3/6/23	100	103
Philip Morris International Inc.	1.125%	5/1/23	125	127
Philip Morris International Inc.	2.125%	5/10/23	95	97
Philip Morris International Inc.	3.600%	11/15/23	500	533
Philip Morris International Inc.	2.875%	5/1/24	220	232
Philip Morris International Inc.	3.250%	11/10/24	250	269
Philip Morris International Inc.	3.375%	8/11/25	150	162
Philip Morris International Inc.	2.750%	2/25/26	305	323
Philip Morris International Inc.	3.125%	3/2/28	100	108
Philip Morris International Inc.	3.375%	8/15/29	250	274
Philip Morris International Inc.	2.100%	5/1/30	150	149
Philip Morris International Inc.	1.750%	11/1/30	500	481
Philip Morris International Inc.	6.375%	5/16/38	200	281
Philip Morris International Inc.	4.375%	11/15/41	500	578
Philip Morris International Inc.	4.500%	3/20/42	125	146
Philip Morris International Inc.	3.875%	8/21/42	25	27
Philip Morris International Inc.	4.875%	11/15/43	155	191
Philip Morris International Inc.	4.250%	11/10/44	200	229
Procter & Gamble Co.	0.550%	10/29/25	300	296
Procter & Gamble Co.	2.800%	3/25/27	500	538
Procter & Gamble Co.	3.000%	3/25/30	500	547
Procter & Gamble Co.	1.200%	10/29/30	300	285
Procter & Gamble Co.	5.550%	3/5/37	150	214
Procter & Gamble Co.	3.550%	3/25/40	188	220
Procter & Gamble Co.	3.500%	10/25/47	169	201
Procter & Gamble Co.	3.600%	3/25/50	173	211
Reynolds American Inc.	4.450%	6/12/25	525	579
Reynolds American Inc.	5.700%	8/15/35	175	209
Reynolds American Inc.	7.250%	6/15/37	100	135
Reynolds American Inc.	6.150%	9/15/43	75	94
Reynolds American Inc.	5.850%	8/15/45	450	548
Sysco Corp.	3.750%	10/1/25	75	82
Sysco Corp.	3.300%	7/15/26	250	270
Sysco Corp.	3.250%	7/15/27	175	189
Sysco Corp.	2.400%	2/15/30	100	102
Sysco Corp.	5.950%	4/1/30	166	211
Sysco Corp.	6.600%	4/1/40	175	257
Sysco Corp.	4.850%	10/1/45	50	62
Sysco Corp.	4.500%	4/1/46	200	239
Sysco Corp.	4.450%	3/15/48	100	119
Sysco Corp.	3.300%	2/15/50	105	108
Sysco Corp.	6.600%	4/1/50	250	394
Target Corp.	3.500%	7/1/24	325	351

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Target Corp.	2.250%	4/15/25	200	209
Target Corp.	2.500%	4/15/26	175	187
Target Corp.	3.375%	4/15/29	200	222
Target Corp.	2.650%	9/15/30	250	265
Target Corp.	6.500%	10/15/37	103	156
Target Corp.	7.000%	1/15/38	125	197
Target Corp.	3.900%	11/15/47	300	367
Tyson Foods Inc.	3.950%	8/15/24	600	648
Tyson Foods Inc.	4.000%	3/1/26	100	111
Tyson Foods Inc.	3.550%	6/2/27	275	304
Tyson Foods Inc.	4.350%	3/1/29	280	324
Tyson Foods Inc.	4.875%	8/15/34	100	123
Tyson Foods Inc.	5.150%	8/15/44	200	260
Tyson Foods Inc.	4.550%	6/2/47	150	184
Tyson Foods Inc.	5.100%	9/28/48	275	363
Unilever Capital Corp.	3.250%	3/7/24	250	266
Unilever Capital Corp.	2.600%	5/5/24	450	472
Unilever Capital Corp.	3.375%	3/22/25	100	108
Unilever Capital Corp.	3.100%	7/30/25	225	243
Unilever Capital Corp.	2.000%	7/28/26	125	130
Unilever Capital Corp.	1.375%	9/14/30	300	286
Unilever Capital Corp.	1.750%	8/12/31	500	488
Unilever Capital Corp.	5.900%	11/15/32	200	271
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	406
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	352
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	333
Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	167
Walmart Inc.	2.350%	12/15/22	800	818
Walmart Inc.	2.550%	4/11/23	150	154
Walmart Inc.	3.400%	6/26/23	250	263
Walmart Inc.	3.300%	4/22/24	250	266
Walmart Inc.	2.850%	7/8/24	275	291
Walmart Inc.	2.650%	12/15/24	200	212
Walmart Inc.	3.550%	6/26/25	309	338
Walmart Inc.	3.050%	7/8/26	250	272
Walmart Inc.	1.050%	9/17/26	100	100
Walmart Inc.	3.700%	6/26/28	450	509
Walmart Inc.	1.500%	9/22/28	200	199
Walmart Inc.	3.250%	7/8/29	300	333
Walmart Inc.	2.375%	9/24/29	175	184
Walmart Inc.	1.800%	9/22/31	100	99
Walmart Inc.	5.250%	9/1/35	192	263
Walmart Inc.	6.200%	4/15/38	315	470
Walmart Inc.	3.950%	6/28/38	275	327
Walmart Inc.	5.000%	10/25/40	100	134
Walmart Inc.	2.500%	9/22/41	100	100
Walmart Inc.	4.000%	4/11/43	274	330
Walmart Inc.	3.625%	12/15/47	265	308
Walmart Inc.	4.050%	6/29/48	375	470
Walmart Inc.	2.950%	9/24/49	400	423
Walmart Inc.	2.650%	9/22/51	200	199
				92,037
Energy (2.3%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	437
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	218

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	268
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	234
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	224
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	309
Boardwalk Pipelines LP	3.375%	2/1/23	100	103
Boardwalk Pipelines LP	4.950%	12/15/24	150	166
Boardwalk Pipelines LP	5.950%	6/1/26	200	234
Boardwalk Pipelines LP	4.450%	7/15/27	100	113
BP Capital Markets America Inc.	2.937%	4/6/23	100	104
BP Capital Markets America Inc.	2.750%	5/10/23	300	311
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,140
BP Capital Markets America Inc.	3.194%	4/6/25	230	246
BP Capital Markets America Inc.	3.410%	2/11/26	100	109
BP Capital Markets America Inc.	3.119%	5/4/26	550	594
BP Capital Markets America Inc.	3.017%	1/16/27	400	430
BP Capital Markets America Inc.	3.937%	9/21/28	175	197
BP Capital Markets America Inc.	4.234%	11/6/28	225	258
BP Capital Markets America Inc.	3.633%	4/6/30	350	390
BP Capital Markets America Inc.	3.060%	6/17/41	300	303
BP Capital Markets America Inc.	3.000%	2/24/50	450	433
BP Capital Markets America Inc.	2.772%	11/10/50	500	461
BP Capital Markets America Inc.	2.939%	6/4/51	500	475
BP Capital Markets America Inc.	3.001%	3/17/52	300	287
BP Capital Markets America Inc.	3.379%	2/8/61	500	497
BP Capital Markets plc	2.500%	11/6/22	450	461
BP Capital Markets plc	3.994%	9/26/23	200	214
BP Capital Markets plc	3.814%	2/10/24	400	429
BP Capital Markets plc	3.535%	11/4/24	68	74
BP Capital Markets plc	3.506%	3/17/25	200	217
BP Capital Markets plc	3.279%	9/19/27	200	219
BP Capital Markets plc	3.723%	11/28/28	175	195
Burlington Resources LLC	7.400%	12/1/31	175	255
Burlington Resources LLC	5.950%	10/15/36	200	274
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	206
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	547
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	103
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	202
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	163
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	126
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	200
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	400
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	173
Cenovus Energy Inc.	5.375%	7/15/25	277	314
Cenovus Energy Inc.	4.250%	4/15/27	200	222
Cenovus Energy Inc.	4.400%	4/15/29	250	280
Cenovus Energy Inc.	2.650%	1/15/32	100	98
Cenovus Energy Inc.	5.250%	6/15/37	200	238
Cenovus Energy Inc.	6.800%	9/15/37	50	67
Cenovus Energy Inc.	6.750%	11/15/39	300	408
Cenovus Energy Inc.	5.400%	6/15/47	200	246
Cenovus Energy Inc.	3.750%	2/15/52	150	146
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	226
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	254
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	326
[5]	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	99
	Chevron Corp.	2.355%	12/5/22	1,130	1,152
	Chevron Corp.	1.141%	5/11/23	300	304
	Chevron Corp.	3.191%	6/24/23	225	235
	Chevron Corp.	1.554%	5/11/25	300	307
	Chevron Corp.	2.236%	5/11/30	500	513
	Chevron Corp.	2.978%	5/11/40	100	103
	Chevron USA Inc.	1.018%	8/12/27	500	489
	Chevron USA Inc.	3.850%	1/15/28	100	113
	Chevron USA Inc.	3.250%	10/15/29	200	219
	Chevron USA Inc.	6.000%	3/1/41	100	145
	Chevron USA Inc.	5.250%	11/15/43	175	236
	Chevron USA Inc.	5.050%	11/15/44	250	334
	Chevron USA Inc.	4.950%	8/15/47	100	133
	Chevron USA Inc.	4.200%	10/15/49	155	189
	Chevron USA Inc.	2.343%	8/12/50	200	181
	Cimarex Energy Co.	4.375%	6/1/24	200	216
	Cimarex Energy Co.	3.900%	5/15/27	200	219
	CNOOC Finance 2015 USA LLC	3.750%	5/2/23	200	209
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	333
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	136
[5]	ConocoPhillips	3.750%	10/1/27	300	335
[5]	ConocoPhillips	4.300%	8/15/28	100	115
[5]	ConocoPhillips	2.400%	2/15/31	300	305
	ConocoPhillips	5.900%	10/15/32	450	596
	ConocoPhillips	5.900%	5/15/38	450	619
	ConocoPhillips	6.500%	2/1/39	200	292
[5]	ConocoPhillips	4.875%	10/1/47	200	259
	ConocoPhillips Co.	6.950%	4/15/29	350	469
	ConocoPhillips Co.	4.300%	11/15/44	275	330
[5]	Devon Energy Corp.	5.250%	9/15/24	200	221
	Devon Energy Corp.	5.850%	12/15/25	100	116
[5]	Devon Energy Corp.	5.875%	6/15/28	130	143
[5]	Devon Energy Corp.	4.500%	1/15/30	130	141
	Devon Energy Corp.	7.875%	9/30/31	160	226
	Devon Energy Corp.	7.950%	4/15/32	163	231
	Devon Energy Corp.	5.600%	7/15/41	300	376
	Devon Energy Corp.	5.000%	6/15/45	150	176
	Diamondback Energy Inc.	0.900%	3/24/23	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	100	107
	Diamondback Energy Inc.	3.500%	12/1/29	300	321
	Diamondback Energy Inc.	3.125%	3/24/31	200	207
	Diamondback Energy Inc.	4.400%	3/24/51	200	227
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	71
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	105
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	238
	Enable Midstream Partners LP	3.900%	5/15/24	150	159
	Enable Midstream Partners LP	4.400%	3/15/27	150	166
	Enable Midstream Partners LP	4.950%	5/15/28	200	225
	Enable Midstream Partners LP	4.150%	9/15/29	200	217
	Enable Midstream Partners LP	5.000%	5/15/44	100	109
	Enbridge Energy Partners LP	5.875%	10/15/25	150	175
	Enbridge Energy Partners LP	7.500%	4/15/38	150	223
	Enbridge Energy Partners LP	5.500%	9/15/40	125	160
	Enbridge Energy Partners LP	7.375%	10/15/45	125	199
	Enbridge Inc.	0.550%	10/4/23	200	200
	Enbridge Inc.	2.500%	1/15/25	100	104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enbridge Inc.	1.600%	10/4/26	200	201
Enbridge Inc.	3.700%	7/15/27	150	165
Enbridge Inc.	3.125%	11/15/29	200	214
Enbridge Inc.	2.500%	8/1/33	200	201
Enbridge Inc.	4.500%	6/10/44	100	116
Enbridge Inc.	4.000%	11/15/49	100	112
Enbridge Inc.	3.400%	8/1/51	400	403
Energy Transfer LP	3.600%	2/1/23	450	464
Energy Transfer LP	4.250%	3/15/23	400	417
Energy Transfer LP	4.050%	3/15/25	1,000	1,079
Energy Transfer LP	4.750%	1/15/26	500	559
Energy Transfer LP	5.500%	6/1/27	300	352
Energy Transfer LP	5.250%	4/15/29	425	498
Energy Transfer LP	3.750%	5/15/30	450	486
Energy Transfer LP	4.950%	1/15/43	175	192
Energy Transfer LP	5.300%	4/1/44	300	349
Energy Transfer LP	5.300%	4/15/47	200	234
Energy Transfer LP	5.400%	10/1/47	275	328
Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	206
Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	106
Energy Transfer Operating LP	6.625%	10/15/36	150	196
Energy Transfer Operating LP	5.800%	6/15/38	150	184
Energy Transfer Operating LP	6.050%	6/1/41	100	124
Energy Transfer Operating LP	6.500%	2/1/42	275	358
Energy Transfer Operating LP	5.150%	3/15/45	150	172
Energy Transfer Operating LP	6.125%	12/15/45	200	255
Energy Transfer Operating LP	6.000%	6/15/48	300	380
Energy Transfer Operating LP	6.250%	4/15/49	320	421
Energy Transfer Operating LP	5.000%	5/15/50	500	577
Enterprise Products Operating LLC	3.350%	3/15/23	425	440
Enterprise Products Operating LLC	3.900%	2/15/24	175	187
Enterprise Products Operating LLC	3.750%	2/15/25	150	163
Enterprise Products Operating LLC	3.700%	2/15/26	150	165
Enterprise Products Operating LLC	3.950%	2/15/27	100	111
Enterprise Products Operating LLC	3.125%	7/31/29	400	429
Enterprise Products Operating LLC	2.800%	1/31/30	300	314
Enterprise Products Operating LLC	6.875%	3/1/33	175	244
Enterprise Products Operating LLC	7.550%	4/15/38	150	230
Enterprise Products Operating LLC	6.125%	10/15/39	300	411
Enterprise Products Operating LLC	5.950%	2/1/41	175	238
Enterprise Products Operating LLC	4.450%	2/15/43	300	345
Enterprise Products Operating LLC	4.850%	3/15/44	520	626
Enterprise Products Operating LLC	4.900%	5/15/46	425	521
Enterprise Products Operating LLC	4.250%	2/15/48	300	340
Enterprise Products Operating LLC	4.200%	1/31/50	350	395
Enterprise Products Operating LLC	3.700%	1/31/51	300	315
Enterprise Products Operating LLC	3.200%	2/15/52	300	290
Enterprise Products Operating LLC	3.300%	2/15/53	200	196
Enterprise Products Operating LLC	3.950%	1/31/60	200	215
Enterprise Products Operating LLC	5.250%	8/16/77	100	105
Enterprise Products Operating LLC	5.375%	2/15/78	200	208
EOG Resources Inc.	2.625%	3/15/23	450	462
EOG Resources Inc.	4.150%	1/15/26	150	167
EOG Resources Inc.	4.375%	4/15/30	200	233
EOG Resources Inc.	4.950%	4/15/50	200	265
Equinor ASA	2.450%	1/17/23	450	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	2.650%	1/15/24	375	392
	Equinor ASA	3.700%	3/1/24	150	161
	Equinor ASA	3.250%	11/10/24	150	161
	Equinor ASA	1.750%	1/22/26	479	491
	Equinor ASA	7.250%	9/23/27	250	328
	Equinor ASA	3.625%	9/10/28	175	195
	Equinor ASA	2.375%	5/22/30	200	206
	Equinor ASA	5.100%	8/17/40	125	165
	Equinor ASA	4.250%	11/23/41	175	211
	Equinor ASA	3.950%	5/15/43	125	144
	Equinor ASA	4.800%	11/8/43	175	225
	Equinor ASA	3.250%	11/18/49	225	237
	Equinor ASA	3.700%	4/6/50	405	465
	Exxon Mobil Corp.	1.571%	4/15/23	950	968
	Exxon Mobil Corp.	2.992%	3/19/25	950	1,013
	Exxon Mobil Corp.	3.043%	3/1/26	300	324
	Exxon Mobil Corp.	2.275%	8/16/26	600	630
	Exxon Mobil Corp.	2.440%	8/16/29	250	260
	Exxon Mobil Corp.	3.482%	3/19/30	375	417
	Exxon Mobil Corp.	2.610%	10/15/30	650	681
	Exxon Mobil Corp.	2.995%	8/16/39	300	310
	Exxon Mobil Corp.	4.227%	3/19/40	400	475
	Exxon Mobil Corp.	3.567%	3/6/45	235	257
	Exxon Mobil Corp.	4.114%	3/1/46	400	469
	Exxon Mobil Corp.	4.327%	3/19/50	825	1,008
	Exxon Mobil Corp.	3.452%	4/15/51	600	642
	Halliburton Co.	3.500%	8/1/23	112	117
	Halliburton Co.	3.800%	11/15/25	22	24
	Halliburton Co.	2.920%	3/1/30	200	207
	Halliburton Co.	4.850%	11/15/35	200	236
	Halliburton Co.	6.700%	9/15/38	345	471
	Halliburton Co.	4.500%	11/15/41	100	110
	Halliburton Co.	4.750%	8/1/43	150	171
	Halliburton Co.	5.000%	11/15/45	500	599
	Helmerich & Payne Inc.	4.650%	3/15/25	50	56
[5]	Helmerich & Payne Inc.	2.900%	9/29/31	100	100
	Hess Corp.	3.500%	7/15/24	100	106
	Hess Corp.	4.300%	4/1/27	250	277
	Hess Corp.	7.125%	3/15/33	100	135
	Hess Corp.	5.600%	2/15/41	550	684
	HollyFrontier Corp.	5.875%	4/1/26	200	229
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	262
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	540
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	64
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	340
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	71
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	276
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	346
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	63
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	543
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	89
	Kinder Morgan Inc.	3.150%	1/15/23	200	207
	Kinder Morgan Inc.	4.300%	6/1/25	300	331
	Kinder Morgan Inc.	4.300%	3/1/28	500	567
	Kinder Morgan Inc.	7.800%	8/1/31	290	414
	Kinder Morgan Inc.	7.750%	1/15/32	265	380
	Kinder Morgan Inc.	5.300%	12/1/34	175	216
	Kinder Morgan Inc.	5.550%	6/1/45	200	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	5.050%	2/15/46	350	423
	Kinder Morgan Inc.	3.250%	8/1/50	400	384
	Kinder Morgan Inc.	3.600%	2/15/51	200	203
	Magellan Midstream Partners LP	3.250%	6/1/30	200	214
	Magellan Midstream Partners LP	5.150%	10/15/43	125	152
	Magellan Midstream Partners LP	4.250%	9/15/46	200	223
	Magellan Midstream Partners LP	4.200%	10/3/47	150	165
	Magellan Midstream Partners LP	4.850%	2/1/49	100	119
	Marathon Oil Corp.	4.400%	7/15/27	200	225
	Marathon Oil Corp.	6.800%	3/15/32	400	518
	Marathon Oil Corp.	5.200%	6/1/45	100	119
	Marathon Petroleum Corp.	4.750%	12/15/23	500	540
	Marathon Petroleum Corp.	4.700%	5/1/25	300	335
	Marathon Petroleum Corp.	5.125%	12/15/26	200	233
	Marathon Petroleum Corp.	6.500%	3/1/41	300	413
	Marathon Petroleum Corp.	4.500%	4/1/48	360	409
	MPLX LP	3.375%	3/15/23	100	104
	MPLX LP	4.500%	7/15/23	200	212
	MPLX LP	4.875%	12/1/24	400	443
	MPLX LP	4.875%	6/1/25	283	316
	MPLX LP	4.125%	3/1/27	300	335
	MPLX LP	4.250%	12/1/27	400	450
	MPLX LP	4.000%	3/15/28	400	442
	MPLX LP	2.650%	8/15/30	500	502
	MPLX LP	4.500%	4/15/38	400	447
	MPLX LP	4.700%	4/15/48	525	605
	MPLX LP	5.500%	2/15/49	455	577
	NOV Inc.	3.600%	12/1/29	200	210
	NOV Inc.	3.950%	12/1/42	125	124
	ONEOK Inc.	7.500%	9/1/23	100	111
	ONEOK Inc.	2.750%	9/1/24	100	105
	ONEOK Inc.	2.200%	9/15/25	425	436
	ONEOK Inc.	4.550%	7/15/28	200	227
	ONEOK Inc.	4.350%	3/15/29	100	113
	ONEOK Inc.	3.400%	9/1/29	245	260
	ONEOK Inc.	3.100%	3/15/30	200	208
	ONEOK Inc.	4.950%	7/13/47	200	235
	ONEOK Inc.	4.450%	9/1/49	150	167
	ONEOK Inc.	4.500%	3/15/50	300	335
	ONEOK Partners LP	3.375%	10/1/22	400	408
	ONEOK Partners LP	6.650%	10/1/36	300	404
	ONEOK Partners LP	6.125%	2/1/41	150	193
[2]	Petroleos Mexicanos	2.378%	4/15/25	20	20
	Phillips 66	3.700%	4/6/23	100	105
	Phillips 66	3.850%	4/9/25	300	327
	Phillips 66	2.150%	12/15/30	400	390
	Phillips 66	4.650%	11/15/34	500	596
	Phillips 66	4.875%	11/15/44	500	629
	Phillips 66 Partners LP	2.450%	12/15/24	50	52
	Phillips 66 Partners LP	3.605%	2/15/25	250	267
	Phillips 66 Partners LP	3.750%	3/1/28	50	54
	Phillips 66 Partners LP	3.150%	12/15/29	100	104
	Phillips 66 Partners LP	4.680%	2/15/45	245	282
	Pioneer Natural Resources Co.	4.450%	1/15/26	225	251
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	287
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	194
	Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	639
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	112
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	289
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	213
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	131
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	214
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	372
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	445
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	454
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	529
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	288
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	335
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	346
Schlumberger Investment SA	3.650%	12/1/23	325	345
Schlumberger Investment SA	2.650%	6/26/30	300	310
Shell International Finance BV	0.375%	9/15/23	500	501
Shell International Finance BV	2.375%	4/6/25	500	523
Shell International Finance BV	3.250%	5/11/25	200	216
Shell International Finance BV	2.875%	5/10/26	500	539
Shell International Finance BV	2.500%	9/12/26	900	954
Shell International Finance BV	3.875%	11/13/28	100	114
Shell International Finance BV	2.375%	11/7/29	550	570
Shell International Finance BV	2.750%	4/6/30	500	530
Shell International Finance BV	4.125%	5/11/35	300	353
Shell International Finance BV	6.375%	12/15/38	475	698
Shell International Finance BV	5.500%	3/25/40	175	242
Shell International Finance BV	4.550%	8/12/43	300	376
Shell International Finance BV	4.375%	5/11/45	630	774
Shell International Finance BV	4.000%	5/10/46	700	823
Shell International Finance BV	3.125%	11/7/49	500	520
Spectra Energy Partners LP	4.750%	3/15/24	500	543
Spectra Energy Partners LP	3.500%	3/15/25	138	148
Spectra Energy Partners LP	3.375%	10/15/26	205	222
Spectra Energy Partners LP	4.500%	3/15/45	325	380
Suncor Energy Inc.	2.800%	5/15/23	300	311
Suncor Energy Inc.	3.100%	5/15/25	100	106
Suncor Energy Inc.	5.950%	12/1/34	125	163
Suncor Energy Inc.	6.800%	5/15/38	225	321
Suncor Energy Inc.	6.500%	6/15/38	400	558
Suncor Energy Inc.	4.000%	11/15/47	200	222
Suncor Energy Inc.	3.750%	3/4/51	200	214
TC PipeLines LP	3.900%	5/25/27	50	56
Total Capital International SA	2.986%	6/29/41	200	204
Total Capital International SA	3.461%	7/12/49	200	214
Total Capital International SA	3.127%	5/29/50	400	403
Total Capital International SA	3.386%	6/29/60	200	209
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	130
TotalEnergies Capital International SA	3.700%	1/15/24	525	562
TotalEnergies Capital International SA	2.434%	1/10/25	175	183
TotalEnergies Capital International SA	3.455%	2/19/29	325	359
TotalEnergies Capital International SA	2.829%	1/10/30	300	320
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	285
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	454

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	471
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	189
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	392
TransCanada PipeLines Ltd.	6.200%	10/15/37	400	545
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	358
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	272
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	380
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	112
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	214
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	121
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	224
Valero Energy Corp.	1.200%	3/15/24	500	505
Valero Energy Corp.	3.650%	3/15/25	251	272
Valero Energy Corp.	4.350%	6/1/28	200	225
Valero Energy Corp.	7.500%	4/15/32	400	554
Valero Energy Corp.	6.625%	6/15/37	300	404
Valero Energy Corp.	4.900%	3/15/45	150	180
Valero Energy Partners LP	4.375%	12/15/26	100	112
Valero Energy Partners LP	4.500%	3/15/28	75	85
Williams Companies Inc.	2.600%	3/15/31	200	203
Williams Cos. Inc.	3.700%	1/15/23	200	207
Williams Cos. Inc.	4.550%	6/24/24	400	436
Williams Cos. Inc.	3.900%	1/15/25	681	736
Williams Cos. Inc.	3.750%	6/15/27	300	331
Williams Cos. Inc.	3.500%	11/15/30	300	326
Williams Cos. Inc.	6.300%	4/15/40	100	136
Williams Cos. Inc.	5.800%	11/15/43	100	131
Williams Cos. Inc.	5.400%	3/4/44	400	505
Williams Cos. Inc.	5.750%	6/24/44	100	132
Williams Cos. Inc.	5.100%	9/15/45	200	248
Williams Cos. Inc.	4.850%	3/1/48	150	183
				112,414
Financials (7.5%)
ACE Capital Trust II	9.700%	4/1/30	50	75
Aegon NV	5.500%	4/11/48	200	235
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	70
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	129
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	160
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	290
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	136
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	318
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	557
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	321
Affiliated Managers Group Inc.	4.250%	2/15/24	100	108
Affiliated Managers Group Inc.	3.500%	8/1/25	125	135
Affiliated Managers Group Inc.	3.300%	6/15/30	500	534
Aflac Inc.	3.625%	11/15/24	125	136
Aflac Inc.	3.250%	3/17/25	125	134
Aflac Inc.	2.875%	10/15/26	75	81
Aflac Inc.	3.600%	4/1/30	225	252
Aflac Inc.	4.000%	10/15/46	50	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Aflac Inc.	4.750%	1/15/49	235	307
Air Lease Corp.	2.250%	1/15/23	100	102
Air Lease Corp.	2.750%	1/15/23	100	103
Air Lease Corp.	3.875%	7/3/23	100	105
Air Lease Corp.	4.250%	2/1/24	200	214
Air Lease Corp.	4.250%	9/15/24	75	81
Air Lease Corp.	2.300%	2/1/25	200	205
Air Lease Corp.	3.250%	3/1/25	150	158
Air Lease Corp.	3.375%	7/1/25	250	265
Air Lease Corp.	3.625%	4/1/27	75	81
Air Lease Corp.	3.625%	12/1/27	200	214
Air Lease Corp.	2.100%	9/1/28	500	486
Air Lease Corp.	4.625%	10/1/28	100	112
Air Lease Corp.	3.250%	10/1/29	100	104
Air Lease Corp.	3.000%	2/1/30	225	229
Air Lease Corp.	3.125%	12/1/30	750	765
Aircastle Ltd.	4.400%	9/25/23	125	133
Aircastle Ltd.	4.125%	5/1/24	400	425
Aircastle Ltd.	4.250%	6/15/26	100	109
Alleghany Corp.	3.625%	5/15/30	100	110
Alleghany Corp.	4.900%	9/15/44	100	126
Alleghany Corp.	3.250%	8/15/51	500	493
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	82
Allstate Corp.	3.150%	6/15/23	100	105
Allstate Corp.	1.450%	12/15/30	500	477
Allstate Corp.	5.550%	5/9/35	75	100
Allstate Corp.	4.500%	6/15/43	125	157
Allstate Corp.	4.200%	12/15/46	200	245
Allstate Corp.	3.850%	8/10/49	100	118
Allstate Corp.	5.750%	8/15/53	75	81
Allstate Corp.	6.500%	5/15/67	100	134
Ally Financial Inc.	1.450%	10/2/23	1,000	1,015
Ally Financial Inc.	3.875%	5/21/24	150	161
Ally Financial Inc.	5.125%	9/30/24	135	151
Ally Financial Inc.	8.000%	11/1/31	400	577
American Express Co.	2.650%	12/2/22	225	231
American Express Co.	3.400%	2/27/23	300	312
American Express Co.	3.700%	8/3/23	325	344
American Express Co.	3.400%	2/22/24	225	239
American Express Co.	3.000%	10/30/24	200	213
American Express Co.	3.625%	12/5/24	241	261
American Express Co.	4.200%	11/6/25	150	169
American Express Co.	3.125%	5/20/26	250	271
American Express Co.	4.050%	12/3/42	67	80
American Express Credit Corp.	3.300%	5/3/27	350	387
American Financial Group Inc.	3.500%	8/15/26	50	54
American Financial Group Inc.	5.250%	4/2/30	150	182
American Financial Group Inc.	4.500%	6/15/47	110	134
American International Group Inc.	4.125%	2/15/24	70	76
American International Group Inc.	3.750%	7/10/25	85	93
American International Group Inc.	3.900%	4/1/26	900	997
American International Group Inc.	4.200%	4/1/28	200	228
American International Group Inc.	4.250%	3/15/29	50	57
American International Group Inc.	3.400%	6/30/30	240	262
American International Group Inc.	3.875%	1/15/35	200	226
American International Group Inc.	4.700%	7/10/35	75	91
American International Group Inc.	6.250%	5/1/36	475	662
American International Group Inc.	4.500%	7/16/44	500	610

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American International Group Inc.	4.750%	4/1/48	200	256
American International Group Inc.	5.750%	4/1/48	125	143
American International Group Inc.	4.375%	1/15/55	355	438
American International Group Inc.	8.175%	5/15/68	95	141
Ameriprise Financial Inc.	4.000%	10/15/23	250	268
Ameriprise Financial Inc.	3.700%	10/15/24	187	204
Ameriprise Financial Inc.	3.000%	4/2/25	20	21
Ameriprise Financial Inc.	2.875%	9/15/26	100	107
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	4.500%	12/15/28	100	116
Aon Corp.	3.750%	5/2/29	90	100
Aon Corp.	2.800%	5/15/30	405	423
Aon Corp.	6.250%	9/30/40	100	144
Aon plc	3.500%	6/14/24	250	267
Aon plc	3.875%	12/15/25	125	138
Aon plc	4.600%	6/14/44	175	217
Aon plc	4.750%	5/15/45	100	126
Arch Capital Finance LLC	4.011%	12/15/26	100	112
Arch Capital Finance LLC	5.031%	12/15/46	100	131
Arch Capital Group Ltd.	7.350%	5/1/34	50	73
Arch Capital Group Ltd.	3.635%	6/30/50	200	219
Arch Capital Group US Inc.	5.144%	11/1/43	50	66
Ares Capital Corp.	3.500%	2/10/23	250	259
Ares Capital Corp.	4.200%	6/10/24	200	215
Ares Capital Corp.	4.250%	3/1/25	105	113
Ares Capital Corp.	3.250%	7/15/25	115	121
Ares Capital Corp.	2.150%	7/15/26	500	501
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	189
Assurant Inc.	4.200%	9/27/23	100	107
Assurant Inc.	4.900%	3/27/28	100	116
Assurant Inc.	6.750%	2/15/34	9	12
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	49	54
Athene Holding Ltd.	4.125%	1/12/28	200	222
Athene Holding Ltd.	6.150%	4/3/30	210	265
Athene Holding Ltd.	3.500%	1/15/31	500	537
Athene Holding Ltd.	3.950%	5/25/51	200	221
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	205
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	277
AXA SA	8.600%	12/15/30	225	336
AXIS Specialty Finance LLC	3.900%	7/15/29	50	55
AXIS Specialty Finance LLC	4.900%	1/15/40	50	53
AXIS Specialty Finance plc	4.000%	12/6/27	550	615
Banco Santander SA	3.848%	4/12/23	200	210
Banco Santander SA	5.179%	11/19/25	250	284
Banco Santander SA	1.849%	3/25/26	1,000	1,013
Banco Santander SA	4.250%	4/11/27	600	674
Banco Santander SA	3.800%	2/23/28	200	220
Banco Santander SA	4.379%	4/12/28	200	227
Banco Santander SA	2.958%	3/25/31	600	617
Bank of America Corp.	2.503%	10/21/22	1,100	1,101
Bank of America Corp.	3.300%	1/11/23	600	623
Bank of America Corp.	4.100%	7/24/23	300	320
Bank of America Corp.	3.004%	12/20/23	2,846	2,932
Bank of America Corp.	3.550%	3/5/24	690	719
Bank of America Corp.	0.523%	6/14/24	1,000	1,000
Bank of America Corp.	3.864%	7/23/24	125	132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.200%	8/26/24	650	711
Bank of America Corp.	0.810%	10/24/24	500	502
Bank of America Corp.	4.000%	1/22/25	755	821
Bank of America Corp.	3.950%	4/21/25	500	545
Bank of America Corp.	0.976%	4/22/25	500	503
Bank of America Corp.	3.093%	10/1/25	350	372
Bank of America Corp.	2.456%	10/22/25	300	313
Bank of America Corp.	3.366%	1/23/26	300	321
Bank of America Corp.	2.015%	2/13/26	1,000	1,026
Bank of America Corp.	4.450%	3/3/26	475	532
Bank of America Corp.	3.500%	4/19/26	320	349
Bank of America Corp.	1.319%	6/19/26	500	500
Bank of America Corp.	6.220%	9/15/26	1,154	1,400
Bank of America Corp.	4.250%	10/22/26	725	816
Bank of America Corp.	1.197%	10/24/26	500	496
Bank of America Corp.	3.559%	4/23/27	750	816
Bank of America Corp.	1.734%	7/22/27	500	503
Bank of America Corp.	3.248%	10/21/27	750	810
Bank of America Corp.	4.183%	11/25/27	560	624
Bank of America Corp.	3.824%	1/20/28	425	469
Bank of America Corp.	3.705%	4/24/28	350	385
Bank of America Corp.	3.593%	7/21/28	800	877
Bank of America Corp.	3.419%	12/20/28	1,334	1,447
Bank of America Corp.	3.970%	3/5/29	225	250
Bank of America Corp.	2.087%	6/14/29	1,500	1,499
Bank of America Corp.	4.271%	7/23/29	575	652
Bank of America Corp.	3.974%	2/7/30	150	168
Bank of America Corp.	3.194%	7/23/30	1,125	1,199
Bank of America Corp.	2.884%	10/22/30	300	313
Bank of America Corp.	2.496%	2/13/31	750	759
Bank of America Corp.	2.592%	4/29/31	2,000	2,040
Bank of America Corp.	2.687%	4/22/32	500	510
Bank of America Corp.	6.110%	1/29/37	335	452
Bank of America Corp.	4.244%	4/24/38	300	351
Bank of America Corp.	7.750%	5/14/38	340	533
Bank of America Corp.	4.078%	4/23/40	550	633
Bank of America Corp.	2.676%	6/19/41	1,000	967
Bank of America Corp.	5.875%	2/7/42	300	429
Bank of America Corp.	3.311%	4/22/42	500	526
Bank of America Corp.	5.000%	1/21/44	750	981
Bank of America Corp.	4.875%	4/1/44	300	388
Bank of America Corp.	4.750%	4/21/45	100	124
Bank of America Corp.	4.443%	1/20/48	100	124
Bank of America Corp.	4.330%	3/15/50	250	306
Bank of America Corp.	4.083%	3/20/51	1,500	1,775
Bank of America Corp.	2.831%	10/24/51	500	481
Bank of America Corp.	3.483%	3/13/52	500	541
Bank of America Corp.	2.972%	7/21/52	400	391
Bank of America NA	6.000%	10/15/36	250	342
Bank of Montreal	2.550%	11/6/22	104	106
Bank of Montreal	0.450%	12/8/23	500	500
Bank of Montreal	3.300%	2/5/24	300	319
Bank of Montreal	2.500%	6/28/24	200	210
Bank of Montreal	0.625%	7/9/24	200	200
Bank of Montreal	1.850%	5/1/25	457	470
Bank of Montreal	4.338%	10/5/28	100	107
Bank of Montreal	3.803%	12/15/32	500	547
Bank of New York Mellon Corp.	2.950%	1/29/23	195	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of New York Mellon Corp.	3.500%	4/28/23	225	236
	Bank of New York Mellon Corp.	3.450%	8/11/23	125	132
	Bank of New York Mellon Corp.	2.200%	8/16/23	225	232
	Bank of New York Mellon Corp.	3.250%	9/11/24	150	161
	Bank of New York Mellon Corp.	2.100%	10/24/24	225	234
	Bank of New York Mellon Corp.	3.000%	2/24/25	547	584
	Bank of New York Mellon Corp.	2.800%	5/4/26	576	616
	Bank of New York Mellon Corp.	2.450%	8/17/26	408	431
	Bank of New York Mellon Corp.	3.250%	5/16/27	150	164
	Bank of New York Mellon Corp.	3.442%	2/7/28	150	165
	Bank of New York Mellon Corp.	3.000%	10/30/28	200	216
	Bank of New York Mellon Corp.	3.300%	8/23/29	100	110
	Bank of Nova Scotia	2.375%	1/18/23	50	51
	Bank of Nova Scotia	1.950%	2/1/23	875	894
	Bank of Nova Scotia	3.400%	2/11/24	200	213
	Bank of Nova Scotia	2.200%	2/3/25	1,875	1,946
	Bank of Nova Scotia	4.500%	12/16/25	300	337
	Bank of Nova Scotia	2.700%	8/3/26	100	106
	Bank of Nova Scotia	1.300%	9/15/26	500	496
	Barclays plc	3.684%	1/10/23	100	101
	Barclays plc	4.338%	5/16/24	1,000	1,059
	Barclays plc	3.650%	3/16/25	350	377
	Barclays plc	3.932%	5/7/25	200	215
	Barclays plc	4.375%	1/12/26	300	335
	Barclays plc	2.852%	5/7/26	300	315
	Barclays plc	5.200%	5/12/26	610	698
	Barclays plc	4.337%	1/10/28	200	224
	Barclays plc	4.836%	5/9/28	400	453
	Barclays plc	4.972%	5/16/29	500	582
	Barclays plc	5.088%	6/20/30	345	399
	Barclays plc	2.645%	6/24/31	400	403
	Barclays plc	5.250%	8/17/45	250	333
	Barclays plc	4.950%	1/10/47	200	260
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	200
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	241
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	1,212
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	282
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	675	663
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	309
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	786
	BGC Partners Inc.	3.750%	10/1/24	105	111
	BlackRock Inc.	3.200%	3/15/27	100	109
	BlackRock Inc.	3.250%	4/30/29	90	99
	BlackRock Inc.	2.400%	4/30/30	380	392
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	511
[5]	BNP Paribas SA	3.052%	1/13/31	50	52
[5]	BPCE SA	3.000%	5/22/22	250	254
	BPCE SA	4.000%	4/15/24	325	352
	BPCE SA	3.375%	12/2/26	250	273
	Brighthouse Financial Inc.	3.700%	6/22/27	141	154
	Brighthouse Financial Inc.	4.700%	6/22/47	223	251
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	171
	Brookfield Finance Inc.	4.000%	4/1/24	175	188
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	139
	Brookfield Finance Inc.	4.850%	3/29/29	150	177
	Brookfield Finance Inc.	4.350%	4/15/30	205	236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Brookfield Finance Inc.	4.700%	9/20/47	185	224
Brookfield Finance Inc.	3.450%	4/15/50	125	129
Brown & Brown Inc.	4.200%	9/15/24	75	82
Brown & Brown Inc.	4.500%	3/15/29	75	86
Brown & Brown Inc.	2.375%	3/15/31	500	498
Canadian Imperial Bank of Commerce	0.450%	6/22/23	275	275
Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	212
Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	499
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	212
Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	125
Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	272
Capital One Bank USA NA	3.375%	2/15/23	235	244
Capital One Financial Corp.	3.200%	1/30/23	350	362
Capital One Financial Corp.	3.500%	6/15/23	27	28
Capital One Financial Corp.	3.900%	1/29/24	250	268
Capital One Financial Corp.	3.750%	4/24/24	450	483
Capital One Financial Corp.	3.300%	10/30/24	1,013	1,087
Capital One Financial Corp.	4.200%	10/29/25	175	194
Capital One Financial Corp.	3.750%	7/28/26	500	549
Capital One Financial Corp.	3.750%	3/9/27	100	111
Capital One Financial Corp.	3.650%	5/11/27	800	885
Capital One Financial Corp.	3.800%	1/31/28	300	334
Cboe Global Markets Inc.	3.650%	1/12/27	110	121
Charles Schwab Corp.	3.225%	9/1/22	300	308
Charles Schwab Corp.	2.650%	1/25/23	100	103
Charles Schwab Corp.	3.550%	2/1/24	400	427
Charles Schwab Corp.	3.625%	4/1/25	384	416
Charles Schwab Corp.	3.850%	5/21/25	25	27
Charles Schwab Corp.	0.900%	3/11/26	300	297
Charles Schwab Corp.	1.150%	5/13/26	500	500
Charles Schwab Corp.	3.200%	3/2/27	250	273
Charles Schwab Corp.	3.300%	4/1/27	125	136
Charles Schwab Corp.	3.200%	1/25/28	100	109
Charles Schwab Corp.	4.000%	2/1/29	125	143
Charles Schwab Corp.	3.250%	5/22/29	100	109
Charles Schwab Corp.	2.750%	10/1/29	50	53
Charles Schwab Corp.	4.625%	3/22/30	50	60
Charles Schwab Corp.	2.300%	5/13/31	500	510
Chubb Corp.	6.000%	5/11/37	125	180
Chubb Corp.	6.500%	5/15/38	95	143
Chubb INA Holdings Inc.	2.875%	11/3/22	475	486
Chubb INA Holdings Inc.	2.700%	3/13/23	125	129
Chubb INA Holdings Inc.	3.350%	5/15/24	100	107
Chubb INA Holdings Inc.	3.150%	3/15/25	250	268
Chubb INA Holdings Inc.	3.350%	5/3/26	355	387
Chubb INA Holdings Inc.	6.700%	5/15/36	200	300
Chubb INA Holdings Inc.	4.150%	3/13/43	100	120
Chubb INA Holdings Inc.	4.350%	11/3/45	350	440
CI Financial Corp.	4.100%	6/15/51	350	377
Cincinnati Financial Corp.	6.920%	5/15/28	100	130
Cincinnati Financial Corp.	6.125%	11/1/34	75	102
Citigroup Inc.	2.700%	10/27/22	375	384
Citigroup Inc.	3.375%	3/1/23	150	156
Citigroup Inc.	3.500%	5/15/23	675	707
Citigroup Inc.	3.875%	10/25/23	738	790
Citigroup Inc.	4.000%	8/5/24	125	135
Citigroup Inc.	0.776%	10/30/24	500	502
Citigroup Inc.	3.875%	3/26/25	350	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	3.352%	4/24/25	1,500	1,593
	Citigroup Inc.	0.981%	5/1/25	225	226
	Citigroup Inc.	4.400%	6/10/25	1,796	1,987
	Citigroup Inc.	5.500%	9/13/25	75	87
	Citigroup Inc.	3.700%	1/12/26	275	302
	Citigroup Inc.	4.600%	3/9/26	275	311
	Citigroup Inc.	3.200%	10/21/26	1,025	1,105
	Citigroup Inc.	4.300%	11/20/26	75	84
	Citigroup Inc.	4.450%	9/29/27	1,150	1,308
	Citigroup Inc.	3.887%	1/10/28	475	525
	Citigroup Inc.	3.668%	7/24/28	900	990
	Citigroup Inc.	4.125%	7/25/28	100	112
	Citigroup Inc.	3.520%	10/27/28	580	631
	Citigroup Inc.	3.980%	3/20/30	475	534
	Citigroup Inc.	2.976%	11/5/30	300	316
	Citigroup Inc.	2.666%	1/29/31	500	513
	Citigroup Inc.	4.412%	3/31/31	750	866
	Citigroup Inc.	2.572%	6/3/31	500	509
	Citigroup Inc.	6.625%	6/15/32	100	134
	Citigroup Inc.	6.125%	8/25/36	75	103
	Citigroup Inc.	3.878%	1/24/39	225	257
	Citigroup Inc.	8.125%	7/15/39	562	956
	Citigroup Inc.	5.316%	3/26/41	1,000	1,331
	Citigroup Inc.	5.875%	1/30/42	100	143
	Citigroup Inc.	5.300%	5/6/44	375	500
	Citigroup Inc.	4.650%	7/30/45	200	254
	Citigroup Inc.	4.750%	5/18/46	375	472
	Citigroup Inc.	4.650%	7/23/48	450	581
	Citizens Financial Group Inc.	2.850%	7/27/26	175	186
	Citizens Financial Group Inc.	2.500%	2/6/30	200	203
	Citizens Financial Group Inc.	4.300%	2/11/31	357	388
	Citizens Financial Group Inc.	2.638%	9/30/32	125	126
	CME Group Inc.	5.300%	9/15/43	200	280
	CNA Financial Corp.	3.950%	5/15/24	150	161
	CNA Financial Corp.	4.500%	3/1/26	125	140
	CNA Financial Corp.	3.450%	8/15/27	100	110
	CNA Financial Corp.	3.900%	5/1/29	100	112
	CNO Financial Group Inc.	5.250%	5/30/25	250	281
	Comerica Bank	4.000%	7/27/25	50	55
	Comerica Inc.	3.700%	7/31/23	200	211
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	500	505
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	130
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	190
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	249
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	723
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	665
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	523
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	137
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	353
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	466
	Credit Suisse AG	3.625%	9/9/24	575	620
	Credit Suisse AG	1.250%	8/7/26	250	247
[5]	Credit Suisse Group AG	3.574%	1/9/23	250	252
	Credit Suisse Group AG	3.800%	6/9/23	825	869
	Credit Suisse Group AG	3.750%	3/26/25	250	270
	Credit Suisse Group AG	4.550%	4/17/26	456	512
	Credit Suisse Group AG	4.875%	5/15/45	875	1,095
	Deutsche Bank AG	4.250%	10/14/21	600	601

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank AG	3.300%	11/16/22	500	516
Deutsche Bank AG	3.950%	2/27/23	300	313
Deutsche Bank AG	3.700%	5/30/24	548	584
Deutsche Bank AG	4.100%	1/13/26	100	109
Deutsche Bank AG	1.686%	3/19/26	500	503
Discover Bank	3.350%	2/6/23	150	155
Discover Bank	4.200%	8/8/23	300	320
Discover Bank	2.450%	9/12/24	150	156
Discover Bank	3.450%	7/27/26	309	335
Discover Bank	4.650%	9/13/28	250	290
Discover Bank	2.700%	2/6/30	100	104
Discover Financial Services	3.850%	11/21/22	200	208
Discover Financial Services	3.950%	11/6/24	450	487
Discover Financial Services	3.750%	3/4/25	183	197
Discover Financial Services	4.500%	1/30/26	428	479
Discover Financial Services	4.100%	2/9/27	250	279
E*TRADE Financial Corp.	3.800%	8/24/27	75	83
E*TRADE Financial Corp.	4.500%	6/20/28	65	74
Eaton Vance Corp.	3.625%	6/15/23	50	53
Eaton Vance Corp.	3.500%	4/6/27	100	109
Enstar Group Ltd.	4.950%	6/1/29	395	447
Equitable Holdings Inc.	3.900%	4/20/23	64	67
Equitable Holdings Inc.	7.000%	4/1/28	75	96
Equitable Holdings Inc.	4.350%	4/20/28	680	774
Equitable Holdings Inc.	5.000%	4/20/48	350	446
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	126
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	488
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	57
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	113
Fidelity National Financial Inc.	3.400%	6/15/30	100	107
Fidelity National Financial Inc.	2.450%	3/15/31	500	498
Fifth Third Bancorp	4.300%	1/16/24	275	296
Fifth Third Bancorp	3.650%	1/25/24	150	160
Fifth Third Bancorp	2.375%	1/28/25	349	363
Fifth Third Bancorp	2.550%	5/5/27	100	105
Fifth Third Bancorp	3.950%	3/14/28	75	85
Fifth Third Bancorp	8.250%	3/1/38	200	332
Fifth Third Bank NA	3.950%	7/28/25	200	221
Fifth Third Bank NA	3.850%	3/15/26	200	220
Fifth Third Bank NA	2.250%	2/1/27	250	261
First American Financial Corp.	4.600%	11/15/24	100	110
First American Financial Corp.	2.400%	8/15/31	200	195
First Republic Bank	1.912%	2/12/24	250	255
First Republic Bank	4.375%	8/1/46	75	91
Franklin Resources Inc.	2.950%	8/12/51	200	195
FS KKR Capital Corp.	4.625%	7/15/24	25	27
FS KKR Capital Corp.	4.125%	2/1/25	100	107
FS KKR Capital Corp.	3.400%	1/15/26	500	522
GATX Corp.	3.250%	3/30/25	125	133
GATX Corp.	3.250%	9/15/26	50	54
GATX Corp.	3.850%	3/30/27	175	192
GATX Corp.	3.500%	3/15/28	100	109
GATX Corp.	4.550%	11/7/28	150	173
GATX Corp.	4.700%	4/1/29	75	87
GATX Corp.	4.500%	3/30/45	50	57
GATX Corp.	3.100%	6/1/51	200	189
GE Capital Funding LLC	3.450%	5/15/25	445	480
GE Capital Funding LLC	4.050%	5/15/27	400	449

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
GE Capital Funding LLC	4.400%	5/15/30	710	825
GE Capital Funding LLC	4.550%	5/15/32	200	238
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	388
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,606
Globe Life Inc.	4.550%	9/15/28	80	93
Goldman Sachs Capital I	6.345%	2/15/34	225	316
Goldman Sachs Group Inc.	2.876%	10/31/22	555	556
Goldman Sachs Group Inc.	3.625%	1/22/23	400	417
Goldman Sachs Group Inc.	0.481%	1/27/23	650	650
Goldman Sachs Group Inc.	3.200%	2/23/23	450	466
Goldman Sachs Group Inc.	3.625%	2/20/24	300	320
Goldman Sachs Group Inc.	4.000%	3/3/24	475	512
Goldman Sachs Group Inc.	3.850%	7/8/24	586	631
Goldman Sachs Group Inc.	0.657%	9/10/24	200	200
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,427
Goldman Sachs Group Inc.	3.500%	4/1/25	50	54
Goldman Sachs Group Inc.	3.750%	5/22/25	825	894
Goldman Sachs Group Inc.	3.272%	9/29/25	550	587
Goldman Sachs Group Inc.	4.250%	10/21/25	200	222
Goldman Sachs Group Inc.	3.750%	2/25/26	200	219
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,352
Goldman Sachs Group Inc.	1.093%	12/9/26	500	493
Goldman Sachs Group Inc.	5.950%	1/15/27	400	482
Goldman Sachs Group Inc.	3.850%	1/26/27	350	385
Goldman Sachs Group Inc.	1.542%	9/10/27	200	199
Goldman Sachs Group Inc.	3.691%	6/5/28	625	688
Goldman Sachs Group Inc.	3.814%	4/23/29	450	498
Goldman Sachs Group Inc.	4.223%	5/1/29	475	537
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,392
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,493
Goldman Sachs Group Inc.	6.450%	5/1/36	50	69
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,396
Goldman Sachs Group Inc.	4.017%	10/31/38	405	465
Goldman Sachs Group Inc.	4.411%	4/23/39	500	600
Goldman Sachs Group Inc.	6.250%	2/1/41	675	986
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	1,065
Goldman Sachs Group Inc.	4.800%	7/8/44	360	460
Goldman Sachs Group Inc.	5.150%	5/22/45	475	622
Goldman Sachs Group Inc.	4.750%	10/21/45	150	193
Hanover Insurance Group Inc.	4.500%	4/15/26	100	112
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	366
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	68
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	141
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	207
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	137
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	193
HSBC Bank USA NA	7.000%	1/15/39	250	386
HSBC Holdings plc	3.600%	5/25/23	200	210
HSBC Holdings plc	3.033%	11/22/23	200	206
HSBC Holdings plc	4.250%	3/14/24	250	269
HSBC Holdings plc	3.950%	5/18/24	1,300	1,369
HSBC Holdings plc	0.732%	8/17/24	500	500
HSBC Holdings plc	3.803%	3/11/25	1,075	1,146
HSBC Holdings plc	4.250%	8/18/25	150	164
HSBC Holdings plc	2.633%	11/7/25	200	209
HSBC Holdings plc	4.300%	3/8/26	1,100	1,225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	1.645%	4/18/26	1,000	1,006
HSBC Holdings plc	3.900%	5/25/26	450	495
HSBC Holdings plc	2.099%	6/4/26	1,700	1,736
HSBC Holdings plc	4.292%	9/12/26	500	551
HSBC Holdings plc	4.375%	11/23/26	350	390
HSBC Holdings plc	1.589%	5/24/27	500	497
HSBC Holdings plc	4.041%	3/13/28	400	443
HSBC Holdings plc	4.583%	6/19/29	400	455
HSBC Holdings plc	2.206%	8/17/29	500	496
HSBC Holdings plc	4.950%	3/31/30	550	654
HSBC Holdings plc	3.973%	5/22/30	570	630
HSBC Holdings plc	7.625%	5/17/32	100	140
HSBC Holdings plc	7.350%	11/27/32	100	138
HSBC Holdings plc	6.500%	5/2/36	600	827
HSBC Holdings plc	6.500%	9/15/37	50	70
HSBC Holdings plc	6.800%	6/1/38	200	286
HSBC Holdings plc	5.250%	3/14/44	750	975
HSBC USA Inc.	3.500%	6/23/24	150	161
Huntington Bancshares Inc.	2.550%	2/4/30	250	258
Huntington National Bank	1.800%	2/3/23	275	280
Huntington National Bank	3.550%	10/6/23	250	265
Huntington National Bank	4.270%	11/25/26	150	168
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	256
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	276
ING Groep NV	4.100%	10/2/23	300	321
ING Groep NV	3.550%	4/9/24	200	214
ING Groep NV	3.950%	3/29/27	300	336
ING Groep NV	4.550%	10/2/28	200	234
ING Groep NV	4.050%	4/9/29	200	227
Intercontinental Exchange Inc.	4.000%	10/15/23	150	160
Intercontinental Exchange Inc.	3.750%	12/1/25	300	330
Intercontinental Exchange Inc.	3.100%	9/15/27	150	162
Intercontinental Exchange Inc.	3.750%	9/21/28	75	84
Intercontinental Exchange Inc.	2.100%	6/15/30	750	742
Intercontinental Exchange Inc.	2.650%	9/15/40	500	479
Intercontinental Exchange Inc.	4.250%	9/21/48	175	208
Intercontinental Exchange Inc.	3.000%	6/15/50	60	59
Intercontinental Exchange Inc.	3.000%	9/15/60	300	284
Invesco Finance plc	3.125%	11/30/22	175	180
Invesco Finance plc	4.000%	1/30/24	450	484
Invesco Finance plc	3.750%	1/15/26	170	187
Invesco Finance plc	5.375%	11/30/43	75	99
Janus Capital Group Inc.	4.875%	8/1/25	75	84
Jefferies Financial Group Inc.	5.500%	10/18/23	150	159
Jefferies Group LLC	5.125%	1/20/23	100	106
Jefferies Group LLC	6.450%	6/8/27	50	62
Jefferies Group LLC	6.250%	1/15/36	75	101
Jefferies Group LLC	6.500%	1/20/43	75	104
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	232
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	337
JPMorgan Chase & Co.	2.972%	1/15/23	370	373
JPMorgan Chase & Co.	3.200%	1/25/23	750	779
JPMorgan Chase & Co.	3.375%	5/1/23	300	314
JPMorgan Chase & Co.	2.700%	5/18/23	250	259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	3.875%	2/1/24	445	478
JPMorgan Chase & Co.	3.559%	4/23/24	485	508
JPMorgan Chase & Co.	3.625%	5/13/24	526	566
JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,667
JPMorgan Chase & Co.	3.797%	7/23/24	175	185
JPMorgan Chase & Co.	3.875%	9/10/24	575	625
JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,102
JPMorgan Chase & Co.	4.023%	12/5/24	300	321
JPMorgan Chase & Co.	3.125%	1/23/25	400	425
JPMorgan Chase & Co.	0.563%	2/16/25	500	498
JPMorgan Chase & Co.	3.220%	3/1/25	600	634
JPMorgan Chase & Co.	0.824%	6/1/25	850	849
JPMorgan Chase & Co.	0.969%	6/23/25	375	375
JPMorgan Chase & Co.	3.900%	7/15/25	362	396
JPMorgan Chase & Co.	2.301%	10/15/25	700	726
JPMorgan Chase & Co.	3.300%	4/1/26	685	741
JPMorgan Chase & Co.	2.083%	4/22/26	500	514
JPMorgan Chase & Co.	3.200%	6/15/26	300	324
JPMorgan Chase & Co.	2.950%	10/1/26	875	937
JPMorgan Chase & Co.	4.125%	12/15/26	450	506
JPMorgan Chase & Co.	3.960%	1/29/27	500	552
JPMorgan Chase & Co.	1.578%	4/22/27	500	501
JPMorgan Chase & Co.	1.470%	9/22/27	500	497
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,092
JPMorgan Chase & Co.	3.782%	2/1/28	625	689
JPMorgan Chase & Co.	3.540%	5/1/28	350	383
JPMorgan Chase & Co.	3.509%	1/23/29	575	626
JPMorgan Chase & Co.	4.005%	4/23/29	300	336
JPMorgan Chase & Co.	2.069%	6/1/29	625	626
JPMorgan Chase & Co.	4.203%	7/23/29	250	283
JPMorgan Chase & Co.	4.452%	12/5/29	300	345
JPMorgan Chase & Co.	3.702%	5/6/30	300	331
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,556
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,226
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	2,039
JPMorgan Chase & Co.	2.956%	5/13/31	500	521
JPMorgan Chase & Co.	1.764%	11/19/31	500	477
JPMorgan Chase & Co.	2.580%	4/22/32	500	508
JPMorgan Chase & Co.	6.400%	5/15/38	450	656
JPMorgan Chase & Co.	3.882%	7/24/38	500	571
JPMorgan Chase & Co.	5.500%	10/15/40	650	885
JPMorgan Chase & Co.	3.109%	4/22/41	500	517
JPMorgan Chase & Co.	5.600%	7/15/41	275	382
JPMorgan Chase & Co.	5.400%	1/6/42	150	206
JPMorgan Chase & Co.	3.157%	4/22/42	450	467
JPMorgan Chase & Co.	5.625%	8/16/43	300	415
JPMorgan Chase & Co.	4.950%	6/1/45	100	131
JPMorgan Chase & Co.	4.260%	2/22/48	375	452
JPMorgan Chase & Co.	4.032%	7/24/48	500	582
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,163
JPMorgan Chase & Co.	3.897%	1/23/49	400	460
JPMorgan Chase & Co.	3.109%	4/22/51	500	510
JPMorgan Chase & Co.	3.328%	4/22/52	745	785
Kemper Corp.	4.350%	2/15/25	40	43
KeyBank NA	3.375%	3/7/23	250	261
KeyBank NA	0.423%	1/3/24	500	500
KeyBank NA	3.300%	6/1/25	403	436
KeyCorp	4.150%	10/29/25	150	167

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
KeyCorp	4.100%	4/30/28	600	685
KeyCorp	2.550%	10/1/29	150	156
Lazard Group LLC	3.750%	2/13/25	50	54
Lazard Group LLC	3.625%	3/1/27	100	109
Lazard Group LLC	4.500%	9/19/28	100	116
Legg Mason Inc.	4.750%	3/15/26	100	115
Legg Mason Inc.	5.625%	1/15/44	120	166
Lincoln National Corp.	4.000%	9/1/23	50	53
Lincoln National Corp.	3.350%	3/9/25	13	14
Lincoln National Corp.	3.625%	12/12/26	75	82
Lincoln National Corp.	3.800%	3/1/28	100	111
Lincoln National Corp.	3.050%	1/15/30	350	373
Lincoln National Corp.	6.300%	10/9/37	75	106
Lincoln National Corp.	7.000%	6/15/40	160	245
Lloyds Banking Group plc	4.050%	8/16/23	900	958
Lloyds Banking Group plc	2.907%	11/7/23	400	410
Lloyds Banking Group plc	3.900%	3/12/24	200	215
Lloyds Banking Group plc	4.450%	5/8/25	200	222
Lloyds Banking Group plc	4.582%	12/10/25	700	782
Lloyds Banking Group plc	4.650%	3/24/26	575	646
Lloyds Banking Group plc	3.750%	1/11/27	200	220
Lloyds Banking Group plc	4.375%	3/22/28	250	284
Lloyds Banking Group plc	4.550%	8/16/28	200	230
Lloyds Banking Group plc	3.574%	11/7/28	200	218
Lloyds Banking Group plc	5.300%	12/1/45	450	595
Lloyds Banking Group plc	4.344%	1/9/48	275	324
Loews Corp.	2.625%	5/15/23	75	77
Loews Corp.	6.000%	2/1/35	50	67
Loews Corp.	4.125%	5/15/43	350	412
M&T Bank Corp.	3.550%	7/26/23	200	211
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	170
Manulife Financial Corp.	4.150%	3/4/26	175	196
Manulife Financial Corp.	4.061%	2/24/32	190	208
Manulife Financial Corp.	5.375%	3/4/46	200	281
Markel Corp.	3.500%	11/1/27	50	55
Markel Corp.	3.350%	9/17/29	75	81
Markel Corp.	4.300%	11/1/47	50	59
Markel Corp.	5.000%	5/20/49	150	193
Markel Corp.	4.150%	9/17/50	200	232
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	78
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	107
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	108
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	110
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	714
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	316
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	124
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	244
Mercury General Corp.	4.400%	3/15/27	75	85
MetLife Inc.	3.600%	4/10/24	175	188
MetLife Inc.	3.000%	3/1/25	250	266
MetLife Inc.	3.600%	11/13/25	400	438
MetLife Inc.	4.550%	3/23/30	500	594
MetLife Inc.	6.500%	12/15/32	175	246
MetLife Inc.	6.375%	6/15/34	100	142
MetLife Inc.	5.875%	2/6/41	590	843
MetLife Inc.	4.125%	8/13/42	175	208
MetLife Inc.	4.875%	11/13/43	355	466
MetLife Inc.	4.721%	12/15/44	63	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MetLife Inc.	6.400%	12/15/66	210	269
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	313
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	784
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	104
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	213
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	211
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	272
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	2,010
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	580
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	264
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	552
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	399
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	273
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	224
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	227
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	223
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	187
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	51
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	491
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	60
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	225
Mizuho Financial Group Inc.	3.549%	3/5/23	200	209
Mizuho Financial Group Inc.	3.922%	9/11/24	200	212
Mizuho Financial Group Inc.	2.839%	7/16/25	375	394
Mizuho Financial Group Inc.	2.555%	9/13/25	100	105
Mizuho Financial Group Inc.	3.663%	2/28/27	250	275
Mizuho Financial Group Inc.	1.554%	7/9/27	200	199
Mizuho Financial Group Inc.	4.018%	3/5/28	325	366
Mizuho Financial Group Inc.	4.254%	9/11/29	400	455
Mizuho Financial Group Inc.	3.153%	7/16/30	500	531
Mizuho Financial Group Inc.	2.869%	9/13/30	100	104
Mizuho Financial Group Inc.	2.172%	5/22/32	500	490
Morgan Stanley	4.875%	11/1/22	425	445
Morgan Stanley	3.125%	1/23/23	250	259
Morgan Stanley	3.750%	2/25/23	675	706
Morgan Stanley	0.560%	11/10/23	500	501
Morgan Stanley	0.529%	1/25/24	800	800
Morgan Stanley	0.731%	4/5/24	525	527
Morgan Stanley	3.737%	4/24/24	750	787
Morgan Stanley	3.875%	4/29/24	545	588
Morgan Stanley	3.700%	10/23/24	650	705
Morgan Stanley	0.790%	5/30/25	200	199
Morgan Stanley	4.000%	7/23/25	330	364
Morgan Stanley	5.000%	11/24/25	650	743
Morgan Stanley	3.875%	1/27/26	225	249
Morgan Stanley	2.188%	4/28/26	1,000	1,033
Morgan Stanley	3.125%	7/27/26	700	753
Morgan Stanley	6.250%	8/9/26	1,796	2,189
Morgan Stanley	4.350%	9/8/26	966	1,089
Morgan Stanley	0.985%	12/10/26	500	491
Morgan Stanley	3.625%	1/20/27	250	276
Morgan Stanley	3.950%	4/23/27	325	361
Morgan Stanley	1.593%	5/4/27	525	527
Morgan Stanley	3.591%	7/22/28	935	1,027
Morgan Stanley	3.772%	1/24/29	575	637
Morgan Stanley	4.431%	1/23/30	550	635
Morgan Stanley	2.699%	1/22/31	1,750	1,809
Morgan Stanley	3.622%	4/1/31	600	661

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Morgan Stanley	1.794%	2/13/32	500	476
Morgan Stanley	7.250%	4/1/32	150	218
Morgan Stanley	1.928%	4/28/32	200	192
Morgan Stanley	2.239%	7/21/32	500	491
Morgan Stanley	3.971%	7/22/38	375	432
Morgan Stanley	4.457%	4/22/39	250	303
Morgan Stanley	3.217%	4/22/42	325	340
Morgan Stanley	6.375%	7/24/42	600	913
Morgan Stanley	4.300%	1/27/45	650	793
Morgan Stanley	2.802%	1/25/52	940	911
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
Nasdaq Inc.	4.250%	6/1/24	125	135
Nasdaq Inc.	3.850%	6/30/26	100	111
Nasdaq Inc.	1.650%	1/15/31	500	471
Nasdaq Inc.	2.500%	12/21/40	200	184
Nasdaq Inc.	3.250%	4/28/50	35	35
National Australia Bank Ltd.	3.000%	1/20/23	250	259
National Australia Bank Ltd.	3.625%	6/20/23	250	264
National Australia Bank Ltd.	3.375%	1/14/26	100	109
National Australia Bank Ltd.	2.500%	7/12/26	200	212
National Bank of Canada	2.100%	2/1/23	200	204
NatWest Group plc	3.875%	9/12/23	600	636
NatWest Group plc	6.000%	12/19/23	60	66
NatWest Group plc	5.125%	5/28/24	300	330
NatWest Group plc	4.519%	6/25/24	300	319
NatWest Group plc	4.892%	5/18/29	1,000	1,163
NatWest Group plc	5.076%	1/27/30	200	236
NatWest Group plc	4.445%	5/8/30	700	801
Nomura Holdings Inc.	2.648%	1/16/25	170	177
Nomura Holdings Inc.	1.851%	7/16/25	300	304
Nomura Holdings Inc.	2.172%	7/14/28	200	198
Nomura Holdings Inc.	3.103%	1/16/30	400	417
Nomura Holdings Inc.	2.679%	7/16/30	250	252
Nomura Holdings Inc.	2.608%	7/14/31	200	199
Northern Trust Corp.	3.950%	10/30/25	150	167
Northern Trust Corp.	3.650%	8/3/28	100	112
Northern Trust Corp.	3.375%	5/8/32	50	54
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	42
Old Republic International Corp.	4.875%	10/1/24	121	134
Old Republic International Corp.	3.875%	8/26/26	100	111
Old Republic International Corp.	3.850%	6/11/51	200	217
ORIX Corp.	3.250%	12/4/24	75	80
ORIX Corp.	3.700%	7/18/27	200	221
Owl Rock Capital Corp.	5.250%	4/15/24	25	27
Owl Rock Capital Corp.	4.000%	3/30/25	47	50
Owl Rock Capital Corp.	3.750%	7/22/25	180	189
Owl Rock Capital Corp.	3.400%	7/15/26	244	254
Owl Rock Capital Corp.	2.625%	1/15/27	200	200
PartnerRe Finance B LLC	3.700%	7/2/29	95	105
People's United Bank NA	4.000%	7/15/24	100	107
People's United Financial Inc.	3.650%	12/6/22	100	103
PNC Bank NA	2.700%	11/1/22	450	461
PNC Bank NA	2.028%	12/9/22	145	145
PNC Bank NA	3.300%	10/30/24	706	760
PNC Bank NA	2.950%	2/23/25	293	312
PNC Bank NA	3.250%	6/1/25	169	182
PNC Bank NA	3.100%	10/25/27	250	273
PNC Bank NA	3.250%	1/22/28	150	164

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PNC Bank NA	4.050%	7/26/28	250	285
PNC Bank NA	2.700%	10/22/29	150	157
PNC Financial Services Group Inc.	3.500%	1/23/24	100	106
PNC Financial Services Group Inc.	3.900%	4/29/24	125	135
PNC Financial Services Group Inc.	3.150%	5/19/27	450	492
PNC Financial Services Group Inc.	3.450%	4/23/29	500	554
PNC Financial Services Group Inc.	2.550%	1/22/30	425	442
Principal Financial Group Inc.	3.125%	5/15/23	100	104
Principal Financial Group Inc.	3.400%	5/15/25	128	138
Principal Financial Group Inc.	3.100%	11/15/26	100	108
Principal Financial Group Inc.	4.625%	9/15/42	50	62
Principal Financial Group Inc.	4.350%	5/15/43	150	181
Principal Financial Group Inc.	4.300%	11/15/46	195	236
Progressive Corp.	2.450%	1/15/27	150	159
Progressive Corp.	6.625%	3/1/29	125	163
Progressive Corp.	4.350%	4/25/44	50	62
Progressive Corp.	4.125%	4/15/47	290	352
Progressive Corp.	4.200%	3/15/48	115	141
Progressive Corp.	3.950%	3/26/50	180	215
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	203
Prudential Financial Inc.	3.878%	3/27/28	163	185
Prudential Financial Inc.	5.750%	7/15/33	100	131
Prudential Financial Inc.	5.700%	12/14/36	125	169
Prudential Financial Inc.	6.625%	12/1/37	65	95
Prudential Financial Inc.	3.000%	3/10/40	50	51
Prudential Financial Inc.	6.625%	6/21/40	65	98
Prudential Financial Inc.	5.625%	6/15/43	375	399
Prudential Financial Inc.	5.100%	8/15/43	50	60
Prudential Financial Inc.	5.200%	3/15/44	85	92
Prudential Financial Inc.	4.600%	5/15/44	525	660
Prudential Financial Inc.	5.375%	5/15/45	250	276
Prudential Financial Inc.	3.905%	12/7/47	182	212
Prudential Financial Inc.	5.700%	9/15/48	250	292
Prudential Financial Inc.	3.935%	12/7/49	363	427
Prudential Financial Inc.	4.350%	2/25/50	210	263
Prudential Financial Inc.	3.700%	10/1/50	200	210
Prudential plc	3.125%	4/14/30	200	216
Raymond James Financial Inc.	4.650%	4/1/30	55	65
Raymond James Financial Inc.	4.950%	7/15/46	210	271
Raymond James Financial Inc.	3.750%	4/1/51	500	556
Regions Bank	6.450%	6/26/37	250	355
Regions Financial Corp.	2.250%	5/18/25	100	104
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	56
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	82
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	82
Royal Bank of Canada	1.950%	1/17/23	150	153
Royal Bank of Canada	1.600%	4/17/23	800	816
Royal Bank of Canada	3.700%	10/5/23	100	106
Royal Bank of Canada	0.425%	1/19/24	500	498
Royal Bank of Canada	2.550%	7/16/24	200	210
Royal Bank of Canada	2.250%	11/1/24	650	679
Royal Bank of Canada	4.650%	1/27/26	898	1,018
Royal Bank of Canada	1.200%	4/27/26	200	199
Santander Holdings USA Inc.	3.400%	1/18/23	115	119
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,239

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santander Holdings USA Inc.	3.244%	10/5/26	900	962
Santander Holdings USA Inc.	4.400%	7/13/27	250	281
Santander UK Group Holdings plc	3.571%	1/10/23	200	202
Santander UK Group Holdings plc	1.532%	8/21/26	600	599
Santander UK Group Holdings plc	1.673%	6/14/27	400	398
Santander UK Group Holdings plc	3.823%	11/3/28	200	219
Santander UK plc	2.100%	1/13/23	325	332
Santander UK plc	4.000%	3/13/24	200	216
Santander UK plc	2.875%	6/18/24	200	211
Selective Insurance Group Inc.	5.375%	3/1/49	50	64
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	53
Sompo International Holdings Ltd.	4.700%	10/15/22	100	104
State Street Corp.	3.100%	5/15/23	400	418
State Street Corp.	3.700%	11/20/23	83	89
State Street Corp.	3.776%	12/3/24	200	214
State Street Corp.	3.300%	12/16/24	227	246
State Street Corp.	3.550%	8/18/25	200	219
State Street Corp.	2.354%	11/1/25	125	131
State Street Corp.	2.650%	5/19/26	125	133
State Street Corp.	4.141%	12/3/29	200	234
State Street Corp.	2.400%	1/24/30	150	155
State Street Corp.	3.031%	11/1/34	125	132
Stifel Financial Corp.	4.250%	7/18/24	150	163
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	106
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	269
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	268
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	205
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	259
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	212
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	214
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	947
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	394
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	332
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,511
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	197
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	165
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	132
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	188
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	219
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	765
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	329
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	112
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	495
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	503
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	158
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	384
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	191
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	184
SVB Financial Group	3.500%	1/29/25	100	107
SVB Financial Group	2.100%	5/15/28	225	227
SVB Financial Group	3.125%	6/5/30	50	53
Swiss Re America Holding Corp.	7.000%	2/15/26	75	93
Synchrony Financial	4.250%	8/15/24	250	270
Synchrony Financial	4.500%	7/23/25	426	470
Synchrony Financial	3.700%	8/4/26	125	136
Synchrony Financial	3.950%	12/1/27	300	331
Synovus Financial Corp.	3.125%	11/1/22	50	51
Toronto-Dominion Bank	1.900%	12/1/22	225	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,509
	Toronto-Dominion Bank	3.250%	3/11/24	400	425
	Toronto-Dominion Bank	2.650%	6/12/24	500	526
	Toronto-Dominion Bank	1.150%	6/12/25	200	200
	Toronto-Dominion Bank	0.750%	1/6/26	200	197
	Toronto-Dominion Bank	1.250%	9/10/26	325	323
	Toronto-Dominion Bank	2.000%	9/10/31	325	319
	Travelers Cos. Inc.	6.250%	6/15/37	150	218
	Travelers Cos. Inc.	4.300%	8/25/45	150	188
	Travelers Cos. Inc.	4.000%	5/30/47	225	271
	Travelers Cos. Inc.	4.100%	3/4/49	200	245
	Travelers Cos. Inc.	2.550%	4/27/50	500	476
	Trinity Acquisition plc	4.400%	3/15/26	100	112
	Truist Bank	1.250%	3/9/23	1,000	1,012
	Truist Bank	3.200%	4/1/24	500	531
	Truist Bank	3.689%	8/2/24	250	265
	Truist Bank	2.150%	12/6/24	250	261
	Truist Bank	3.625%	9/16/25	500	546
	Truist Bank	3.300%	5/15/26	200	218
	Truist Financial Corp.	3.750%	12/6/23	250	267
	Truist Financial Corp.	3.700%	6/5/25	175	192
	Truist Financial Corp.	1.200%	8/5/25	200	202
	Truist Financial Corp.	1.125%	8/3/27	500	489
	Truist Financial Corp.	3.875%	3/19/29	200	226
	Truist Financial Corp.	1.887%	6/7/29	500	500
	Truist Financial Corp.	1.950%	6/5/30	100	100
	U.S. Bancorp	3.700%	1/30/24	150	160
	U.S. Bancorp	3.375%	2/5/24	500	531
	U.S. Bancorp	3.950%	11/17/25	25	28
	U.S. Bancorp	3.100%	4/27/26	300	324
	U.S. Bancorp	2.375%	7/22/26	249	263
	U.S. Bancorp	3.150%	4/27/27	275	300
	U.S. Bancorp	3.900%	4/26/28	75	85
	U.S. Bancorp	3.000%	7/30/29	240	257
	U.S. Bank NA	1.950%	1/9/23	300	306
	U.S. Bank NA	2.850%	1/23/23	250	258
	U.S. Bank NA	3.400%	7/24/23	250	263
	U.S. Bank NA	2.050%	1/21/25	175	182
	U.S. Bank NA	2.800%	1/27/25	625	662
[5]	UBS Group AG	3.126%	8/13/30	50	53
	Unum Group	4.000%	3/15/24	125	134
	Unum Group	4.000%	6/15/29	80	89
	Unum Group	5.750%	8/15/42	75	94
	Unum Group	4.500%	12/15/49	100	107
	Voya Financial Inc.	3.125%	7/15/24	100	106
	Voya Financial Inc.	3.650%	6/15/26	250	274
	Voya Financial Inc.	5.700%	7/15/43	75	103
	Voya Financial Inc.	4.800%	6/15/46	40	51
	Voya Financial Inc.	4.700%	1/23/48	100	105
	Wachovia Corp.	6.605%	10/1/25	265	317
	Wells Fargo & Co.	3.450%	2/13/23	350	364
	Wells Fargo & Co.	3.750%	1/24/24	200	214
	Wells Fargo & Co.	1.654%	6/2/24	1,500	1,530
	Wells Fargo & Co.	3.000%	2/19/25	425	451
	Wells Fargo & Co.	2.406%	10/30/25	600	625
	Wells Fargo & Co.	2.164%	2/11/26	500	516
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,368
	Wells Fargo & Co.	4.100%	6/3/26	725	808

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co.	3.000%	10/23/26	675	723
Wells Fargo & Co.	4.300%	7/22/27	475	539
Wells Fargo & Co.	3.584%	5/22/28	500	548
Wells Fargo & Co.	4.150%	1/24/29	200	227
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,360
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,458
Wells Fargo & Co.	3.068%	4/30/41	600	618
Wells Fargo & Co.	5.375%	11/2/43	1,000	1,326
Wells Fargo & Co.	5.606%	1/15/44	600	817
Wells Fargo & Co.	4.650%	11/4/44	325	396
Wells Fargo & Co.	3.900%	5/1/45	250	292
Wells Fargo & Co.	4.900%	11/17/45	250	315
Wells Fargo & Co.	4.400%	6/14/46	300	357
Wells Fargo & Co.	4.750%	12/7/46	350	438
Wells Fargo & Co.	5.013%	4/4/51	1,750	2,356
Wells Fargo Bank NA	5.950%	8/26/36	200	271
Wells Fargo Bank NA	5.850%	2/1/37	300	407
Wells Fargo Bank NA	6.600%	1/15/38	225	327
Westpac Banking Corp.	2.750%	1/11/23	200	206
Westpac Banking Corp.	2.000%	1/13/23	150	153
Westpac Banking Corp.	3.650%	5/15/23	75	79
Westpac Banking Corp.	3.300%	2/26/24	250	266
Westpac Banking Corp.	2.350%	2/19/25	200	209
Westpac Banking Corp.	2.850%	5/13/26	200	215
Westpac Banking Corp.	1.150%	6/3/26	218	218
Westpac Banking Corp.	2.700%	8/19/26	175	187
Westpac Banking Corp.	3.350%	3/8/27	250	275
Westpac Banking Corp.	2.650%	1/16/30	150	159
Westpac Banking Corp.	2.894%	2/4/30	425	440
Westpac Banking Corp.	4.322%	11/23/31	500	552
Westpac Banking Corp.	4.110%	7/24/34	25	27
Westpac Banking Corp.	2.668%	11/15/35	315	308
Westpac Banking Corp.	4.421%	7/24/39	600	704
Westpac Banking Corp.	2.963%	11/16/40	200	197
Willis North America Inc.	3.600%	5/15/24	125	133
Willis North America Inc.	4.500%	9/15/28	100	114
Willis North America Inc.	2.950%	9/15/29	440	460
Willis North America Inc.	5.050%	9/15/48	50	64
Willis North America Inc.	3.875%	9/15/49	90	100
XLIT Ltd.	4.450%	3/31/25	189	210
XLIT Ltd.	5.500%	3/31/45	100	138
Zions Bancorp NA	3.250%	10/29/29	250	260
				367,391
Health Care (3.2%)
Abbott Laboratories	3.750%	11/30/26	367	412
Abbott Laboratories	1.150%	1/30/28	100	98
Abbott Laboratories	1.400%	6/30/30	150	145
Abbott Laboratories	4.750%	11/30/36	375	477
Abbott Laboratories	5.300%	5/27/40	250	343
Abbott Laboratories	4.750%	4/15/43	175	228
Abbott Laboratories	4.900%	11/30/46	700	948
AbbVie Inc.	3.250%	10/1/22	300	307
AbbVie Inc.	2.900%	11/6/22	800	822
AbbVie Inc.	3.200%	11/6/22	275	282
AbbVie Inc.	2.300%	11/21/22	625	638
AbbVie Inc.	2.800%	3/15/23	100	103
AbbVie Inc.	2.850%	5/14/23	200	207
AbbVie Inc.	3.750%	11/14/23	250	266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.850%	6/15/24	200	215
	AbbVie Inc.	2.600%	11/21/24	750	788
	AbbVie Inc.	3.800%	3/15/25	590	641
	AbbVie Inc.	3.600%	5/14/25	911	986
	AbbVie Inc.	3.200%	5/14/26	976	1,052
	AbbVie Inc.	2.950%	11/21/26	740	793
	AbbVie Inc.	4.250%	11/14/28	350	401
	AbbVie Inc.	3.200%	11/21/29	1,130	1,218
	AbbVie Inc.	4.550%	3/15/35	350	419
	AbbVie Inc.	4.500%	5/14/35	495	592
	AbbVie Inc.	4.300%	5/14/36	190	224
	AbbVie Inc.	4.050%	11/21/39	825	948
	AbbVie Inc.	4.625%	10/1/42	190	229
	AbbVie Inc.	4.400%	11/6/42	501	598
	AbbVie Inc.	4.850%	6/15/44	230	289
	AbbVie Inc.	4.750%	3/15/45	200	249
	AbbVie Inc.	4.700%	5/14/45	602	743
	AbbVie Inc.	4.450%	5/14/46	455	547
	AbbVie Inc.	4.875%	11/14/48	550	705
	AbbVie Inc.	4.250%	11/21/49	1,025	1,214
	Adventist Health System	2.952%	3/1/29	100	105
	Adventist Health System	3.630%	3/1/49	100	109
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	56
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	125
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	82
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	77
	Aetna Inc.	2.750%	11/15/22	200	204
	Aetna Inc.	2.800%	6/15/23	125	129
	Aetna Inc.	3.500%	11/15/24	125	134
	Aetna Inc.	6.625%	6/15/36	130	187
	Aetna Inc.	6.750%	12/15/37	100	146
	Aetna Inc.	4.500%	5/15/42	75	90
	Aetna Inc.	4.125%	11/15/42	75	86
	Aetna Inc.	3.875%	8/15/47	300	333
	Agilent Technologies Inc.	3.875%	7/15/23	100	105
	Agilent Technologies Inc.	3.050%	9/22/26	75	81
	Agilent Technologies Inc.	2.750%	9/15/29	100	105
	Agilent Technologies Inc.	2.100%	6/4/30	100	99
	AHS Hospital Corp.	5.024%	7/1/45	75	101
	AHS Hospital Corp.	2.780%	7/1/51	150	146
[2]	Allina Health System	3.887%	4/15/49	75	87
	AmerisourceBergen Corp.	3.400%	5/15/24	175	186
	AmerisourceBergen Corp.	3.250%	3/1/25	50	53
	AmerisourceBergen Corp.	3.450%	12/15/27	275	300
	AmerisourceBergen Corp.	2.700%	3/15/31	300	307
	AmerisourceBergen Corp.	4.300%	12/15/47	175	203
	Amgen Inc.	3.625%	5/22/24	500	536
	Amgen Inc.	1.900%	2/21/25	180	185
	Amgen Inc.	3.125%	5/1/25	175	187
	Amgen Inc.	2.600%	8/19/26	455	481
	Amgen Inc.	2.200%	2/21/27	150	155
	Amgen Inc.	1.650%	8/15/28	200	196
	Amgen Inc.	2.000%	1/15/32	450	434
	Amgen Inc.	3.150%	2/21/40	575	586
	Amgen Inc.	2.800%	8/15/41	450	435
	Amgen Inc.	4.950%	10/1/41	240	303
	Amgen Inc.	5.150%	11/15/41	126	161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	4.400%	5/1/45	450	539
	Amgen Inc.	3.375%	2/21/50	725	750
	Amgen Inc.	4.663%	6/15/51	409	516
	Amgen Inc.	3.000%	1/15/52	1,306	1,261
	Amgen Inc.	2.770%	9/1/53	172	159
	Anthem Inc.	2.950%	12/1/22	150	154
	Anthem Inc.	3.300%	1/15/23	625	648
	Anthem Inc.	3.500%	8/15/24	475	509
	Anthem Inc.	3.350%	12/1/24	160	172
	Anthem Inc.	2.375%	1/15/25	100	104
	Anthem Inc.	2.250%	5/15/30	530	531
	Anthem Inc.	2.550%	3/15/31	650	668
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	100
	Anthem Inc.	6.375%	6/15/37	50	71
	Anthem Inc.	4.625%	5/15/42	175	214
	Anthem Inc.	4.650%	1/15/43	775	953
	Anthem Inc.	5.100%	1/15/44	100	129
	Anthem Inc.	4.375%	12/1/47	300	361
	Anthem Inc.	4.550%	3/1/48	155	191
	Anthem Inc.	4.850%	8/15/54	30	38
	Ascension Health	2.532%	11/15/29	350	367
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	212
[2]	Ascension Health	4.847%	11/15/53	75	107
	Astrazeneca Finance LLC	0.700%	5/28/24	250	250
	Astrazeneca Finance LLC	1.200%	5/28/26	200	200
	Astrazeneca Finance LLC	1.750%	5/28/28	200	201
	Astrazeneca Finance LLC	2.250%	5/28/31	200	203
	AstraZeneca plc	0.300%	5/26/23	200	200
	AstraZeneca plc	3.500%	8/17/23	225	238
	AstraZeneca plc	3.375%	11/16/25	400	436
	AstraZeneca plc	0.700%	4/8/26	500	489
	AstraZeneca plc	3.125%	6/12/27	175	190
	AstraZeneca plc	4.000%	1/17/29	200	228
	AstraZeneca plc	1.375%	8/6/30	300	286
	AstraZeneca plc	6.450%	9/15/37	450	666
	AstraZeneca plc	4.000%	9/18/42	290	344
	AstraZeneca plc	4.375%	11/16/45	200	252
	AstraZeneca plc	3.000%	5/28/51	335	345
	Banner Health	2.338%	1/1/30	125	128
	Banner Health	3.181%	1/1/50	75	79
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	267
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	106
	Baxalta Inc.	5.250%	6/23/45	73	98
	Baxter International Inc.	1.730%	4/1/31	500	480
	Baxter International Inc.	3.500%	8/15/46	100	107
	Baylor Scott & White Holdings	1.777%	11/15/30	100	98
	Baylor Scott & White Holdings	4.185%	11/15/45	100	123
	Baylor Scott & White Holdings	2.839%	11/15/50	350	347
	Becton Dickinson and Co.	3.734%	12/15/24	75	81
	Becton Dickinson and Co.	3.700%	6/6/27	375	415
	Becton Dickinson and Co.	1.957%	2/11/31	500	486
	Becton Dickinson and Co.	4.875%	5/15/44	26	30
	Becton Dickinson and Co.	4.685%	12/15/44	196	243
	Becton Dickinson and Co.	4.669%	6/6/47	300	374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	4.050%	9/15/25	350	386
	Biogen Inc.	2.250%	5/1/30	600	596
	Biogen Inc.	3.150%	5/1/50	300	288
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	109
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	260
	Boston Scientific Corp.	3.450%	3/1/24	175	186
	Boston Scientific Corp.	1.900%	6/1/25	550	564
	Boston Scientific Corp.	3.750%	3/1/26	125	137
	Boston Scientific Corp.	4.000%	3/1/29	150	170
	Boston Scientific Corp.	2.650%	6/1/30	400	413
	Boston Scientific Corp.	7.000%	11/15/35	100	141
	Boston Scientific Corp.	4.550%	3/1/39	175	213
	Boston Scientific Corp.	7.375%	1/15/40	50	78
	Boston Scientific Corp.	4.700%	3/1/49	200	255
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	500
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	717
	Bristol-Myers Squibb Co.	3.875%	8/15/25	574	633
	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	502
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	493
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	233
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	311
	Bristol-Myers Squibb Co.	3.400%	7/26/29	500	554
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	383
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	454
	Bristol-Myers Squibb Co.	2.350%	11/13/40	500	475
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	108
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	95
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	225
	Bristol-Myers Squibb Co.	5.000%	8/15/45	361	485
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	311
	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	385
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	620
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	471
	Cardinal Health Inc.	3.200%	3/15/23	150	156
	Cardinal Health Inc.	3.079%	6/15/24	290	306
	Cardinal Health Inc.	3.750%	9/15/25	100	109
	Cardinal Health Inc.	4.600%	3/15/43	75	87
	Cardinal Health Inc.	4.500%	11/15/44	50	57
	Cardinal Health Inc.	4.900%	9/15/45	100	119
	Cardinal Health Inc.	4.368%	6/15/47	125	141
	Children's Health System of Texas	2.511%	8/15/50	100	93
	Children's Hospital Corp.	4.115%	1/1/47	75	95
	Children's Hospital Corp.	2.585%	2/1/50	50	48
	Children's Hospital Medical Center	4.268%	5/15/44	50	63
	CHRISTUS Health	4.341%	7/1/28	125	143
	Cigna Corp.	3.050%	11/30/22	100	103
	Cigna Corp.	3.000%	7/15/23	700	729
	Cigna Corp.	3.500%	6/15/24	175	187
	Cigna Corp.	3.250%	4/15/25	250	267
	Cigna Corp.	4.125%	11/15/25	467	519
	Cigna Corp.	4.500%	2/25/26	390	440
	Cigna Corp.	3.400%	3/1/27	275	300
	Cigna Corp.	7.875%	5/15/27	41	55
	Cigna Corp.	4.375%	10/15/28	610	705
	Cigna Corp.	2.400%	3/15/30	765	778
	Cigna Corp.	2.375%	3/15/31	250	252
	Cigna Corp.	4.800%	8/15/38	415	508
	Cigna Corp.	3.200%	3/15/40	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Corp.	6.125%	11/15/41	92	130
	Cigna Corp.	4.800%	7/15/46	400	498
	Cigna Corp.	3.875%	10/15/47	370	409
	Cigna Corp.	4.900%	12/15/48	545	696
	Cigna Corp.	3.400%	3/15/50	375	387
	City of Hope	5.623%	11/15/43	75	108
	City of Hope	4.378%	8/15/48	100	124
	CommonSpirit Health	2.950%	11/1/22	75	77
	CommonSpirit Health	2.760%	10/1/24	100	105
	CommonSpirit Health	2.782%	10/1/30	500	515
[2]	CommonSpirit Health	4.350%	11/1/42	225	258
	CommonSpirit Health	3.817%	10/1/49	50	55
	CommonSpirit Health	4.187%	10/1/49	200	228
	Community Health Network Inc.	3.099%	5/1/50	250	247
	Cottage Health Obligated Group	3.304%	11/1/49	100	106
	CVS Health Corp.	2.750%	12/1/22	150	153
	CVS Health Corp.	4.750%	12/1/22	150	156
	CVS Health Corp.	3.700%	3/9/23	934	975
	CVS Health Corp.	3.375%	8/12/24	275	293
	CVS Health Corp.	3.875%	7/20/25	573	627
	CVS Health Corp.	2.875%	6/1/26	2,166	2,307
	CVS Health Corp.	3.000%	8/15/26	450	483
	CVS Health Corp.	1.300%	8/21/27	400	394
	CVS Health Corp.	4.300%	3/25/28	677	772
	CVS Health Corp.	3.250%	8/15/29	360	387
	CVS Health Corp.	1.750%	8/21/30	225	216
	CVS Health Corp.	1.875%	2/28/31	500	482
	CVS Health Corp.	2.125%	9/15/31	500	491
	CVS Health Corp.	4.875%	7/20/35	125	151
	CVS Health Corp.	4.780%	3/25/38	1,000	1,224
	CVS Health Corp.	6.125%	9/15/39	75	104
	CVS Health Corp.	4.125%	4/1/40	200	230
	CVS Health Corp.	2.700%	8/21/40	275	263
	CVS Health Corp.	5.300%	12/5/43	150	197
	CVS Health Corp.	5.125%	7/20/45	1,025	1,320
	CVS Health Corp.	5.050%	3/25/48	1,150	1,483
	CVS Health Corp.	4.250%	4/1/50	300	355
	Danaher Corp.	3.350%	9/15/25	100	109
	Danaher Corp.	4.375%	9/15/45	75	93
	Danaher Corp.	2.600%	10/1/50	500	476
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	117
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	160
	DH Europe Finance II Sarl	2.050%	11/15/22	250	255
	DH Europe Finance II Sarl	2.200%	11/15/24	250	260
	DH Europe Finance II Sarl	2.600%	11/15/29	150	156
	DH Europe Finance II Sarl	3.250%	11/15/39	175	187
	Dignity Health	3.125%	11/1/22	50	51
	Dignity Health	3.812%	11/1/24	100	107
	Dignity Health	4.500%	11/1/42	100	118
	Dignity Health	5.267%	11/1/64	50	68
	Duke University Health System Inc.	3.920%	6/1/47	100	119
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	115
	Eli Lilly & Co.	2.750%	6/1/25	71	75
	Eli Lilly & Co.	3.375%	3/15/29	92	102
	Eli Lilly & Co.	2.500%	9/15/60	250	230
	Gilead Sciences Inc.	2.500%	9/1/23	300	311
	Gilead Sciences Inc.	3.700%	4/1/24	470	502
	Gilead Sciences Inc.	3.650%	3/1/26	575	630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	2.950%	3/1/27	525	564
	Gilead Sciences Inc.	4.600%	9/1/35	575	697
	Gilead Sciences Inc.	4.000%	9/1/36	350	403
	Gilead Sciences Inc.	5.650%	12/1/41	175	240
	Gilead Sciences Inc.	4.800%	4/1/44	400	503
	Gilead Sciences Inc.	4.500%	2/1/45	325	394
	Gilead Sciences Inc.	4.750%	3/1/46	455	572
	Gilead Sciences Inc.	2.800%	10/1/50	475	450
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	236
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	660
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	425
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	113
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	812
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	122
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	501
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	28
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	248
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	153
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	67
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	78
	HCA Inc.	4.750%	5/1/23	250	266
	HCA Inc.	5.000%	3/15/24	425	466
	HCA Inc.	5.250%	4/15/25	320	363
	HCA Inc.	5.250%	6/15/26	325	373
	HCA Inc.	4.500%	2/15/27	125	141
	HCA Inc.	4.125%	6/15/29	405	452
	HCA Inc.	2.375%	7/15/31	200	197
	HCA Inc.	5.125%	6/15/39	200	247
	HCA Inc.	5.500%	6/15/47	425	549
	HCA Inc.	5.250%	6/15/49	300	381
	HCA Inc.	3.500%	7/15/51	200	198
	Humana Inc.	2.900%	12/15/22	150	154
	Humana Inc.	0.650%	8/3/23	300	300
	Humana Inc.	3.850%	10/1/24	326	353
	Humana Inc.	1.350%	2/3/27	200	197
	Humana Inc.	3.950%	3/15/27	150	167
	Humana Inc.	4.875%	4/1/30	135	161
	Humana Inc.	2.150%	2/3/32	200	195
	Humana Inc.	4.625%	12/1/42	110	135
	Humana Inc.	4.950%	10/1/44	270	347
	Humana Inc.	3.950%	8/15/49	40	46
	IHC Health Services Inc.	4.131%	5/15/48	100	125
	Illumina Inc.	2.550%	3/23/31	250	252
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	151
	Iowa Health System	3.665%	2/15/50	125	140
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	145
	Johnson & Johnson	2.050%	3/1/23	125	128
	Johnson & Johnson	3.375%	12/5/23	200	213
	Johnson & Johnson	2.625%	1/15/25	250	264
	Johnson & Johnson	2.450%	3/1/26	350	371
	Johnson & Johnson	2.950%	3/3/27	200	218
	Johnson & Johnson	0.950%	9/1/27	300	295
	Johnson & Johnson	2.900%	1/15/28	100	108
	Johnson & Johnson	6.950%	9/1/29	75	104
	Johnson & Johnson	1.300%	9/1/30	300	289
	Johnson & Johnson	4.950%	5/15/33	150	195
	Johnson & Johnson	4.375%	12/5/33	175	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	3.550%	3/1/36	175	202
	Johnson & Johnson	3.625%	3/3/37	300	346
	Johnson & Johnson	5.950%	8/15/37	200	290
	Johnson & Johnson	3.400%	1/15/38	200	226
	Johnson & Johnson	2.100%	9/1/40	250	236
	Johnson & Johnson	4.500%	9/1/40	150	193
	Johnson & Johnson	4.850%	5/15/41	75	99
	Johnson & Johnson	4.500%	12/5/43	200	260
	Johnson & Johnson	3.700%	3/1/46	350	410
	Johnson & Johnson	3.750%	3/3/47	250	297
	Johnson & Johnson	2.250%	9/1/50	400	370
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	109
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	254
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	312
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	183
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	240
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	255
	Koninklijke KPN NV	6.875%	3/11/38	100	149
	Koninklijke Philips NV	5.000%	3/15/42	150	194
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	160
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	104
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	215
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	200
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	110
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	132
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	204
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	237
	Mass General Brigham Inc.	3.192%	7/1/49	150	158
	Mass General Brigham Inc.	3.342%	7/1/60	250	267
	Mayo Clinic	3.774%	11/15/43	75	87
	Mayo Clinic	4.128%	11/15/52	50	63
	Mayo Clinic	3.196%	11/15/61	250	266
	McKesson Corp.	3.796%	3/15/24	200	214
	McKesson Corp.	0.900%	12/3/25	500	493
[2]	MedStar Health Inc.	3.626%	8/15/49	75	82
	Medtronic Inc.	3.500%	3/15/25	200	217
	Medtronic Inc.	4.375%	3/15/35	411	506
	Medtronic Inc.	4.625%	3/15/45	344	449
	Memorial Health Services	3.447%	11/1/49	150	166
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	101
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	187
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	32
	Merck & Co. Inc.	2.800%	5/18/23	325	338
	Merck & Co. Inc.	2.750%	2/10/25	740	783
	Merck & Co. Inc.	3.400%	3/7/29	375	415
	Merck & Co. Inc.	1.450%	6/24/30	210	203
	Merck & Co. Inc.	6.500%	12/1/33	125	183
	Merck & Co. Inc.	3.900%	3/7/39	200	234
	Merck & Co. Inc.	3.600%	9/15/42	100	113
	Merck & Co. Inc.	4.150%	5/18/43	200	243
	Merck & Co. Inc.	3.700%	2/10/45	525	598
	Merck & Co. Inc.	4.000%	3/7/49	300	360
	Merck & Co. Inc.	2.450%	6/24/50	300	279
	Mercy Health	4.302%	7/1/28	25	29
	Methodist Hospital	2.705%	12/1/50	300	290
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	174
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	518
	MultiCare Health System	2.803%	8/15/50	250	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	4.200%	11/29/23	100	106
	Mylan Inc.	5.400%	11/29/43	100	124
	Mylan Inc.	5.200%	4/15/48	175	214
	New York and Presbyterian Hospital	4.024%	8/1/45	130	158
	New York and Presbyterian Hospital	4.063%	8/1/56	75	94
	New York and Presbyterian Hospital	2.606%	8/1/60	300	279
	New York and Presbyterian Hospital	3.954%	8/1/19	125	146
	Northwell Healthcare Inc.	3.979%	11/1/46	100	113
	Northwell Healthcare Inc.	4.260%	11/1/47	200	235
	Northwell Healthcare Inc.	3.809%	11/1/49	100	111
	Novant Health Inc.	2.637%	11/1/36	250	253
	Novartis Capital Corp.	3.400%	5/6/24	400	429
	Novartis Capital Corp.	1.750%	2/14/25	200	206
	Novartis Capital Corp.	2.000%	2/14/27	525	543
	Novartis Capital Corp.	3.100%	5/17/27	175	191
	Novartis Capital Corp.	2.200%	8/14/30	410	421
	Novartis Capital Corp.	3.700%	9/21/42	100	115
	Novartis Capital Corp.	4.400%	5/6/44	375	479
	Novartis Capital Corp.	4.000%	11/20/45	225	271
	Novartis Capital Corp.	2.750%	8/14/50	75	76
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	9
	NYU Langone Hospitals	4.784%	7/1/44	100	127
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	130
	NYU Langone Hospitals	3.380%	7/1/55	200	207
[2]	OhioHealth Corp.	3.042%	11/15/50	100	104
	Orlando Health Obligated Group	4.089%	10/1/48	50	60
	PeaceHealth Obligated Group	4.787%	11/15/48	75	101
	PeaceHealth Obligated Group	3.218%	11/15/50	200	208
	PerkinElmer Inc.	0.850%	9/15/24	250	250
	PerkinElmer Inc.	1.900%	9/15/28	250	248
	PerkinElmer Inc.	3.300%	9/15/29	175	189
	PerkinElmer Inc.	3.625%	3/15/51	150	160
	Pfizer Inc.	3.200%	9/15/23	125	132
	Pfizer Inc.	2.950%	3/15/24	150	158
	Pfizer Inc.	2.750%	6/3/26	590	635
	Pfizer Inc.	3.600%	9/15/28	200	225
	Pfizer Inc.	3.450%	3/15/29	375	417
	Pfizer Inc.	2.625%	4/1/30	300	317
	Pfizer Inc.	1.700%	5/28/30	225	222
	Pfizer Inc.	1.750%	8/18/31	200	195
	Pfizer Inc.	4.000%	12/15/36	300	357
	Pfizer Inc.	4.100%	9/15/38	150	179
	Pfizer Inc.	3.900%	3/15/39	125	146
	Pfizer Inc.	7.200%	3/15/39	425	684
	Pfizer Inc.	2.550%	5/28/40	200	198
	Pfizer Inc.	4.300%	6/15/43	125	153
	Pfizer Inc.	4.400%	5/15/44	200	250
	Pfizer Inc.	4.125%	12/15/46	250	305
	Pfizer Inc.	4.200%	9/15/48	350	434
	Pfizer Inc.	4.000%	3/15/49	175	212
	Pfizer Inc.	2.700%	5/28/50	450	443
	Pharmacia LLC	6.600%	12/1/28	175	232
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	85
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	88
	Quest Diagnostics Inc.	4.250%	4/1/24	100	108
	Quest Diagnostics Inc.	3.500%	3/30/25	100	108
	Quest Diagnostics Inc.	3.450%	6/1/26	125	136
	Quest Diagnostics Inc.	4.200%	6/30/29	140	160
	Quest Diagnostics Inc.	2.950%	6/30/30	160	169
	Quest Diagnostics Inc.	2.800%	6/30/31	125	130
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	31
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	475
	Royalty Pharma plc	0.750%	9/2/23	300	301
	Royalty Pharma plc	1.200%	9/2/25	300	298
	Royalty Pharma plc	2.200%	9/2/30	300	294
	Royalty Pharma plc	3.550%	9/2/50	350	344
	Royalty Pharma plc	3.350%	9/2/51	250	237
	Rush Obligated Group	3.922%	11/15/29	75	85
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	118
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	28
	Sanofi	3.375%	6/19/23	225	236
	Sanofi	3.625%	6/19/28	225	256
	Seattle Children's Hospital	2.719%	10/1/50	200	194
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,486
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	621
	Smith & Nephew plc	2.032%	10/14/30	300	292
	Spectrum Health System Obligated Group	3.487%	7/15/49	75	83
	SSM Health Care Corp.	3.688%	6/1/23	150	157
	SSM Health Care Corp.	3.823%	6/1/27	100	112
	Stanford Health Care	3.795%	11/15/48	125	147
	Stryker Corp.	3.375%	5/15/24	213	227
	Stryker Corp.	1.150%	6/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	152
	Stryker Corp.	3.500%	3/15/26	183	200
	Stryker Corp.	3.650%	3/7/28	50	56
	Stryker Corp.	4.100%	4/1/43	75	86
	Stryker Corp.	4.375%	5/15/44	50	61
	Stryker Corp.	4.625%	3/15/46	175	224
	Stryker Corp.	2.900%	6/15/50	100	100
	Sutter Health	1.321%	8/15/25	500	501
	Sutter Health	3.695%	8/15/28	75	83
	Sutter Health	4.091%	8/15/48	75	89
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	216
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	483
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	492
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	405
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	620
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	210
	Texas Health Resources	2.328%	11/15/50	300	268
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	253
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	436
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	215
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	54
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	100
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	500	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	249
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	255
	Toledo Hospital	5.325%	11/15/28	50	57
	Toledo Hospital	6.015%	11/15/48	75	89
	Trinity Health Corp.	4.125%	12/1/45	85	104
	UnitedHealth Group Inc.	2.375%	10/15/22	150	153
	UnitedHealth Group Inc.	2.750%	2/15/23	175	180
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	100	105
	UnitedHealth Group Inc.	3.500%	2/15/24	100	107
	UnitedHealth Group Inc.	2.375%	8/15/24	300	314
	UnitedHealth Group Inc.	3.750%	7/15/25	950	1,048
	UnitedHealth Group Inc.	3.700%	12/15/25	75	83
	UnitedHealth Group Inc.	3.100%	3/15/26	225	244
	UnitedHealth Group Inc.	3.450%	1/15/27	175	193
	UnitedHealth Group Inc.	3.375%	4/15/27	350	385
	UnitedHealth Group Inc.	2.950%	10/15/27	150	163
	UnitedHealth Group Inc.	3.875%	12/15/28	150	171
	UnitedHealth Group Inc.	2.875%	8/15/29	150	161
	UnitedHealth Group Inc.	2.000%	5/15/30	755	757
	UnitedHealth Group Inc.	2.300%	5/15/31	650	663
	UnitedHealth Group Inc.	4.625%	7/15/35	175	218
	UnitedHealth Group Inc.	6.500%	6/15/37	50	74
	UnitedHealth Group Inc.	6.625%	11/15/37	125	187
	UnitedHealth Group Inc.	6.875%	2/15/38	245	376
	UnitedHealth Group Inc.	3.500%	8/15/39	240	265
	UnitedHealth Group Inc.	2.750%	5/15/40	200	201
	UnitedHealth Group Inc.	5.950%	2/15/41	60	86
	UnitedHealth Group Inc.	3.050%	5/15/41	300	310
	UnitedHealth Group Inc.	4.625%	11/15/41	110	138
	UnitedHealth Group Inc.	4.375%	3/15/42	50	61
	UnitedHealth Group Inc.	3.950%	10/15/42	175	206
	UnitedHealth Group Inc.	4.250%	3/15/43	125	151
	UnitedHealth Group Inc.	4.750%	7/15/45	305	400
	UnitedHealth Group Inc.	4.200%	1/15/47	210	254
	UnitedHealth Group Inc.	4.250%	4/15/47	290	355
	UnitedHealth Group Inc.	4.250%	6/15/48	300	369
	UnitedHealth Group Inc.	4.450%	12/15/48	150	190
	UnitedHealth Group Inc.	3.700%	8/15/49	310	352
	UnitedHealth Group Inc.	3.250%	5/15/51	750	800
	UnitedHealth Group Inc.	3.875%	8/15/59	420	496
	UnitedHealth Group Inc.	3.125%	5/15/60	250	256
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	302
	UPMC	3.600%	4/3/25	125	135
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	979
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	275
[5]	Viatris Inc.	1.650%	6/22/25	175	177
[5]	Viatris Inc.	2.300%	6/22/27	175	179
[5]	Viatris Inc.	2.700%	6/22/30	525	530
[5]	Viatris Inc.	3.850%	6/22/40	525	563
[5]	Viatris Inc.	4.000%	6/22/50	500	531
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	64
	Wyeth LLC	7.250%	3/1/23	250	274
	Wyeth LLC	6.450%	2/1/24	300	340
	Wyeth LLC	6.500%	2/1/34	150	215
	Wyeth LLC	6.000%	2/15/36	85	120
	Wyeth LLC	5.950%	4/1/37	385	542
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	52
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	376
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	66
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	177
	Zoetis Inc.	3.250%	2/1/23	350	361
	Zoetis Inc.	4.500%	11/13/25	100	113
	Zoetis Inc.	3.000%	9/12/27	150	161
	Zoetis Inc.	3.900%	8/20/28	100	112
	Zoetis Inc.	2.000%	5/15/30	150	148
	Zoetis Inc.	4.700%	2/1/43	175	223
	Zoetis Inc.	3.950%	9/12/47	150	175
	Zoetis Inc.	4.450%	8/20/48	75	94
	Zoetis Inc.	3.000%	5/15/50	125	127
					156,244
Industrials (2.3%)
	3M Co.	1.750%	2/14/23	200	204
	3M Co.	2.250%	3/15/23	175	180
	3M Co.	3.250%	2/14/24	100	106
	3M Co.	2.000%	2/14/25	150	155
	3M Co.	2.650%	4/15/25	100	106
	3M Co.	3.000%	8/7/25	100	108
	3M Co.	2.250%	9/19/26	150	157
	3M Co.	2.875%	10/15/27	125	135
	3M Co.	3.375%	3/1/29	150	165
	3M Co.	2.375%	8/26/29	360	373
	3M Co.	3.125%	9/19/46	75	77
	3M Co.	3.625%	10/15/47	100	113
	3M Co.	4.000%	9/14/48	250	298
	3M Co.	3.250%	8/26/49	300	319
	3M Co.	3.700%	4/15/50	125	143
	Allegion plc	3.500%	10/1/29	75	81
	Allegion U.S. Holding Co. Inc.	3.550%	10/1/27	175	189
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	41	42
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	114	118
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	120	120
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	39	41
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	46	47
	Amphenol Corp.	3.200%	4/1/24	50	53
	Amphenol Corp.	2.050%	3/1/25	40	41
	Amphenol Corp.	4.350%	6/1/29	100	116
	Amphenol Corp.	2.800%	2/15/30	275	288
	Amphenol Corp.	2.200%	9/15/31	100	99
	Block Financial LLC	5.500%	11/1/22	100	103
	Block Financial LLC	5.250%	10/1/25	100	113
	Block Financial LLC	3.875%	8/15/30	200	218
	BNSF Funding Trust I	6.613%	12/15/55	65	74
	Boeing Co.	1.167%	2/4/23	300	301
	Boeing Co.	2.800%	3/1/23	400	411
	Boeing Co.	4.508%	5/1/23	625	660
	Boeing Co.	1.875%	6/15/23	200	203
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	500	501
	Boeing Co.	2.800%	3/1/24	75	78

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	2.850%	10/30/24	100	105
Boeing Co.	2.500%	3/1/25	145	149
Boeing Co.	4.875%	5/1/25	795	885
Boeing Co.	2.196%	2/4/26	1,200	1,210
Boeing Co.	3.100%	5/1/26	100	105
Boeing Co.	2.250%	6/15/26	50	51
Boeing Co.	2.700%	2/1/27	195	202
Boeing Co.	2.800%	3/1/27	50	52
Boeing Co.	5.040%	5/1/27	360	414
Boeing Co.	3.250%	3/1/28	100	105
Boeing Co.	3.450%	11/1/28	60	64
Boeing Co.	3.200%	3/1/29	200	208
Boeing Co.	2.950%	2/1/30	190	194
Boeing Co.	5.150%	5/1/30	945	1,110
Boeing Co.	3.625%	2/1/31	275	295
Boeing Co.	6.125%	2/15/33	75	95
Boeing Co.	3.600%	5/1/34	350	365
Boeing Co.	3.250%	2/1/35	190	191
Boeing Co.	6.625%	2/15/38	50	67
Boeing Co.	3.550%	3/1/38	50	51
Boeing Co.	3.500%	3/1/39	75	75
Boeing Co.	6.875%	3/15/39	100	138
Boeing Co.	5.875%	2/15/40	75	94
Boeing Co.	5.705%	5/1/40	740	942
Boeing Co.	3.375%	6/15/46	75	72
Boeing Co.	3.650%	3/1/47	150	147
Boeing Co.	3.625%	3/1/48	75	73
Boeing Co.	3.850%	11/1/48	60	61
Boeing Co.	3.900%	5/1/49	150	155
Boeing Co.	3.750%	2/1/50	150	152
Boeing Co.	5.805%	5/1/50	1,130	1,510
Boeing Co.	3.825%	3/1/59	200	197
Boeing Co.	3.950%	8/1/59	75	76
Boeing Co.	5.930%	5/1/60	735	1,004
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	181
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	79
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	214
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	161
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	107
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	82
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	248
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	178
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	164
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	341
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	306
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	245
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	218
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	168
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	131
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	189
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	150
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	96
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	174
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	150
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	448
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	243
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	449
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian National Railway Co.	2.950%	11/21/24	233	247
	Canadian National Railway Co.	6.250%	8/1/34	75	105
	Canadian National Railway Co.	6.200%	6/1/36	75	106
	Canadian National Railway Co.	6.375%	11/15/37	100	143
	Canadian National Railway Co.	3.200%	8/2/46	175	183
	Canadian National Railway Co.	3.650%	2/3/48	125	140
	Canadian National Railway Co.	2.450%	5/1/50	425	392
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	235
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	197
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	140
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	613
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	181
	Carrier Global Corp.	2.242%	2/15/25	400	414
	Carrier Global Corp.	2.493%	2/15/27	250	261
	Carrier Global Corp.	2.722%	2/15/30	600	620
	Carrier Global Corp.	2.700%	2/15/31	85	87
	Carrier Global Corp.	3.377%	4/5/40	300	314
	Carrier Global Corp.	3.577%	4/5/50	400	425
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	357
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	205
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	210
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	251
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	75
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	132
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	268
	Caterpillar Financial Services Corp.	0.600%	9/13/24	200	200
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	313
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	516
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	102
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	496
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	496
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	106
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	200
	Caterpillar Inc.	3.400%	5/15/24	150	160
	Caterpillar Inc.	2.600%	9/19/29	200	211
	Caterpillar Inc.	2.600%	4/9/30	120	126
	Caterpillar Inc.	6.050%	8/15/36	100	144
	Caterpillar Inc.	5.200%	5/27/41	150	205
	Caterpillar Inc.	3.803%	8/15/42	243	285
	Caterpillar Inc.	3.250%	9/19/49	200	216
	Caterpillar Inc.	3.250%	4/9/50	200	218
	Caterpillar Inc.	4.750%	5/15/64	100	140
	Cintas Corp. No. 2	3.700%	4/1/27	175	195
	CNH Industrial Capital LLC	1.950%	7/2/23	75	77
	CNH Industrial Capital LLC	4.200%	1/15/24	675	725
	CNH Industrial Capital LLC	1.450%	7/15/26	200	199
	CNH Industrial NV	3.850%	11/15/27	100	111
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	27	27
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	31	33
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	137
	CSX Corp.	3.400%	8/1/24	62	67
	CSX Corp.	3.350%	11/1/25	150	162
	CSX Corp.	3.250%	6/1/27	150	163
	CSX Corp.	3.800%	3/1/28	350	390
	CSX Corp.	4.250%	3/15/29	200	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	2.400%	2/15/30	172	176
	CSX Corp.	6.220%	4/30/40	152	220
	CSX Corp.	5.500%	4/15/41	225	303
	CSX Corp.	4.750%	5/30/42	210	263
	CSX Corp.	4.100%	3/15/44	150	174
	CSX Corp.	4.300%	3/1/48	250	302
	CSX Corp.	4.750%	11/15/48	200	258
	CSX Corp.	4.500%	3/15/49	225	281
	CSX Corp.	3.350%	9/15/49	265	279
	CSX Corp.	3.800%	4/15/50	200	227
	CSX Corp.	4.500%	8/1/54	25	31
	CSX Corp.	4.250%	11/1/66	150	182
	CSX Corp.	4.650%	3/1/68	75	97
	Cummins Inc.	0.750%	9/1/25	400	396
	Cummins Inc.	1.500%	9/1/30	300	286
	Cummins Inc.	2.600%	9/1/50	200	187
	Deere & Co.	2.750%	4/15/25	100	106
	Deere & Co.	5.375%	10/16/29	125	158
	Deere & Co.	7.125%	3/3/31	100	142
	Deere & Co.	3.900%	6/9/42	250	297
	Deere & Co.	2.875%	9/7/49	200	205
	Deere & Co.	3.750%	4/15/50	175	208
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	79
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	141	141
[5]	Delta Air Lines Inc.	7.000%	5/1/25	293	342
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	223
	Dover Corp.	3.150%	11/15/25	200	215
	Dover Corp.	2.950%	11/4/29	75	80
	Eaton Corp.	2.750%	11/2/22	300	308
	Eaton Corp.	3.103%	9/15/27	125	135
	Eaton Corp.	4.000%	11/2/32	150	174
	Eaton Corp.	4.150%	11/2/42	150	176
	Eaton Corp.	3.915%	9/15/47	50	57
	Emerson Electric Co.	3.150%	6/1/25	200	215
	Emerson Electric Co.	1.800%	10/15/27	225	229
	Emerson Electric Co.	1.950%	10/15/30	100	100
	Emerson Electric Co.	2.750%	10/15/50	150	146
	FedEx Corp.	3.250%	4/1/26	100	108
	FedEx Corp.	3.100%	8/5/29	200	214
	FedEx Corp.	4.250%	5/15/30	100	115
	FedEx Corp.	3.900%	2/1/35	200	226
	FedEx Corp.	3.250%	5/15/41	200	202
	FedEx Corp.	3.875%	8/1/42	125	137
	FedEx Corp.	4.100%	4/15/43	75	84
	FedEx Corp.	5.100%	1/15/44	250	319
	FedEx Corp.	4.100%	2/1/45	125	140
	FedEx Corp.	4.750%	11/15/45	250	305
	FedEx Corp.	4.550%	4/1/46	225	268
	FedEx Corp.	4.400%	1/15/47	125	146
	FedEx Corp.	4.050%	2/15/48	200	224
	FedEx Corp.	4.950%	10/17/48	250	316
	FedEx Corp.	5.250%	5/15/50	250	330
	FedEx Corp.	4.500%	2/1/65	60	69
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	473	466
	Flowserve Corp.	3.500%	9/15/22	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flowserve Corp.	4.000%	11/15/23	50	53
	Flowserve Corp.	3.500%	10/1/30	90	94
	Fortive Corp.	3.150%	6/15/26	150	162
	Fortive Corp.	4.300%	6/15/46	100	118
	General Dynamics Corp.	3.375%	5/15/23	200	209
	General Dynamics Corp.	1.875%	8/15/23	300	308
	General Dynamics Corp.	2.375%	11/15/24	320	336
	General Dynamics Corp.	3.250%	4/1/25	150	161
	General Dynamics Corp.	3.500%	5/15/25	200	217
	General Dynamics Corp.	3.500%	4/1/27	100	111
	General Dynamics Corp.	2.625%	11/15/27	200	213
	General Dynamics Corp.	3.750%	5/15/28	200	225
	General Dynamics Corp.	3.625%	4/1/30	200	224
	General Dynamics Corp.	4.250%	4/1/40	150	182
	General Dynamics Corp.	3.600%	11/15/42	100	113
	General Dynamics Corp.	4.250%	4/1/50	140	177
	General Electric Co.	3.150%	9/7/22	91	94
	General Electric Co.	3.100%	1/9/23	574	593
	General Electric Co.	3.450%	5/15/24	100	106
	General Electric Co.	3.450%	5/1/27	200	220
	General Electric Co.	6.750%	3/15/32	705	967
	General Electric Co.	5.875%	1/14/38	560	758
	General Electric Co.	6.875%	1/10/39	338	503
	General Electric Co.	4.250%	5/1/40	300	351
	General Electric Co.	4.350%	5/1/50	600	723
[5]	GXO Logistics Inc.	2.650%	7/15/31	250	249
	Honeywell International Inc.	2.300%	8/15/24	425	445
	Honeywell International Inc.	1.350%	6/1/25	275	279
	Honeywell International Inc.	2.500%	11/1/26	50	53
	Honeywell International Inc.	1.100%	3/1/27	250	248
	Honeywell International Inc.	2.700%	8/15/29	100	106
	Honeywell International Inc.	1.950%	6/1/30	1,000	1,003
	Honeywell International Inc.	1.750%	9/1/31	250	243
	Honeywell International Inc.	5.700%	3/15/37	200	275
	Honeywell International Inc.	5.375%	3/1/41	150	207
	Honeywell International Inc.	2.800%	6/1/50	200	203
	Hubbell Inc.	3.350%	3/1/26	75	81
	Hubbell Inc.	3.150%	8/15/27	50	54
	Hubbell Inc.	3.500%	2/15/28	175	190
[5]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	200	200
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	108
[5]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	197
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	226
	IDEX Corp.	3.000%	5/1/30	75	79
	Illinois Tool Works Inc.	3.500%	3/1/24	200	213
	Illinois Tool Works Inc.	2.650%	11/15/26	300	321
	Illinois Tool Works Inc.	4.875%	9/15/41	75	98
	Illinois Tool Works Inc.	3.900%	9/1/42	250	291
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	221
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	145	158
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	141	141
	John Deere Capital Corp.	2.700%	1/6/23	100	103
	John Deere Capital Corp.	2.800%	1/27/23	50	52
	John Deere Capital Corp.	2.800%	3/6/23	100	104
	John Deere Capital Corp.	3.450%	6/7/23	200	210
	John Deere Capital Corp.	0.700%	7/5/23	100	101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
John Deere Capital Corp.	3.650%	10/12/23	50	53
John Deere Capital Corp.	2.600%	3/7/24	75	79
John Deere Capital Corp.	2.650%	6/24/24	75	79
John Deere Capital Corp.	0.625%	9/10/24	200	200
John Deere Capital Corp.	2.050%	1/9/25	350	364
John Deere Capital Corp.	3.450%	3/13/25	300	326
John Deere Capital Corp.	3.400%	9/11/25	75	82
John Deere Capital Corp.	0.700%	1/15/26	300	295
John Deere Capital Corp.	2.650%	6/10/26	100	107
John Deere Capital Corp.	1.050%	6/17/26	200	199
John Deere Capital Corp.	2.250%	9/14/26	125	131
John Deere Capital Corp.	2.800%	9/8/27	150	162
John Deere Capital Corp.	3.050%	1/6/28	100	109
John Deere Capital Corp.	3.450%	3/7/29	50	56
John Deere Capital Corp.	2.800%	7/18/29	150	160
John Deere Capital Corp.	2.450%	1/9/30	325	338
John Deere Capital Corp.	2.000%	6/17/31	100	100
Johnson Controls International plc	3.625%	7/2/24	126	134
Johnson Controls International plc	3.900%	2/14/26	37	41
Johnson Controls International plc	6.000%	1/15/36	39	54
Johnson Controls International plc	4.625%	7/2/44	175	213
Johnson Controls International plc	5.125%	9/14/45	14	18
Johnson Controls International plc	4.500%	2/15/47	100	123
Johnson Controls International plc	4.950%	7/2/64	72	95
Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	195
Kansas City Southern	3.000%	5/15/23	250	259
Kansas City Southern	2.875%	11/15/29	100	105
Kansas City Southern	4.300%	5/15/43	75	88
Kansas City Southern	4.950%	8/15/45	125	158
Kansas City Southern	4.700%	5/1/48	225	279
Kansas City Southern	3.500%	5/1/50	100	105
Kennametal Inc.	4.625%	6/15/28	120	135
Keysight Technologies Inc.	4.550%	10/30/24	195	216
Keysight Technologies Inc.	4.600%	4/6/27	125	144
Keysight Technologies Inc.	3.000%	10/30/29	100	106
Kirby Corp.	4.200%	3/1/28	300	330
L3Harris Technologies Inc.	3.850%	6/15/23	600	632
L3Harris Technologies Inc.	3.950%	5/28/24	103	111
L3Harris Technologies Inc.	3.832%	4/27/25	200	217
L3Harris Technologies Inc.	3.850%	12/15/26	50	55
L3Harris Technologies Inc.	4.400%	6/15/28	175	200
L3Harris Technologies Inc.	4.854%	4/27/35	100	124
L3Harris Technologies Inc.	6.150%	12/15/40	100	143
L3Harris Technologies Inc.	5.054%	4/27/45	100	131
Legrand France SA	8.500%	2/15/25	68	84
Lennox International Inc.	3.000%	11/15/23	100	105
Lennox International Inc.	1.700%	8/1/27	50	50
Lockheed Martin Corp.	3.100%	1/15/23	100	103
Lockheed Martin Corp.	3.550%	1/15/26	380	418
Lockheed Martin Corp.	1.850%	6/15/30	179	178
Lockheed Martin Corp.	3.600%	3/1/35	150	170
Lockheed Martin Corp.	4.500%	5/15/36	100	124
Lockheed Martin Corp.	6.150%	9/1/36	300	427
Lockheed Martin Corp.	4.070%	12/15/42	270	322
Lockheed Martin Corp.	3.800%	3/1/45	100	116
Lockheed Martin Corp.	4.700%	5/15/46	275	361
Lockheed Martin Corp.	2.800%	6/15/50	175	173

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	4.090%	9/15/52	331	406
Norfolk Southern Corp.	2.903%	2/15/23	48	49
Norfolk Southern Corp.	3.850%	1/15/24	75	80
Norfolk Southern Corp.	3.650%	8/1/25	50	54
Norfolk Southern Corp.	2.900%	6/15/26	310	332
Norfolk Southern Corp.	7.800%	5/15/27	60	80
Norfolk Southern Corp.	3.150%	6/1/27	125	136
Norfolk Southern Corp.	3.800%	8/1/28	113	126
Norfolk Southern Corp.	2.550%	11/1/29	200	208
Norfolk Southern Corp.	4.837%	10/1/41	113	144
Norfolk Southern Corp.	4.450%	6/15/45	75	92
Norfolk Southern Corp.	4.650%	1/15/46	75	94
Norfolk Southern Corp.	4.150%	2/28/48	25	29
Norfolk Southern Corp.	4.100%	5/15/49	73	85
Norfolk Southern Corp.	3.400%	11/1/49	75	79
Norfolk Southern Corp.	3.050%	5/15/50	350	348
Norfolk Southern Corp.	4.050%	8/15/52	239	279
Norfolk Southern Corp.	3.155%	5/15/55	438	438
Norfolk Southern Corp.	4.100%	5/15/21	100	111
Northrop Grumman Corp.	3.250%	8/1/23	150	158
Northrop Grumman Corp.	2.930%	1/15/25	275	291
Northrop Grumman Corp.	3.200%	2/1/27	150	162
Northrop Grumman Corp.	3.250%	1/15/28	100	108
Northrop Grumman Corp.	4.400%	5/1/30	290	339
Northrop Grumman Corp.	5.150%	5/1/40	100	130
Northrop Grumman Corp.	5.050%	11/15/40	150	193
Northrop Grumman Corp.	4.750%	6/1/43	275	349
Northrop Grumman Corp.	4.030%	10/15/47	380	447
Northrop Grumman Corp.	5.250%	5/1/50	310	432
Nvent Finance Sarl	3.950%	4/15/23	200	208
Nvent Finance Sarl	4.550%	4/15/28	100	110
Oshkosh Corp.	4.600%	5/15/28	185	212
Oshkosh Corp.	3.100%	3/1/30	60	63
Otis Worldwide Corp.	2.293%	4/5/27	200	208
Otis Worldwide Corp.	2.565%	2/15/30	300	308
Otis Worldwide Corp.	3.112%	2/15/40	400	410
Otis Worldwide Corp.	3.362%	2/15/50	150	157
PACCAR Financial Corp.	3.400%	8/9/23	100	106
PACCAR Financial Corp.	0.350%	8/11/23	500	500
PACCAR Financial Corp.	2.150%	8/15/24	75	78
PACCAR Financial Corp.	1.800%	2/6/25	60	62
Parker-Hannifin Corp.	2.700%	6/14/24	110	115
Parker-Hannifin Corp.	3.300%	11/21/24	290	311
Parker-Hannifin Corp.	3.250%	3/1/27	125	136
Parker-Hannifin Corp.	3.250%	6/14/29	75	81
Parker-Hannifin Corp.	6.250%	5/15/38	150	202
Parker-Hannifin Corp.	4.450%	11/21/44	200	241
Parker-Hannifin Corp.	4.000%	6/14/49	215	247
Precision Castparts Corp.	2.500%	1/15/23	200	205
Precision Castparts Corp.	3.250%	6/15/25	175	188
Precision Castparts Corp.	4.375%	6/15/45	200	243
Quanta Services Inc.	2.900%	10/1/30	400	413
Raytheon Technologies Corp.	3.200%	3/15/24	175	185
Raytheon Technologies Corp.	3.950%	8/16/25	400	441
Raytheon Technologies Corp.	3.500%	3/15/27	300	329
Raytheon Technologies Corp.	3.125%	5/4/27	225	244
Raytheon Technologies Corp.	7.200%	8/15/27	25	33
Raytheon Technologies Corp.	4.125%	11/16/28	750	854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	7.500%	9/15/29	125	173
	Raytheon Technologies Corp.	2.250%	7/1/30	300	303
	Raytheon Technologies Corp.	1.900%	9/1/31	200	194
	Raytheon Technologies Corp.	5.400%	5/1/35	150	196
	Raytheon Technologies Corp.	6.050%	6/1/36	100	138
	Raytheon Technologies Corp.	6.125%	7/15/38	100	141
	Raytheon Technologies Corp.	4.450%	11/16/38	175	212
	Raytheon Technologies Corp.	5.700%	4/15/40	100	137
	Raytheon Technologies Corp.	4.700%	12/15/41	50	62
	Raytheon Technologies Corp.	4.500%	6/1/42	675	830
	Raytheon Technologies Corp.	4.800%	12/15/43	65	82
	Raytheon Technologies Corp.	4.150%	5/15/45	200	234
	Raytheon Technologies Corp.	3.750%	11/1/46	200	222
	Raytheon Technologies Corp.	4.350%	4/15/47	250	301
	Raytheon Technologies Corp.	4.050%	5/4/47	300	348
	Raytheon Technologies Corp.	4.625%	11/16/48	350	442
	Raytheon Technologies Corp.	3.125%	7/1/50	300	303
	Raytheon Technologies Corp.	2.820%	9/1/51	200	191
	Republic Services Inc.	2.500%	8/15/24	200	209
	Republic Services Inc.	0.875%	11/15/25	500	493
	Republic Services Inc.	1.450%	2/15/31	500	468
	Republic Services Inc.	6.200%	3/1/40	175	250
	Republic Services Inc.	5.700%	5/15/41	100	137
	Rockwell Automation Inc.	0.350%	8/15/23	200	200
	Rockwell Automation Inc.	3.500%	3/1/29	100	111
	Rockwell Automation Inc.	1.750%	8/15/31	200	195
	Rockwell Automation Inc.	4.200%	3/1/49	125	154
	Rockwell Automation Inc.	2.800%	8/15/61	200	191
	Ryder System Inc.	3.400%	3/1/23	75	78
	Ryder System Inc.	3.750%	6/9/23	225	237
	Ryder System Inc.	3.650%	3/18/24	150	160
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	215
	Ryder System Inc.	2.900%	12/1/26	100	106
	Snap-on Inc.	3.250%	3/1/27	50	55
	Snap-on Inc.	4.100%	3/1/48	75	91
	Snap-on Inc.	3.100%	5/1/50	75	79
	Southwest Airlines Co.	4.750%	5/4/23	250	266
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,132
	Southwest Airlines Co.	3.000%	11/15/26	100	106
	Southwest Airlines Co.	5.125%	6/15/27	475	555
	Southwest Airlines Co.	3.450%	11/16/27	50	54
	Southwest Airlines Co.	2.625%	2/10/30	100	101
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	7	7
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	17	18
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	109
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	116
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	385
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	99
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	133
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	428
	Teledyne Technologies Inc.	0.950%	4/1/24	300	300
	Teledyne Technologies Inc.	2.750%	4/1/31	300	307
	Textron Inc.	4.000%	3/15/26	200	221
	Textron Inc.	3.650%	3/15/27	250	275
	Textron Inc.	3.900%	9/17/29	225	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Timken Co.	3.875%	9/1/24	100	107
	Timken Co.	4.500%	12/15/28	25	28
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	125	133
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	179
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	403
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	82
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	251
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	93
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	103
	Trimble Inc.	4.900%	6/15/28	50	58
	Tyco Electronics Group SA	3.450%	8/1/24	125	133
	Tyco Electronics Group SA	3.125%	8/15/27	200	219
	Tyco Electronics Group SA	7.125%	10/1/37	125	189
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	157
	Union Pacific Corp.	3.646%	2/15/24	50	53
	Union Pacific Corp.	3.150%	3/1/24	100	106
	Union Pacific Corp.	3.250%	1/15/25	206	220
	Union Pacific Corp.	3.750%	7/15/25	560	614
	Union Pacific Corp.	2.750%	3/1/26	75	80
	Union Pacific Corp.	2.400%	2/5/30	200	205
	Union Pacific Corp.	3.375%	2/1/35	100	109
[5]	Union Pacific Corp.	2.891%	4/6/36	500	519
	Union Pacific Corp.	3.600%	9/15/37	290	323
	Union Pacific Corp.	3.250%	2/5/50	200	210
	Union Pacific Corp.	3.799%	10/1/51	560	646
	Union Pacific Corp.	2.950%	3/10/52	250	249
	Union Pacific Corp.	3.875%	2/1/55	100	115
	Union Pacific Corp.	3.950%	8/15/59	100	117
	Union Pacific Corp.	3.839%	3/20/60	386	443
	Union Pacific Corp.	2.973%	9/16/62	325	314
[5]	Union Pacific Corp.	3.799%	4/6/71	535	603
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	49	52
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	67	71
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	61
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	39	40
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	41	40
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	640	714
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	133	139
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	316	329
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	61	63
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	164	177
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	96	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	187	198
	United Parcel Service Inc.	2.450%	10/1/22	175	179
	United Parcel Service Inc.	2.500%	4/1/23	200	206
	United Parcel Service Inc.	2.800%	11/15/24	186	198
	United Parcel Service Inc.	3.900%	4/1/25	300	328
	United Parcel Service Inc.	2.400%	11/15/26	150	159
	United Parcel Service Inc.	3.400%	3/15/29	100	111
	United Parcel Service Inc.	2.500%	9/1/29	100	105
	United Parcel Service Inc.	6.200%	1/15/38	173	251
	United Parcel Service Inc.	5.200%	4/1/40	255	341
	United Parcel Service Inc.	4.875%	11/15/40	75	97
	United Parcel Service Inc.	3.625%	10/1/42	100	114
	United Parcel Service Inc.	3.400%	11/15/46	110	121
	United Parcel Service Inc.	4.250%	3/15/49	125	156
	United Parcel Service Inc.	3.400%	9/1/49	200	221
	United Parcel Service Inc.	5.300%	4/1/50	300	433
	Valmont Industries Inc.	5.000%	10/1/44	150	184
	Valmont Industries Inc.	5.250%	10/1/54	75	93
	Waste Connections Inc.	4.250%	12/1/28	100	115
	Waste Connections Inc.	3.500%	5/1/29	200	219
	Waste Connections Inc.	2.600%	2/1/30	139	143
	Waste Connections Inc.	2.200%	1/15/32	200	197
	Waste Connections Inc.	3.050%	4/1/50	75	75
	Waste Connections Inc.	2.950%	1/15/52	200	196
	Waste Management Inc.	2.400%	5/15/23	225	232
	Waste Management Inc.	0.750%	11/15/25	500	492
	Waste Management Inc.	3.150%	11/15/27	125	136
	Waste Management Inc.	1.500%	3/15/31	200	188
	Waste Management Inc.	2.950%	6/1/41	200	204
	Waste Management Inc.	2.500%	11/15/50	200	184
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	296
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	382
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	201
	WW Grainger Inc.	1.850%	2/15/25	75	77
	WW Grainger Inc.	4.600%	6/15/45	200	257
	WW Grainger Inc.	3.750%	5/15/46	75	86
	WW Grainger Inc.	4.200%	5/15/47	75	92
	Xylem Inc.	3.250%	11/1/26	100	109
	Xylem Inc.	1.950%	1/30/28	100	100
	Xylem Inc.	2.250%	1/30/31	100	100
	Xylem Inc.	4.375%	11/1/46	100	119
					112,615
Materials (0.9%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	500	535
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	202
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	202
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	199
	Albemarle Corp.	4.150%	12/1/24	132	144
	Albemarle Corp.	5.450%	12/1/44	75	96
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	53
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	128
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	205
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	205
	ArcelorMittal SA	4.550%	3/11/26	100	112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ArcelorMittal SA	4.250%	7/16/29	100	110
	ArcelorMittal SA	7.000%	10/15/39	100	141
	ArcelorMittal SA	6.750%	3/1/41	100	138
	Avery Dennison Corp.	4.875%	12/6/28	75	89
	Avery Dennison Corp.	2.650%	4/30/30	200	205
	Barrick Gold Corp.	6.450%	10/15/35	75	103
	Barrick North America Finance LLC	5.700%	5/30/41	450	609
	Barrick North America Finance LLC	5.750%	5/1/43	150	205
[5]	Berry Global Inc.	0.950%	2/15/24	200	200
[5]	Berry Global Inc.	1.570%	1/15/26	400	400
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	178
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	765
	Cabot Corp.	4.000%	7/1/29	55	60
	Carlisle Cos. Inc.	3.750%	11/15/22	75	77
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54
	Carlisle Cos. Inc.	3.750%	12/1/27	125	138
	Carlisle Cos. Inc.	2.750%	3/1/30	150	155
	Celanese U.S. Holdings LLC	3.500%	5/8/24	100	107
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	235
	CF Industries Inc.	3.450%	6/1/23	100	104
	CF Industries Inc.	5.150%	3/15/34	200	245
	CF Industries Inc.	4.950%	6/1/43	300	361
	CF Industries Inc.	5.375%	3/15/44	100	127
	Dow Chemical Co.	4.550%	11/30/25	10	11
	Dow Chemical Co.	4.800%	11/30/28	225	266
	Dow Chemical Co.	2.100%	11/15/30	400	396
	Dow Chemical Co.	4.250%	10/1/34	106	122
	Dow Chemical Co.	9.400%	5/15/39	203	365
	Dow Chemical Co.	5.250%	11/15/41	100	129
	Dow Chemical Co.	4.625%	10/1/44	200	242
	Dow Chemical Co.	5.550%	11/30/48	100	137
	Dow Chemical Co.	3.600%	11/15/50	500	532
	DuPont de Nemours Inc.	4.205%	11/15/23	475	510
	DuPont de Nemours Inc.	4.493%	11/15/25	350	394
	DuPont de Nemours Inc.	4.725%	11/15/28	425	498
	DuPont de Nemours Inc.	5.319%	11/15/38	300	388
	DuPont de Nemours Inc.	5.419%	11/15/48	475	651
	Eastman Chemical Co.	3.800%	3/15/25	200	216
	Eastman Chemical Co.	4.800%	9/1/42	225	273
	Eastman Chemical Co.	4.650%	10/15/44	150	180
	Ecolab Inc.	2.700%	11/1/26	200	213
	Ecolab Inc.	3.250%	12/1/27	100	109
	Ecolab Inc.	4.800%	3/24/30	300	364
	Ecolab Inc.	1.300%	1/30/31	500	470
[5]	Ecolab Inc.	2.750%	8/18/55	100	96
	EI du Pont de Nemours and Co.	1.700%	7/15/25	100	102
	EI du Pont de Nemours and Co.	2.300%	7/15/30	100	102
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	160
	FMC Corp.	4.100%	2/1/24	250	266
	FMC Corp.	3.200%	10/1/26	50	53
	FMC Corp.	3.450%	10/1/29	100	108
	FMC Corp.	4.500%	10/1/49	100	118
	Georgia-Pacific LLC	8.000%	1/15/24	250	292
	Georgia-Pacific LLC	7.375%	12/1/25	100	124
	Georgia-Pacific LLC	8.875%	5/15/31	250	390
	Huntsman International LLC	2.950%	6/15/31	100	102
	International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	58
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	106
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	129
	International Paper Co.	3.800%	1/15/26	28	31
	International Paper Co.	5.000%	9/15/35	100	124
	International Paper Co.	7.300%	11/15/39	100	154
	International Paper Co.	4.800%	6/15/44	200	251
	International Paper Co.	5.150%	5/15/46	200	262
	International Paper Co.	4.400%	8/15/47	200	244
	Kinross Gold Corp.	5.950%	3/15/24	75	83
	Kinross Gold Corp.	4.500%	7/15/27	25	29
	Linde Inc.	2.650%	2/5/25	147	154
	Linde Inc.	1.100%	8/10/30	500	465
	Linde Inc.	3.550%	11/7/42	50	56
	LYB International Finance BV	5.250%	7/15/43	200	257
	LYB International Finance II BV	3.500%	3/2/27	200	218
	LYB International Finance III LLC	1.250%	10/1/25	500	499
	LYB International Finance III LLC	3.375%	5/1/30	100	109
	LYB International Finance III LLC	3.375%	10/1/40	200	206
	LYB International Finance III LLC	4.200%	10/15/49	135	154
	LYB International Finance III LLC	3.625%	4/1/51	400	418
	LyondellBasell Industries NV	5.750%	4/15/24	175	194
	LyondellBasell Industries NV	4.625%	2/26/55	425	513
	Martin Marietta Materials Inc.	0.650%	7/15/23	50	50
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	108
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	54
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	110
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	102
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	151
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	203
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	219
	Mosaic Co.	3.250%	11/15/22	225	231
	Mosaic Co.	4.250%	11/15/23	175	187
	Mosaic Co.	4.050%	11/15/27	200	225
	Mosaic Co.	5.450%	11/15/33	100	125
	Mosaic Co.	4.875%	11/15/41	50	59
	Mosaic Co.	5.625%	11/15/43	100	132
	Newmont Corp.	2.800%	10/1/29	150	156
	Newmont Corp.	2.250%	10/1/30	200	199
	Newmont Corp.	5.875%	4/1/35	100	132
	Newmont Corp.	6.250%	10/1/39	225	318
	Newmont Corp.	5.450%	6/9/44	200	270
	Nucor Corp.	2.000%	6/1/25	100	103
	Nucor Corp.	3.950%	5/1/28	100	112
	Nucor Corp.	2.700%	6/1/30	100	104
[5]	Nucor Corp.	2.979%	12/15/55	300	292
	Nutrien Ltd.	3.500%	6/1/23	299	311
	Nutrien Ltd.	3.375%	3/15/25	250	268
	Nutrien Ltd.	3.000%	4/1/25	250	265
	Nutrien Ltd.	4.000%	12/15/26	50	56
	Nutrien Ltd.	2.950%	5/13/30	175	185
	Nutrien Ltd.	4.125%	3/15/35	250	283
	Nutrien Ltd.	5.625%	12/1/40	275	372
	Nutrien Ltd.	6.125%	1/15/41	25	35
	Nutrien Ltd.	4.900%	6/1/43	50	63
	Nutrien Ltd.	5.250%	1/15/45	200	263
	Nutrien Ltd.	5.000%	4/1/49	100	131
	Owens Corning	3.400%	8/15/26	200	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Owens Corning	3.950%	8/15/29	100	112
Owens Corning	3.875%	6/1/30	50	55
Owens Corning	4.300%	7/15/47	200	230
Owens Corning	4.400%	1/30/48	75	88
Packaging Corp. of America	4.500%	11/1/23	350	375
Packaging Corp. of America	3.400%	12/15/27	100	109
Packaging Corp. of America	3.000%	12/15/29	140	148
Packaging Corp. of America	4.050%	12/15/49	90	104
Packaging Corp. of America	3.050%	10/1/51	200	197
PPG Industries Inc.	2.400%	8/15/24	200	209
PPG Industries Inc.	2.550%	6/15/30	300	308
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	105
Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	200
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	195
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	312
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	346
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	100
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	167
Rio Tinto Finance USA plc	4.750%	3/22/42	150	193
Rio Tinto Finance USA plc	4.125%	8/21/42	250	302
Rohm and Haas Co.	7.850%	7/15/29	125	171
RPM International Inc.	3.450%	11/15/22	100	102
RPM International Inc.	3.750%	3/15/27	50	55
RPM International Inc.	4.250%	1/15/48	200	223
Sherwin-Williams Co.	3.125%	6/1/24	325	344
Sherwin-Williams Co.	3.450%	8/1/25	225	244
Sherwin-Williams Co.	3.950%	1/15/26	200	221
Sherwin-Williams Co.	3.450%	6/1/27	100	110
Sherwin-Williams Co.	2.950%	8/15/29	200	212
Sherwin-Williams Co.	2.300%	5/15/30	100	101
Sherwin-Williams Co.	4.000%	12/15/42	100	113
Sherwin-Williams Co.	4.550%	8/1/45	90	110
Sherwin-Williams Co.	4.500%	6/1/47	450	548
Sherwin-Williams Co.	3.800%	8/15/49	100	112
Sherwin-Williams Co.	3.300%	5/15/50	100	104
Sonoco Products Co.	3.125%	5/1/30	105	111
Southern Copper Corp.	3.500%	11/8/22	400	413
Southern Copper Corp.	3.875%	4/23/25	50	54
Southern Copper Corp.	7.500%	7/27/35	100	143
Southern Copper Corp.	6.750%	4/16/40	325	454
Southern Copper Corp.	5.875%	4/23/45	500	675
Steel Dynamics Inc.	2.400%	6/15/25	100	104
Steel Dynamics Inc.	3.450%	4/15/30	125	135
Steel Dynamics Inc.	3.250%	1/15/31	100	107
Steel Dynamics Inc.	3.250%	10/15/50	200	197
Suzano Austria GmbH	6.000%	1/15/29	400	470
Suzano Austria GmbH	5.000%	1/15/30	200	222
Suzano Austria GmbH	3.750%	1/15/31	200	206
Suzano Austria GmbH	3.125%	1/15/32	225	218
Teck Resources Ltd.	3.900%	7/15/30	100	109
Teck Resources Ltd.	6.125%	10/1/35	150	194
Teck Resources Ltd.	6.000%	8/15/40	50	64
Teck Resources Ltd.	6.250%	7/15/41	325	434
Vale Overseas Ltd.	6.250%	8/10/26	300	356
Vale Overseas Ltd.	3.750%	7/8/30	100	104
Vale Overseas Ltd.	8.250%	1/17/34	50	72
Vale Overseas Ltd.	6.875%	11/21/36	410	548
Vale Overseas Ltd.	6.875%	11/10/39	450	609

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vale SA	5.625%	9/11/42	75	92
Vulcan Materials Co.	4.500%	4/1/25	200	221
Vulcan Materials Co.	3.500%	6/1/30	150	165
Vulcan Materials Co.	4.500%	6/15/47	125	151
Westlake Chemical Corp.	3.600%	8/15/26	300	330
Westlake Chemical Corp.	3.375%	6/15/30	100	108
Westlake Chemical Corp.	2.875%	8/15/41	100	95
Westlake Chemical Corp.	5.000%	8/15/46	200	248
Westlake Chemical Corp.	3.125%	8/15/51	200	189
Westlake Chemical Corp.	3.375%	8/15/61	100	94
WestRock MWV LLC	7.950%	2/15/31	250	355
WRKCo Inc.	3.000%	9/15/24	250	265
WRKCo Inc.	4.650%	3/15/26	100	113
WRKCo Inc.	3.375%	9/15/27	250	272
WRKCo Inc.	4.900%	3/15/29	200	237
WRKCo Inc.	3.000%	6/15/33	100	104
				42,082
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	275
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	55
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	56
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	116
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	208
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	148
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	150
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	163
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	472
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	64
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	144
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	487
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	78
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	109
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	54
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	82
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	72
American Homes 4 Rent LP	4.900%	2/15/29	100	117
American Homes 4 Rent LP	2.375%	7/15/31	200	198
American Homes 4 Rent LP	3.375%	7/15/51	200	202
American Tower Corp.	3.500%	1/31/23	200	208
American Tower Corp.	5.000%	2/15/24	100	110
American Tower Corp.	3.375%	5/15/24	200	213
American Tower Corp.	2.950%	1/15/25	100	106
American Tower Corp.	4.000%	6/1/25	138	151
American Tower Corp.	1.600%	4/15/26	200	201
American Tower Corp.	1.450%	9/15/26	200	199
American Tower Corp.	3.375%	10/15/26	200	216
American Tower Corp.	2.750%	1/15/27	500	525
American Tower Corp.	3.125%	1/15/27	125	133
American Tower Corp.	1.500%	1/31/28	500	485
American Tower Corp.	3.950%	3/15/29	140	156
American Tower Corp.	3.800%	8/15/29	475	526
American Tower Corp.	2.900%	1/15/30	145	151
American Tower Corp.	2.100%	6/15/30	150	147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Tower Corp.	2.700%	4/15/31	200	205
American Tower Corp.	2.300%	9/15/31	200	197
American Tower Corp.	3.700%	10/15/49	200	216
American Tower Corp.	3.100%	6/15/50	150	146
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	428
AvalonBay Communities Inc.	3.450%	6/1/25	100	108
AvalonBay Communities Inc.	2.950%	5/11/26	150	161
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	75	82
AvalonBay Communities Inc.	3.200%	1/15/28	75	81
AvalonBay Communities Inc.	3.300%	6/1/29	100	109
AvalonBay Communities Inc.	2.050%	1/15/32	300	296
AvalonBay Communities Inc.	3.900%	10/15/46	50	59
AvalonBay Communities Inc.	4.350%	4/15/48	60	75
Boston Properties LP	3.850%	2/1/23	225	233
Boston Properties LP	3.125%	9/1/23	275	287
Boston Properties LP	3.200%	1/15/25	111	118
Boston Properties LP	3.650%	2/1/26	100	109
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	432
Boston Properties LP	2.900%	3/15/30	400	415
Brandywine Operating Partnership LP	3.950%	2/15/23	700	727
Brandywine Operating Partnership LP	3.950%	11/15/27	100	109
Brixmor Operating Partnership LP	3.650%	6/15/24	50	53
Brixmor Operating Partnership LP	3.850%	2/1/25	125	135
Brixmor Operating Partnership LP	4.125%	6/15/26	200	222
Brixmor Operating Partnership LP	3.900%	3/15/27	75	82
Brixmor Operating Partnership LP	4.125%	5/15/29	533	599
Brixmor Operating Partnership LP	4.050%	7/1/30	250	278
Brixmor Operating Partnership LP	2.500%	8/16/31	500	493
Camden Property Trust	4.100%	10/15/28	60	69
Camden Property Trust	3.150%	7/1/29	50	54
Camden Property Trust	2.800%	5/15/30	765	808
Camden Property Trust	3.350%	11/1/49	120	131
CBRE Services Inc.	4.875%	3/1/26	125	143
CBRE Services Inc.	2.500%	4/1/31	200	201
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	262
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	262
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Corporate Office Properties LP	2.000%	1/15/29	350	343
Crown Castle International Corp.	3.150%	7/15/23	150	157
Crown Castle International Corp.	3.200%	9/1/24	250	266
Crown Castle International Corp.	1.350%	7/15/25	100	100
Crown Castle International Corp.	4.450%	2/15/26	250	280
Crown Castle International Corp.	3.700%	6/15/26	175	191
Crown Castle International Corp.	3.650%	9/1/27	325	357
Crown Castle International Corp.	3.800%	2/15/28	425	468
Crown Castle International Corp.	3.100%	11/15/29	100	105
Crown Castle International Corp.	3.300%	7/1/30	115	123
Crown Castle International Corp.	2.250%	1/15/31	200	195
Crown Castle International Corp.	2.500%	7/15/31	200	199
Crown Castle International Corp.	2.900%	4/1/41	500	481
Crown Castle International Corp.	4.750%	5/15/47	95	117
Crown Castle International Corp.	5.200%	2/15/49	75	97

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle International Corp.	4.150%	7/1/50	100	114
Crown Castle International Corp.	3.250%	1/15/51	200	198
CubeSmart LP	4.375%	12/15/23	100	107
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	106
CubeSmart LP	4.375%	2/15/29	50	57
CubeSmart LP	2.000%	2/15/31	75	73
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	126
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	287
Digital Realty Trust LP	4.450%	7/15/28	370	424
Digital Realty Trust LP	3.600%	7/1/29	175	192
Duke Realty LP	3.250%	6/30/26	175	189
Duke Realty LP	3.375%	12/15/27	160	174
Duke Realty LP	4.000%	9/15/28	50	57
Duke Realty LP	2.875%	11/15/29	70	74
Duke Realty LP	1.750%	7/1/30	200	192
EPR Properties	4.500%	6/1/27	141	153
Equinix Inc.	2.625%	11/18/24	200	210
Equinix Inc.	1.250%	7/15/25	100	100
Equinix Inc.	1.000%	9/15/25	500	494
Equinix Inc.	1.450%	5/15/26	200	199
Equinix Inc.	2.900%	11/18/26	100	106
Equinix Inc.	1.800%	7/15/27	100	101
Equinix Inc.	1.550%	3/15/28	500	489
Equinix Inc.	3.200%	11/18/29	250	265
Equinix Inc.	2.150%	7/15/30	250	245
Equinix Inc.	2.500%	5/15/31	200	201
Equinix Inc.	3.000%	7/15/50	100	96
ERP Operating LP	3.000%	4/15/23	125	129
ERP Operating LP	3.375%	6/1/25	125	134
ERP Operating LP	2.850%	11/1/26	50	53
ERP Operating LP	3.500%	3/1/28	100	110
ERP Operating LP	4.150%	12/1/28	70	80
ERP Operating LP	3.000%	7/1/29	75	80
ERP Operating LP	2.500%	2/15/30	150	154
ERP Operating LP	4.500%	7/1/44	150	188
ERP Operating LP	4.500%	6/1/45	25	31
ERP Operating LP	4.000%	8/1/47	100	118
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	53
Essex Portfolio LP	3.500%	4/1/25	166	179
Essex Portfolio LP	3.375%	4/15/26	345	372
Essex Portfolio LP	3.625%	5/1/27	100	110
Essex Portfolio LP	4.000%	3/1/29	100	112
Essex Portfolio LP	3.000%	1/15/30	110	116
Essex Portfolio LP	2.650%	3/15/32	105	106
Essex Portfolio LP	4.500%	3/15/48	120	147
Federal Realty Investment Trust	2.750%	6/1/23	25	26
Federal Realty Investment Trust	3.250%	7/15/27	50	54
Federal Realty Investment Trust	3.200%	6/15/29	25	27
Federal Realty Investment Trust	4.500%	12/1/44	150	179
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	108
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	79
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	223
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	199
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	29
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	319
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	216
	Healthcare Realty Trust Inc.	3.625%	1/15/28	100	109
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	141
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	110
	Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	105
	Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	480
	Healthpeak Properties Inc.	3.400%	2/1/25	81	86
	Healthpeak Properties Inc.	3.250%	7/15/26	25	27
	Healthpeak Properties Inc.	3.500%	7/15/29	125	137
	Healthpeak Properties Inc.	3.000%	1/15/30	800	843
	Healthpeak Properties Inc.	6.750%	2/1/41	100	150
	Highwoods Realty LP	4.125%	3/15/28	75	84
	Highwoods Realty LP	4.200%	4/15/29	50	56
	Highwoods Realty LP	2.600%	2/1/31	250	252
	Host Hotels & Resorts LP	3.750%	10/15/23	261	273
	Host Hotels & Resorts LP	3.875%	4/1/24	75	80
	Host Hotels & Resorts LP	3.375%	12/15/29	100	103
	Hudson Pacific Properties LP	3.950%	11/1/27	100	110
	Hudson Pacific Properties LP	4.650%	4/1/29	25	29
	Hudson Pacific Properties LP	3.250%	1/15/30	60	63
	Kilroy Realty LP	3.800%	1/15/23	250	258
	Kilroy Realty LP	3.450%	12/15/24	50	53
	Kilroy Realty LP	4.750%	12/15/28	50	58
	Kilroy Realty LP	4.250%	8/15/29	104	118
	Kilroy Realty LP	3.050%	2/15/30	200	210
[3]	Kilroy Realty LP	2.650%	11/15/33	500	494
	Kimco Realty Corp.	3.375%	10/15/22	50	51
	Kimco Realty Corp.	3.400%	11/1/22	150	154
	Kimco Realty Corp.	3.500%	4/15/23	100	104
	Kimco Realty Corp.	3.125%	6/1/23	25	26
	Kimco Realty Corp.	3.300%	2/1/25	58	62
	Kimco Realty Corp.	2.800%	10/1/26	125	133
	Kimco Realty Corp.	3.800%	4/1/27	75	83
	Kimco Realty Corp.	1.900%	3/1/28	500	500
	Kimco Realty Corp.	2.700%	10/1/30	100	103
	Kimco Realty Corp.	4.125%	12/1/46	50	57
	Kimco Realty Corp.	4.450%	9/1/47	50	60
	Kite Realty Group LP	4.000%	10/1/26	200	216
	Lexington Realty Trust	2.375%	10/1/31	200	194
	Life Storage LP	3.500%	7/1/26	125	136
	Life Storage LP	3.875%	12/15/27	150	169
	Life Storage LP	4.000%	6/15/29	25	28
	Life Storage LP	2.400%	10/15/31	200	198
	Mid-America Apartments LP	4.300%	10/15/23	150	160
	Mid-America Apartments LP	3.750%	6/15/24	50	54
	Mid-America Apartments LP	3.600%	6/1/27	250	276
	Mid-America Apartments LP	2.750%	3/15/30	150	156
	Mid-America Apartments LP	1.700%	2/15/31	150	142
	National Retail Properties Inc.	3.500%	10/15/27	350	380
	National Retail Properties Inc.	4.300%	10/15/28	25	28
	National Retail Properties Inc.	2.500%	4/15/30	75	76
	National Retail Properties Inc.	4.800%	10/15/48	50	62
	National Retail Properties Inc.	3.100%	4/15/50	50	48
	Office Properties Income Trust	4.250%	5/15/24	100	106
	Office Properties Income Trust	4.500%	2/1/25	50	54
	Office Properties Income Trust	3.450%	10/15/31	250	246
	Omega Healthcare Investors Inc.	4.375%	8/1/23	217	230
	Omega Healthcare Investors Inc.	4.950%	4/1/24	100	109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	109
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	114
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	334
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	79
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	263
Omega Healthcare Investors Inc.	3.375%	2/1/31	500	509
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	500	494
Physicians Realty LP	4.300%	3/15/27	100	113
Physicians Realty LP	3.950%	1/15/28	100	110
Piedmont Operating Partnership LP	3.400%	6/1/23	75	78
Prologis LP	2.125%	4/15/27	105	109
Prologis LP	3.875%	9/15/28	100	114
Prologis LP	4.375%	2/1/29	200	233
Prologis LP	2.250%	4/15/30	155	157
Prologis LP	1.250%	10/15/30	350	328
Prologis LP	4.375%	9/15/48	75	95
Prologis LP	3.000%	4/15/50	140	143
Public Storage	3.094%	9/15/27	100	109
Public Storage	3.385%	5/1/29	100	110
Realty Income Corp.	4.650%	8/1/23	250	267
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	246
Realty Income Corp.	4.125%	10/15/26	125	140
Realty Income Corp.	3.000%	1/15/27	150	161
Realty Income Corp.	3.650%	1/15/28	190	211
Realty Income Corp.	3.250%	6/15/29	150	163
Realty Income Corp.	3.250%	1/15/31	50	54
Realty Income Corp.	1.800%	3/15/33	500	473
Realty Income Corp.	4.650%	3/15/47	175	225
Regency Centers LP	3.600%	2/1/27	25	28
Regency Centers LP	4.125%	3/15/28	75	84
Regency Centers LP	2.950%	9/15/29	100	105
Regency Centers LP	4.400%	2/1/47	200	234
Regency Centers LP	4.650%	3/15/49	75	91
Rexford Industrial Realty LP	2.150%	9/1/31	200	193
Sabra Health Care LP	4.800%	6/1/24	55	61
Sabra Health Care LP	5.125%	8/15/26	25	28
Sabra Health Care LP	3.900%	10/15/29	150	158
Sabra Health Care LP	3.200%	12/1/31	200	197
Simon Property Group LP	2.750%	6/1/23	100	103
Simon Property Group LP	3.750%	2/1/24	150	160
Simon Property Group LP	2.000%	9/13/24	145	150
Simon Property Group LP	3.500%	9/1/25	300	326
Simon Property Group LP	3.300%	1/15/26	195	211
Simon Property Group LP	3.250%	11/30/26	75	81
Simon Property Group LP	1.375%	1/15/27	500	495
Simon Property Group LP	3.375%	6/15/27	160	175
Simon Property Group LP	3.375%	12/1/27	100	109
Simon Property Group LP	1.750%	2/1/28	250	248
Simon Property Group LP	2.450%	9/13/29	145	148
Simon Property Group LP	2.650%	7/15/30	200	206
Simon Property Group LP	2.200%	2/1/31	250	246
Simon Property Group LP	2.250%	1/15/32	500	488
Simon Property Group LP	6.750%	2/1/40	125	186
Simon Property Group LP	4.750%	3/15/42	100	123
Simon Property Group LP	4.250%	11/30/46	100	116
Simon Property Group LP	3.250%	9/13/49	200	202

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Simon Property Group LP	3.800%	7/15/50	200	220
SITE Centers Corp.	3.900%	8/15/24	100	104
SITE Centers Corp.	3.625%	2/1/25	200	212
SITE Centers Corp.	4.250%	2/1/26	70	76
SITE Centers Corp.	4.700%	6/1/27	75	84
SL Green Operating Partnership LP	3.250%	10/15/22	100	102
Spirit Realty LP	3.200%	1/15/27	80	85
Spirit Realty LP	2.100%	3/15/28	300	297
Spirit Realty LP	4.000%	7/15/29	60	66
Spirit Realty LP	3.400%	1/15/30	80	85
STORE Capital Corp.	4.500%	3/15/28	75	85
STORE Capital Corp.	4.625%	3/15/29	100	114
Sun Communities Operating LP	2.300%	11/1/28	200	200
Tanger Properties LP	3.125%	9/1/26	175	182
Tanger Properties LP	3.875%	7/15/27	50	54
UDR Inc.	2.950%	9/1/26	150	159
UDR Inc.	3.500%	7/1/27	150	164
UDR Inc.	3.500%	1/15/28	250	272
UDR Inc.	3.200%	1/15/30	60	64
UDR Inc.	3.000%	8/15/31	65	68
UDR Inc.	1.900%	3/15/33	200	187
UDR Inc.	3.100%	11/1/34	65	68
Ventas Realty LP	3.500%	4/15/24	75	80
Ventas Realty LP	3.750%	5/1/24	200	213
Ventas Realty LP	2.650%	1/15/25	75	78
Ventas Realty LP	4.125%	1/15/26	75	83
Ventas Realty LP	3.250%	10/15/26	75	80
Ventas Realty LP	3.850%	4/1/27	50	55
Ventas Realty LP	4.000%	3/1/28	125	139
Ventas Realty LP	3.000%	1/15/30	100	104
Ventas Realty LP	4.750%	11/15/30	580	682
Ventas Realty LP	5.700%	9/30/43	75	100
Ventas Realty LP	4.375%	2/1/45	60	68
Ventas Realty LP	4.875%	4/15/49	80	100
VEREIT Operating Partnership LP	4.600%	2/6/24	75	81
VEREIT Operating Partnership LP	4.625%	11/1/25	75	84
VEREIT Operating Partnership LP	3.950%	8/15/27	450	503
VEREIT Operating Partnership LP	3.100%	12/15/29	150	160
Vornado Realty LP	3.500%	1/15/25	100	106
Welltower Inc.	3.625%	3/15/24	195	208
Welltower Inc.	4.000%	6/1/25	380	416
Welltower Inc.	4.250%	4/1/26	150	168
Welltower Inc.	2.700%	2/15/27	300	317
Welltower Inc.	4.250%	4/15/28	125	142
Welltower Inc.	4.125%	3/15/29	250	282
Welltower Inc.	2.750%	1/15/31	250	257
Welltower Inc.	6.500%	3/15/41	25	36
Welltower Inc.	4.950%	9/1/48	75	96
Weyerhaeuser Co.	8.500%	1/15/25	50	61
Weyerhaeuser Co.	4.000%	11/15/29	150	169
Weyerhaeuser Co.	4.000%	4/15/30	200	226
Weyerhaeuser Co.	7.375%	3/15/32	100	142
Weyerhaeuser Co.	6.875%	12/15/33	50	69
WP Carey Inc.	4.600%	4/1/24	125	136
WP Carey Inc.	4.000%	2/1/25	50	54
WP Carey Inc.	4.250%	10/1/26	75	84
WP Carey Inc.	3.850%	7/15/29	50	55

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
WP Carey Inc.	2.250%	4/1/33	500	477
				56,265
Technology (2.8%)
Adobe Inc.	1.700%	2/1/23	100	102
Adobe Inc.	1.900%	2/1/25	20	21
Adobe Inc.	3.250%	2/1/25	175	188
Adobe Inc.	2.150%	2/1/27	180	188
Adobe Inc.	2.300%	2/1/30	260	269
Altera Corp.	4.100%	11/15/23	75	81
Amdocs Ltd.	2.538%	6/15/30	200	199
Analog Devices Inc.	2.875%	6/1/23	450	466
Analog Devices Inc.	3.125%	12/5/23	75	79
Analog Devices Inc.	2.950%	4/1/25	85	90
Analog Devices Inc.	3.500%	12/5/26	200	220
Analog Devices Inc.	1.700%	10/1/28	200	200
Analog Devices Inc.	2.100%	10/1/31	200	200
Analog Devices Inc.	2.800%	10/1/41	200	200
Analog Devices Inc.	2.950%	10/1/51	400	400
Apple Inc.	2.850%	2/23/23	342	353
Apple Inc.	2.400%	5/3/23	865	893
Apple Inc.	0.750%	5/11/23	400	403
Apple Inc.	3.000%	2/9/24	325	343
Apple Inc.	3.450%	5/6/24	75	81
Apple Inc.	2.850%	5/11/24	1,243	1,312
Apple Inc.	1.800%	9/11/24	150	155
Apple Inc.	2.750%	1/13/25	575	609
Apple Inc.	1.125%	5/11/25	900	906
Apple Inc.	0.550%	8/20/25	500	492
Apple Inc.	0.700%	2/8/26	500	495
Apple Inc.	3.250%	2/23/26	705	767
Apple Inc.	2.450%	8/4/26	1,450	1,535
Apple Inc.	3.200%	5/11/27	775	850
Apple Inc.	2.900%	9/12/27	655	710
Apple Inc.	1.200%	2/8/28	500	490
Apple Inc.	1.400%	8/5/28	475	468
Apple Inc.	2.200%	9/11/29	350	360
Apple Inc.	1.250%	8/20/30	500	474
Apple Inc.	1.650%	2/8/31	500	488
Apple Inc.	1.700%	8/5/31	200	195
Apple Inc.	4.500%	2/23/36	225	282
Apple Inc.	2.375%	2/8/41	500	479
Apple Inc.	3.850%	5/4/43	450	525
Apple Inc.	4.450%	5/6/44	200	254
Apple Inc.	3.450%	2/9/45	225	249
Apple Inc.	4.375%	5/13/45	500	630
Apple Inc.	4.650%	2/23/46	910	1,184
Apple Inc.	3.850%	8/4/46	375	438
Apple Inc.	4.250%	2/9/47	200	248
Apple Inc.	3.750%	11/13/47	450	519
Apple Inc.	2.650%	5/11/50	515	496
Apple Inc.	2.400%	8/20/50	500	459
Apple Inc.	2.650%	2/8/51	600	577
Apple Inc.	2.700%	8/5/51	375	365
Apple Inc.	2.550%	8/20/60	500	456
Apple Inc.	2.800%	2/8/61	400	385
Apple Inc.	2.850%	8/5/61	275	266
Applied Materials Inc.	3.900%	10/1/25	145	161
Applied Materials Inc.	3.300%	4/1/27	225	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Applied Materials Inc.	1.750%	6/1/30	200	197
	Applied Materials Inc.	5.100%	10/1/35	100	131
	Applied Materials Inc.	5.850%	6/15/41	125	181
	Applied Materials Inc.	4.350%	4/1/47	175	218
	Applied Materials Inc.	2.750%	6/1/50	200	195
	Arrow Electronics Inc.	4.500%	3/1/23	50	52
	Arrow Electronics Inc.	3.250%	9/8/24	171	181
	Arrow Electronics Inc.	4.000%	4/1/25	50	54
	Arrow Electronics Inc.	3.875%	1/12/28	100	108
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	111
	Autodesk Inc.	3.500%	6/15/27	75	82
	Autodesk Inc.	2.850%	1/15/30	75	78
	Automatic Data Processing Inc.	3.375%	9/15/25	200	218
	Automatic Data Processing Inc.	1.700%	5/15/28	200	202
	Automatic Data Processing Inc.	1.250%	9/1/30	400	380
	Avnet Inc.	4.875%	12/1/22	170	178
	Avnet Inc.	4.625%	4/15/26	100	111
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	797
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	163
	Broadcom Inc.	2.250%	11/15/23	200	206
	Broadcom Inc.	4.700%	4/15/25	500	557
	Broadcom Inc.	3.150%	11/15/25	278	297
	Broadcom Inc.	4.250%	4/15/26	500	557
[5]	Broadcom Inc.	1.950%	2/15/28	157	155
	Broadcom Inc.	4.110%	9/15/28	428	477
	Broadcom Inc.	4.750%	4/15/29	500	574
	Broadcom Inc.	5.000%	4/15/30	500	584
	Broadcom Inc.	4.150%	11/15/30	600	665
[5]	Broadcom Inc.	2.450%	2/15/31	500	485
	Broadcom Inc.	4.300%	11/15/32	400	448
[5]	Broadcom Inc.	3.419%	4/15/33	652	676
[5]	Broadcom Inc.	3.469%	4/15/34	436	451
[5]	Broadcom Inc.	3.187%	11/15/36	50	50
[5]	Broadcom Inc.	3.500%	2/15/41	700	694
[5]	Broadcom Inc.	3.750%	2/15/51	500	501
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	109
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	79
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	203
	Cadence Design Systems Inc.	4.375%	10/15/24	100	109
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	104
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	104
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	103
[5]	CGI Inc.	1.450%	9/14/26	100	99
[5]	CGI Inc.	2.300%	9/14/31	100	97
	Cisco Systems Inc.	2.200%	9/20/23	150	155
	Cisco Systems Inc.	3.625%	3/4/24	875	941
	Cisco Systems Inc.	2.950%	2/28/26	100	108
	Cisco Systems Inc.	2.500%	9/20/26	225	240
	Cisco Systems Inc.	5.500%	1/15/40	800	1,118
	Citrix Systems Inc.	4.500%	12/1/27	50	55
	Citrix Systems Inc.	3.300%	3/1/30	75	77
	Corning Inc.	4.700%	3/15/37	275	327
	Corning Inc.	5.750%	8/15/40	195	263
	Corning Inc.	3.900%	11/15/49	100	112
	Corning Inc.	4.375%	11/15/57	350	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corning Inc.	5.450%	11/15/79	200	271
	Dell International LLC / EMC Corp.	5.450%	6/15/23	700	751
	Dell International LLC / EMC Corp.	4.000%	7/15/24	100	108
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	233
	Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,282
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	288
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	124
	Dell International LLC / EMC Corp.	5.300%	10/1/29	325	393
	Dell International LLC / EMC Corp.	6.200%	7/15/30	150	192
	Dell International LLC / EMC Corp.	8.100%	7/15/36	320	485
	Dell International LLC / EMC Corp.	8.350%	7/15/46	425	694
	DXC Technology Co.	1.800%	9/15/26	200	200
	DXC Technology Co.	2.375%	9/15/28	200	198
	Equifax Inc.	3.950%	6/15/23	50	53
	Equifax Inc.	2.600%	12/1/24	75	79
	Equifax Inc.	2.600%	12/15/25	100	105
	Equifax Inc.	3.100%	5/15/30	120	127
	Equifax Inc.	2.350%	9/15/31	200	197
	Fidelity National Information Services Inc.	0.375%	3/1/23	200	200
	Fidelity National Information Services Inc.	0.600%	3/1/24	200	200
	Fidelity National Information Services Inc.	1.150%	3/1/26	500	496
	Fidelity National Information Services Inc.	1.650%	3/1/28	200	197
	Fidelity National Information Services Inc.	3.750%	5/21/29	100	111
	Fidelity National Information Services Inc.	2.250%	3/1/31	300	298
	Fidelity National Information Services Inc.	3.100%	3/1/41	200	202
	Fiserv Inc.	3.800%	10/1/23	200	213
	Fiserv Inc.	2.750%	7/1/24	400	421
	Fiserv Inc.	3.850%	6/1/25	400	436
	Fiserv Inc.	3.200%	7/1/26	700	756
	Fiserv Inc.	2.250%	6/1/27	300	309
	Fiserv Inc.	4.200%	10/1/28	200	228
	Fiserv Inc.	3.500%	7/1/29	600	653
	Fiserv Inc.	2.650%	6/1/30	200	205
	Fiserv Inc.	4.400%	7/1/49	415	496
	Flex Ltd.	4.750%	6/15/25	26	29
	Flex Ltd.	4.875%	6/15/29	50	58
	Global Payments Inc.	3.750%	6/1/23	250	261
	Global Payments Inc.	4.000%	6/1/23	100	105
	Global Payments Inc.	2.650%	2/15/25	337	352
	Global Payments Inc.	4.800%	4/1/26	150	170
	Global Payments Inc.	3.200%	8/15/29	310	328
	Global Payments Inc.	2.900%	5/15/30	200	207
	Global Payments Inc.	4.150%	8/15/49	200	225
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	362
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	205
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	321
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	152
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	221
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	566
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	152
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	198
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	370
	HP Inc.	2.200%	6/17/25	300	310
[5]	HP Inc.	1.450%	6/17/26	200	199
	HP Inc.	3.000%	6/17/27	350	374
	HP Inc.	3.400%	6/17/30	500	532
[5]	HP Inc.	2.650%	6/17/31	200	198
	HP Inc.	6.000%	9/15/41	100	129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
IHS Markit Ltd.	3.625%	5/1/24	100	106
IHS Markit Ltd.	4.750%	8/1/28	140	164
IHS Markit Ltd.	4.250%	5/1/29	100	114
Intel Corp.	2.700%	12/15/22	404	416
Intel Corp.	2.875%	5/11/24	1,050	1,111
Intel Corp.	3.400%	3/25/25	300	324
Intel Corp.	3.700%	7/29/25	450	493
Intel Corp.	2.600%	5/19/26	210	224
Intel Corp.	1.600%	8/12/28	200	199
Intel Corp.	2.450%	11/15/29	375	391
Intel Corp.	3.900%	3/25/30	345	396
Intel Corp.	2.000%	8/12/31	250	248
Intel Corp.	4.000%	12/15/32	150	177
Intel Corp.	4.600%	3/25/40	150	188
Intel Corp.	2.800%	8/12/41	200	199
Intel Corp.	4.800%	10/1/41	162	208
Intel Corp.	4.250%	12/15/42	150	182
Intel Corp.	4.100%	5/19/46	250	293
Intel Corp.	4.100%	5/11/47	200	237
Intel Corp.	3.734%	12/8/47	674	752
Intel Corp.	3.250%	11/15/49	300	311
Intel Corp.	4.750%	3/25/50	400	525
Intel Corp.	3.050%	8/12/51	250	250
Intel Corp.	3.100%	2/15/60	200	196
Intel Corp.	4.950%	3/25/60	155	217
Intel Corp.	3.200%	8/12/61	200	202
International Business Machines Corp.	2.875%	11/9/22	240	247
International Business Machines Corp.	3.375%	8/1/23	450	474
International Business Machines Corp.	3.625%	2/12/24	450	482
International Business Machines Corp.	3.000%	5/15/24	600	637
International Business Machines Corp.	7.000%	10/30/25	300	369
International Business Machines Corp.	3.450%	2/19/26	285	312
International Business Machines Corp.	3.300%	5/15/26	700	764
International Business Machines Corp.	1.700%	5/15/27	265	269
International Business Machines Corp.	6.220%	8/1/27	75	94
International Business Machines Corp.	6.500%	1/15/28	75	96
International Business Machines Corp.	3.500%	5/15/29	750	828
International Business Machines Corp.	1.950%	5/15/30	265	262
International Business Machines Corp.	4.150%	5/15/39	400	472
International Business Machines Corp.	5.600%	11/30/39	148	204
International Business Machines Corp.	2.850%	5/15/40	265	265
International Business Machines Corp.	4.000%	6/20/42	358	413
International Business Machines Corp.	4.250%	5/15/49	500	606
International Business Machines Corp.	2.950%	5/15/50	265	261
Intuit Inc.	0.650%	7/15/23	100	100
Intuit Inc.	0.950%	7/15/25	100	100
Intuit Inc.	1.350%	7/15/27	100	100
Intuit Inc.	1.650%	7/15/30	100	97
Jabil Inc.	3.950%	1/12/28	100	110
Jabil Inc.	3.600%	1/15/30	100	108
Jabil Inc.	3.000%	1/15/31	150	153
Juniper Networks Inc.	3.750%	8/15/29	200	219
Juniper Networks Inc.	5.950%	3/15/41	25	33
KLA Corp.	4.650%	11/1/24	250	276
KLA Corp.	4.100%	3/15/29	150	171
KLA Corp.	5.000%	3/15/49	75	101
KLA Corp.	3.300%	3/1/50	150	158
Lam Research Corp.	3.800%	3/15/25	145	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lam Research Corp.	3.750%	3/15/26	150	166
	Lam Research Corp.	4.000%	3/15/29	200	229
	Lam Research Corp.	1.900%	6/15/30	250	249
	Lam Research Corp.	4.875%	3/15/49	125	168
	Lam Research Corp.	2.875%	6/15/50	150	151
	Lam Research Corp.	3.125%	6/15/60	100	103
	Leidos Inc.	2.950%	5/15/23	95	98
	Leidos Inc.	3.625%	5/15/25	100	108
	Leidos Inc.	4.375%	5/15/30	150	170
	Leidos Inc.	2.300%	2/15/31	200	195
[5]	Marvell Technology Inc.	4.200%	6/22/23	100	106
[5]	Marvell Technology Inc.	2.450%	4/15/28	100	102
[5]	Marvell Technology Inc.	4.875%	6/22/28	100	115
[5]	Marvell Technology Inc.	2.950%	4/15/31	100	102
	Mastercard Inc.	3.375%	4/1/24	300	321
	Mastercard Inc.	2.000%	3/3/25	400	415
	Mastercard Inc.	2.950%	11/21/26	100	108
	Mastercard Inc.	3.300%	3/26/27	200	220
	Mastercard Inc.	2.950%	6/1/29	275	297
	Mastercard Inc.	3.350%	3/26/30	300	334
	Mastercard Inc.	3.950%	2/26/48	100	120
	Mastercard Inc.	3.650%	6/1/49	250	287
	Mastercard Inc.	3.850%	3/26/50	400	477
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	78
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	110
	Microchip Technology Inc.	4.333%	6/1/23	100	106
	Micron Technology Inc.	4.640%	2/6/24	50	54
	Micron Technology Inc.	4.975%	2/6/26	100	114
	Micron Technology Inc.	4.185%	2/15/27	200	225
	Micron Technology Inc.	5.327%	2/6/29	150	178
	Micron Technology Inc.	4.663%	2/15/30	100	116
	Microsoft Corp.	2.650%	11/3/22	200	204
	Microsoft Corp.	2.375%	5/1/23	75	77
	Microsoft Corp.	2.000%	8/8/23	300	309
	Microsoft Corp.	2.875%	2/6/24	500	526
	Microsoft Corp.	3.125%	11/3/25	1,132	1,227
	Microsoft Corp.	2.400%	8/8/26	1,405	1,493
	Microsoft Corp.	3.300%	2/6/27	675	747
	Microsoft Corp.	3.500%	2/12/35	325	375
	Microsoft Corp.	3.450%	8/8/36	425	487
	Microsoft Corp.	4.100%	2/6/37	250	305
	Microsoft Corp.	3.700%	8/8/46	1,226	1,448
	Microsoft Corp.	2.525%	6/1/50	1,478	1,427
	Microsoft Corp.	2.921%	3/17/52	1,364	1,419
	Microsoft Corp.	2.675%	6/1/60	594	577
	Microsoft Corp.	3.041%	3/17/62	656	690
	Moody's Corp.	4.875%	2/15/24	250	272
	Moody's Corp.	3.250%	1/15/28	200	218
	Moody's Corp.	2.000%	8/19/31	200	196
	Moody's Corp.	2.750%	8/19/41	200	194
	Moody's Corp.	4.875%	12/17/48	125	163
	Moody's Corp.	3.250%	5/20/50	100	103
	Moody's Corp.	2.550%	8/18/60	100	87
	Motorola Solutions Inc.	4.000%	9/1/24	240	261
	Motorola Solutions Inc.	4.600%	2/23/28	125	144
	Motorola Solutions Inc.	5.500%	9/1/44	75	97
	NetApp Inc.	3.300%	9/29/24	75	80
	NetApp Inc.	1.875%	6/22/25	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NetApp Inc.	2.375%	6/22/27	100	104
	NetApp Inc.	2.700%	6/22/30	200	206
	NVIDIA Corp.	0.309%	6/15/23	250	250
	NVIDIA Corp.	0.584%	6/14/24	250	250
	NVIDIA Corp.	3.200%	9/16/26	200	219
	NVIDIA Corp.	1.550%	6/15/28	250	249
	NVIDIA Corp.	2.850%	4/1/30	300	321
	NVIDIA Corp.	2.000%	6/15/31	250	249
	NVIDIA Corp.	3.500%	4/1/40	200	222
	NVIDIA Corp.	3.500%	4/1/50	605	673
	NVIDIA Corp.	3.700%	4/1/60	113	131
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	218
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	115
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	212
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	511
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	217
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	202
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	207
	Oracle Corp.	2.400%	9/15/23	750	776
	Oracle Corp.	3.400%	7/8/24	450	480
	Oracle Corp.	2.950%	11/15/24	425	451
	Oracle Corp.	2.500%	4/1/25	919	962
	Oracle Corp.	1.650%	3/25/26	500	507
	Oracle Corp.	2.650%	7/15/26	2,361	2,490
	Oracle Corp.	2.800%	4/1/27	500	530
	Oracle Corp.	2.300%	3/25/28	500	512
	Oracle Corp.	2.950%	4/1/30	750	785
	Oracle Corp.	2.875%	3/25/31	700	721
	Oracle Corp.	4.300%	7/8/34	325	370
	Oracle Corp.	3.900%	5/15/35	150	165
	Oracle Corp.	3.850%	7/15/36	250	271
	Oracle Corp.	3.800%	11/15/37	525	564
	Oracle Corp.	6.125%	7/8/39	150	203
	Oracle Corp.	3.600%	4/1/40	605	627
	Oracle Corp.	5.375%	7/15/40	700	881
	Oracle Corp.	3.650%	3/25/41	500	520
	Oracle Corp.	4.500%	7/8/44	250	288
	Oracle Corp.	4.125%	5/15/45	425	459
	Oracle Corp.	4.000%	7/15/46	575	609
	Oracle Corp.	4.000%	11/15/47	475	504
	Oracle Corp.	3.600%	4/1/50	1,120	1,121
	Oracle Corp.	3.950%	3/25/51	600	636
	Oracle Corp.	4.375%	5/15/55	150	168
	Oracle Corp.	3.850%	4/1/60	700	713
	Oracle Corp.	4.100%	3/25/61	300	321
	PayPal Holdings Inc.	1.350%	6/1/23	200	203
	PayPal Holdings Inc.	2.400%	10/1/24	100	105
	PayPal Holdings Inc.	1.650%	6/1/25	200	205
	PayPal Holdings Inc.	2.650%	10/1/26	300	321
	PayPal Holdings Inc.	2.850%	10/1/29	400	426
	PayPal Holdings Inc.	2.300%	6/1/30	200	205
	PayPal Holdings Inc.	3.250%	6/1/50	310	333
	Qorvo Inc.	4.375%	10/15/29	200	218
	QUALCOMM Inc.	2.600%	1/30/23	90	93

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	2.900%	5/20/24	172	182
QUALCOMM Inc.	3.450%	5/20/25	200	217
QUALCOMM Inc.	3.250%	5/20/27	400	439
QUALCOMM Inc.	1.300%	5/20/28	378	370
QUALCOMM Inc.	1.650%	5/20/32	414	394
QUALCOMM Inc.	4.650%	5/20/35	200	249
QUALCOMM Inc.	4.800%	5/20/45	275	362
QUALCOMM Inc.	4.300%	5/20/47	350	435
QUALCOMM Inc.	3.250%	5/20/50	200	214
RELX Capital Inc.	3.500%	3/16/23	125	130
RELX Capital Inc.	4.000%	3/18/29	100	113
RELX Capital Inc.	3.000%	5/22/30	150	159
Roper Technologies Inc.	2.350%	9/15/24	125	131
Roper Technologies Inc.	1.000%	9/15/25	500	497
Roper Technologies Inc.	3.850%	12/15/25	100	110
Roper Technologies Inc.	3.800%	12/15/26	145	161
Roper Technologies Inc.	1.400%	9/15/27	500	493
Roper Technologies Inc.	4.200%	9/15/28	175	199
Roper Technologies Inc.	2.950%	9/15/29	125	133
Roper Technologies Inc.	2.000%	6/30/30	125	123
Roper Technologies Inc.	1.750%	2/15/31	500	476
S&P Global Inc.	4.000%	6/15/25	149	164
S&P Global Inc.	2.500%	12/1/29	125	130
S&P Global Inc.	1.250%	8/15/30	400	377
S&P Global Inc.	3.250%	12/1/49	150	160
S&P Global Inc.	2.300%	8/15/60	100	85
salesforce.com Inc.	3.250%	4/11/23	200	209
salesforce.com Inc.	3.700%	4/11/28	325	365
salesforce.com Inc.	1.500%	7/15/28	200	199
salesforce.com Inc.	1.950%	7/15/31	300	299
salesforce.com Inc.	2.700%	7/15/41	250	249
salesforce.com Inc.	2.900%	7/15/51	400	400
salesforce.com Inc.	3.050%	7/15/61	250	253
ServiceNow Inc.	1.400%	9/1/30	400	375
Skyworks Solutions Inc.	1.800%	6/1/26	200	202
Teledyne FLIR LLC	2.500%	8/1/30	100	101
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	1.375%	3/12/25	200	203
Texas Instruments Inc.	1.125%	9/15/26	200	200
Texas Instruments Inc.	2.900%	11/3/27	94	102
Texas Instruments Inc.	2.250%	9/4/29	100	103
Texas Instruments Inc.	1.750%	5/4/30	210	208
Texas Instruments Inc.	1.900%	9/15/31	150	149
Texas Instruments Inc.	3.875%	3/15/39	142	167
Texas Instruments Inc.	4.150%	5/15/48	300	372
Texas Instruments Inc.	2.700%	9/15/51	100	99
Thomson Reuters Corp.	5.500%	8/15/35	75	97
Thomson Reuters Corp.	5.850%	4/15/40	100	137
Thomson Reuters Corp.	5.650%	11/23/43	100	136
Verisk Analytics Inc.	4.000%	6/15/25	150	165
Verisk Analytics Inc.	4.125%	3/15/29	400	454
Verisk Analytics Inc.	5.500%	6/15/45	50	67
Verisk Analytics Inc.	3.625%	5/15/50	100	106
Visa Inc.	2.800%	12/14/22	550	565
Visa Inc.	3.150%	12/14/25	925	1,003
Visa Inc.	1.900%	4/15/27	200	207
Visa Inc.	0.750%	8/15/27	500	487
Visa Inc.	2.750%	9/15/27	150	162

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Visa Inc.	1.100%	2/15/31	400	374
Visa Inc.	4.150%	12/14/35	325	392
Visa Inc.	2.700%	4/15/40	200	204
Visa Inc.	4.300%	12/14/45	725	911
Visa Inc.	3.650%	9/15/47	100	115
Visa Inc.	2.000%	8/15/50	300	259
VMware Inc.	0.600%	8/15/23	200	200
VMware Inc.	4.500%	5/15/25	200	223
VMware Inc.	1.400%	8/15/26	300	299
VMware Inc.	4.650%	5/15/27	100	115
VMware Inc.	3.900%	8/21/27	300	334
VMware Inc.	1.800%	8/15/28	200	197
VMware Inc.	4.700%	5/15/30	500	589
VMware Inc.	2.200%	8/15/31	300	294
Western Union Co.	2.850%	1/10/25	108	113
Western Union Co.	1.350%	3/15/26	200	197
Western Union Co.	6.200%	11/17/36	100	127
Western Union Co.	6.200%	6/21/40	35	44
Xilinx Inc.	2.950%	6/1/24	150	158
Xilinx Inc.	2.375%	6/1/30	200	204
				135,573
Utilities (2.3%)
AEP Texas Inc.	2.400%	10/1/22	75	76
AEP Texas Inc.	3.950%	6/1/28	100	111
AEP Texas Inc.	2.100%	7/1/30	200	196
AEP Texas Inc.	3.800%	10/1/47	50	54
AEP Texas Inc.	3.450%	1/15/50	50	52
AEP Transmission Co. LLC	4.000%	12/1/46	75	88
AEP Transmission Co. LLC	3.750%	12/1/47	100	112
AEP Transmission Co. LLC	3.800%	6/15/49	70	80
AEP Transmission Co. LLC	3.150%	9/15/49	70	73
AES Corp.	1.375%	1/15/26	300	295
AES Corp.	2.450%	1/15/31	300	297
Alabama Power Co.	1.450%	9/15/30	500	475
Alabama Power Co.	6.125%	5/15/38	50	71
Alabama Power Co.	3.850%	12/1/42	25	28
Alabama Power Co.	4.150%	8/15/44	75	89
Alabama Power Co.	3.750%	3/1/45	150	170
Alabama Power Co.	4.300%	1/2/46	250	303
Alabama Power Co.	3.700%	12/1/47	100	113
Alabama Power Co.	4.300%	7/15/48	100	123
Alabama Power Co.	3.450%	10/1/49	550	597
Alabama Power Co.	3.125%	7/15/51	400	410
Ameren Corp.	2.500%	9/15/24	100	104
Ameren Corp.	3.650%	2/15/26	80	87
Ameren Corp.	3.500%	1/15/31	100	109
Ameren Illinois Co.	3.800%	5/15/28	75	84
Ameren Illinois Co.	3.700%	12/1/47	150	171
Ameren Illinois Co.	3.250%	3/15/50	60	64
American Electric Power Co. Inc.	2.950%	12/15/22	25	26
American Electric Power Co. Inc.	3.200%	11/13/27	75	81
American Electric Power Co. Inc.	4.300%	12/1/28	150	171
American Water Capital Corp.	3.400%	3/1/25	125	135
American Water Capital Corp.	2.950%	9/1/27	325	350
American Water Capital Corp.	3.450%	6/1/29	125	137
American Water Capital Corp.	2.800%	5/1/30	100	105
American Water Capital Corp.	6.593%	10/15/37	150	220
American Water Capital Corp.	4.300%	9/1/45	100	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Water Capital Corp.	3.750%	9/1/47	200	224
American Water Capital Corp.	4.200%	9/1/48	100	121
American Water Capital Corp.	4.150%	6/1/49	125	148
American Water Capital Corp.	3.450%	5/1/50	100	107
Appalachian Power Co.	3.300%	6/1/27	500	541
Appalachian Power Co.	4.500%	3/1/49	425	520
Appalachian Power Co.	3.700%	5/1/50	100	109
Arizona Public Service Co.	3.150%	5/15/25	100	107
Arizona Public Service Co.	2.950%	9/15/27	50	54
Arizona Public Service Co.	4.500%	4/1/42	225	272
Arizona Public Service Co.	4.350%	11/15/45	125	149
Arizona Public Service Co.	3.750%	5/15/46	125	138
Arizona Public Service Co.	4.250%	3/1/49	100	119
Arizona Public Service Co.	3.500%	12/1/49	60	64
Atmos Energy Corp.	3.000%	6/15/27	100	108
Atmos Energy Corp.	2.625%	9/15/29	50	52
Atmos Energy Corp.	5.500%	6/15/41	200	267
Atmos Energy Corp.	4.150%	1/15/43	100	116
Atmos Energy Corp.	4.125%	10/15/44	50	58
Atmos Energy Corp.	3.375%	9/15/49	400	422
Atmos Energy Corp.	2.850%	2/15/52	200	191
Avangrid Inc.	3.150%	12/1/24	230	245
Avangrid Inc.	3.800%	6/1/29	195	217
Avista Corp.	4.350%	6/1/48	75	93
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	350
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	101
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	109
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	285
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	61
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	83
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	99
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	129
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	106
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	107
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	136
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	788
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	138
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	306
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	195
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	182
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	56
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	248
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	242
Black Hills Corp.	4.250%	11/30/23	100	107
Black Hills Corp.	1.037%	8/23/24	200	200
Black Hills Corp.	3.950%	1/15/26	75	82
Black Hills Corp.	3.150%	1/15/27	75	80
Black Hills Corp.	3.050%	10/15/29	70	74
Black Hills Corp.	4.350%	5/1/33	75	87
Black Hills Corp.	4.200%	9/15/46	50	57
Black Hills Corp.	3.875%	10/15/49	70	76
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	315
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	71
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	89
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	186
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	100
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	217
CenterPoint Energy Inc.	3.850%	2/1/24	163	174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CenterPoint Energy Inc.	2.500%	9/1/24	100	104
CenterPoint Energy Inc.	1.450%	6/1/26	200	200
CenterPoint Energy Inc.	4.250%	11/1/28	75	86
CenterPoint Energy Inc.	2.950%	3/1/30	80	84
CenterPoint Energy Inc.	2.650%	6/1/31	200	204
CenterPoint Energy Inc.	3.700%	9/1/49	50	55
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	52
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	112
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	96
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	344
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	58
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	109
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	153
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	254
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	100
CMS Energy Corp.	3.000%	5/15/26	75	80
CMS Energy Corp.	3.450%	8/15/27	50	55
CMS Energy Corp.	4.875%	3/1/44	75	96
CMS Energy Corp.	4.750%	6/1/50	100	112
Commonwealth Edison Co.	2.550%	6/15/26	223	236
Commonwealth Edison Co.	2.950%	8/15/27	75	81
Commonwealth Edison Co.	2.200%	3/1/30	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	210
Commonwealth Edison Co.	6.450%	1/15/38	175	254
Commonwealth Edison Co.	4.600%	8/15/43	75	94
Commonwealth Edison Co.	4.700%	1/15/44	175	222
Commonwealth Edison Co.	3.700%	3/1/45	75	84
Commonwealth Edison Co.	3.650%	6/15/46	175	196
Commonwealth Edison Co.	3.750%	8/15/47	100	114
Commonwealth Edison Co.	4.000%	3/1/48	150	176
Commonwealth Edison Co.	4.000%	3/1/49	125	148
Commonwealth Edison Co.	3.000%	3/1/50	200	202
Connecticut Light and Power Co.	2.500%	1/15/23	125	128
Connecticut Light and Power Co.	0.750%	12/1/25	500	494
Connecticut Light and Power Co.	3.200%	3/15/27	50	55
Connecticut Light and Power Co.	4.300%	4/15/44	150	184
Connecticut Light and Power Co.	4.000%	4/1/48	160	190
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	657
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	253
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	365
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	103
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	141
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	240
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	452
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	160
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	83
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	464
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	286
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	84
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	145
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	500	466
Consumers Energy Co.	3.375%	8/15/23	275	288
Consumers Energy Co.	3.800%	11/15/28	75	84
Consumers Energy Co.	3.950%	5/15/43	75	87
Consumers Energy Co.	3.250%	8/15/46	50	52
Consumers Energy Co.	3.950%	7/15/47	50	58
Consumers Energy Co.	4.050%	5/15/48	125	149
Consumers Energy Co.	4.350%	4/15/49	80	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumers Energy Co.	3.100%	8/15/50	80	83
Consumers Energy Co.	3.500%	8/1/51	400	444
Consumers Energy Co.	2.500%	5/1/60	100	88
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.150%	5/15/45	100	118
Dominion Energy Inc.	3.071%	8/15/24	75	79
Dominion Energy Inc.	3.900%	10/1/25	125	137
Dominion Energy Inc.	1.450%	4/15/26	200	201
Dominion Energy Inc.	2.850%	8/15/26	454	482
Dominion Energy Inc.	4.250%	6/1/28	125	142
Dominion Energy Inc.	3.375%	4/1/30	125	135
Dominion Energy Inc.	2.250%	8/15/31	250	249
Dominion Energy Inc.	6.300%	3/15/33	75	101
Dominion Energy Inc.	5.950%	6/15/35	225	301
Dominion Energy Inc.	4.900%	8/1/41	280	349
Dominion Energy Inc.	4.050%	9/15/42	300	339
Dominion Energy Inc.	5.750%	10/1/54	100	109
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	69
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	176
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	102
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	93
DTE Electric Co.	3.650%	3/15/24	250	266
DTE Electric Co.	3.375%	3/1/25	150	161
DTE Electric Co.	2.250%	3/1/30	200	203
DTE Electric Co.	2.625%	3/1/31	100	104
DTE Electric Co.	4.000%	4/1/43	225	264
DTE Electric Co.	3.700%	6/1/46	50	57
DTE Electric Co.	3.750%	8/15/47	100	114
DTE Electric Co.	3.950%	3/1/49	128	151
DTE Electric Co.	2.950%	3/1/50	150	151
DTE Energy Co.	2.250%	11/1/22	400	408
DTE Energy Co.	2.529%	10/1/24	100	104
DTE Energy Co.	1.050%	6/1/25	500	496
DTE Energy Co.	2.850%	10/1/26	300	318
DTE Energy Co.	3.400%	6/15/29	94	102
DTE Energy Co.	2.950%	3/1/30	60	63
Duke Energy Carolinas LLC	2.500%	3/15/23	100	103
Duke Energy Carolinas LLC	3.050%	3/15/23	100	104
Duke Energy Carolinas LLC	2.950%	12/1/26	100	108
Duke Energy Carolinas LLC	3.950%	11/15/28	125	142
Duke Energy Carolinas LLC	6.000%	12/1/28	125	157
Duke Energy Carolinas LLC	2.450%	8/15/29	200	207
Duke Energy Carolinas LLC	2.450%	2/1/30	100	103
Duke Energy Carolinas LLC	2.550%	4/15/31	200	207
Duke Energy Carolinas LLC	6.100%	6/1/37	100	137
Duke Energy Carolinas LLC	6.000%	1/15/38	25	35
Duke Energy Carolinas LLC	6.050%	4/15/38	25	35
Duke Energy Carolinas LLC	5.300%	2/15/40	150	200
Duke Energy Carolinas LLC	4.000%	9/30/42	175	200
Duke Energy Carolinas LLC	3.875%	3/15/46	100	114
Duke Energy Carolinas LLC	3.700%	12/1/47	100	111
Duke Energy Carolinas LLC	3.950%	3/15/48	300	346
Duke Energy Carolinas LLC	3.200%	8/15/49	400	416
Duke Energy Corp.	3.750%	4/15/24	325	347
Duke Energy Corp.	2.650%	9/1/26	80	84
Duke Energy Corp.	3.150%	8/15/27	300	323
Duke Energy Corp.	2.450%	6/1/30	100	101
Duke Energy Corp.	2.550%	6/15/31	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	4.800%	12/15/45	125	155
	Duke Energy Corp.	3.750%	9/1/46	405	432
	Duke Energy Corp.	4.200%	6/15/49	400	458
	Duke Energy Corp.	3.500%	6/15/51	200	206
	Duke Energy Corp.	3.250%	1/15/82	200	199
	Duke Energy Florida LLC	3.800%	7/15/28	100	112
	Duke Energy Florida LLC	2.500%	12/1/29	425	441
	Duke Energy Florida LLC	1.750%	6/15/30	100	97
	Duke Energy Florida LLC	6.350%	9/15/37	225	328
	Duke Energy Florida LLC	6.400%	6/15/38	200	291
	Duke Energy Florida LLC	3.850%	11/15/42	200	227
	Duke Energy Florida LLC	3.400%	10/1/46	100	107
	Duke Energy Florida LLC	4.200%	7/15/48	200	241
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	17	17
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	105
	Duke Energy Indiana LLC	6.350%	8/15/38	740	1,061
	Duke Energy Indiana LLC	3.750%	5/15/46	225	249
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	100
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	28
	Duke Energy Progress LLC	3.375%	9/1/23	25	26
	Duke Energy Progress LLC	3.700%	9/1/28	175	196
	Duke Energy Progress LLC	3.450%	3/15/29	125	138
	Duke Energy Progress LLC	2.000%	8/15/31	200	197
	Duke Energy Progress LLC	4.375%	3/30/44	300	365
	Duke Energy Progress LLC	4.150%	12/1/44	100	118
	Duke Energy Progress LLC	3.700%	10/15/46	50	56
	Duke Energy Progress LLC	3.600%	9/15/47	100	110
	Duke Energy Progress LLC	2.900%	8/15/51	200	197
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	144
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	3/15/23	200	206
	Edison International	5.750%	6/15/27	25	29
	El Paso Electric Co.	6.000%	5/15/35	50	66
	El Paso Electric Co.	5.000%	12/1/44	75	91
	Emera U.S. Finance LP	3.550%	6/15/26	150	162
	Emera U.S. Finance LP	4.750%	6/15/46	245	290
	Enel Chile SA	4.875%	6/12/28	125	144
	Entergy Arkansas LLC	3.500%	4/1/26	50	55
	Entergy Arkansas LLC	2.650%	6/15/51	500	466
	Entergy Corp.	2.950%	9/1/26	200	213
	Entergy Corp.	2.800%	6/15/30	100	103
	Entergy Corp.	3.750%	6/15/50	300	323
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	253
	Entergy Louisiana LLC	0.950%	10/1/24	200	200
	Entergy Louisiana LLC	5.400%	11/1/24	382	434
	Entergy Louisiana LLC	2.400%	10/1/26	75	78
	Entergy Louisiana LLC	3.120%	9/1/27	100	108
	Entergy Louisiana LLC	3.050%	6/1/31	100	107
	Entergy Louisiana LLC	4.000%	3/15/33	150	172
	Entergy Louisiana LLC	4.950%	1/15/45	150	164
	Entergy Louisiana LLC	4.200%	9/1/48	200	240
	Entergy Louisiana LLC	4.200%	4/1/50	100	121
	Entergy Louisiana LLC	2.900%	3/15/51	300	291
	Entergy Mississippi LLC	2.850%	6/1/28	125	132
	Entergy Texas Inc.	1.750%	3/15/31	500	474
	Essential Utilities Inc.	3.566%	5/1/29	75	82
	Essential Utilities Inc.	2.704%	4/15/30	100	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Essential Utilities Inc.	4.276%	5/1/49	85	100
Essential Utilities Inc.	3.351%	4/15/50	200	206
Evergy Inc.	2.450%	9/15/24	200	209
Evergy Inc.	2.900%	9/15/29	150	157
Evergy Kansas Central Inc.	2.550%	7/1/26	150	158
Evergy Kansas Central Inc.	3.100%	4/1/27	100	108
Evergy Kansas Central Inc.	4.125%	3/1/42	200	233
Evergy Kansas Central Inc.	4.100%	4/1/43	100	117
Evergy Kansas Central Inc.	4.250%	12/1/45	25	30
Evergy Kansas Central Inc.	3.250%	9/1/49	100	104
Evergy Metro Inc.	3.150%	3/15/23	75	77
Evergy Metro Inc.	2.250%	6/1/30	100	101
Evergy Metro Inc.	5.300%	10/1/41	100	133
Evergy Metro Inc.	4.200%	6/15/47	100	120
Eversource Energy	3.800%	12/1/23	75	80
Eversource Energy	2.900%	10/1/24	50	53
Eversource Energy	3.150%	1/15/25	168	178
Eversource Energy	3.300%	1/15/28	100	108
Eversource Energy	4.250%	4/1/29	200	229
Eversource Energy	3.450%	1/15/50	200	210
Exelon Corp.	3.950%	6/15/25	200	218
Exelon Corp.	3.400%	4/15/26	200	217
Exelon Corp.	4.050%	4/15/30	250	283
Exelon Corp.	4.950%	6/15/35	225	274
Exelon Corp.	5.625%	6/15/35	20	26
Exelon Corp.	5.100%	6/15/45	145	190
Exelon Corp.	4.450%	4/15/46	175	212
Exelon Generation Co. LLC	6.250%	10/1/39	360	460
Exelon Generation Co. LLC	5.750%	10/1/41	75	91
Exelon Generation Co. LLC	5.600%	6/15/42	155	187
Florida Power & Light Co.	3.250%	6/1/24	25	26
Florida Power & Light Co.	2.850%	4/1/25	300	318
Florida Power & Light Co.	5.625%	4/1/34	25	34
Florida Power & Light Co.	5.960%	4/1/39	375	540
Florida Power & Light Co.	4.125%	2/1/42	170	205
Florida Power & Light Co.	4.050%	6/1/42	125	150
Florida Power & Light Co.	3.800%	12/15/42	75	87
Florida Power & Light Co.	3.700%	12/1/47	150	174
Florida Power & Light Co.	3.950%	3/1/48	325	392
Florida Power & Light Co.	4.125%	6/1/48	100	124
Florida Power & Light Co.	3.990%	3/1/49	100	121
Florida Power & Light Co.	3.150%	10/1/49	555	588
Fortis Inc.	3.055%	10/4/26	295	317
Georgia Power Co.	2.100%	7/30/23	75	77
Georgia Power Co.	2.200%	9/15/24	225	234
Georgia Power Co.	3.250%	4/1/26	100	107
Georgia Power Co.	4.750%	9/1/40	175	213
Georgia Power Co.	4.300%	3/15/43	100	117
Gulf Power Co.	3.300%	5/30/27	50	54
Iberdrola International BV	6.750%	7/15/36	75	112
Indiana Michigan Power Co.	3.850%	5/15/28	250	279
Indiana Michigan Power Co.	3.750%	7/1/47	150	167
Indiana Michigan Power Co.	4.250%	8/15/48	100	121
Interstate Power and Light Co.	3.250%	12/1/24	202	216
Interstate Power and Light Co.	4.100%	9/26/28	125	142
Interstate Power and Light Co.	3.600%	4/1/29	60	66
Interstate Power and Light Co.	2.300%	6/1/30	100	101
Interstate Power and Light Co.	6.250%	7/15/39	50	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Interstate Power and Light Co.	3.700%	9/15/46	75	84
	ITC Holdings Corp.	2.700%	11/15/22	100	102
	ITC Holdings Corp.	3.650%	6/15/24	75	80
	ITC Holdings Corp.	3.350%	11/15/27	100	109
	ITC Holdings Corp.	5.300%	7/1/43	200	263
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	64	77
	Kentucky Utilities Co.	5.125%	11/1/40	125	161
	Kentucky Utilities Co.	4.375%	10/1/45	100	121
	Kentucky Utilities Co.	3.300%	6/1/50	200	210
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	81
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	206
	MidAmerican Energy Co.	3.500%	10/15/24	179	193
	MidAmerican Energy Co.	3.100%	5/1/27	150	163
	MidAmerican Energy Co.	3.650%	4/15/29	200	224
	MidAmerican Energy Co.	6.750%	12/30/31	125	175
	MidAmerican Energy Co.	5.750%	11/1/35	125	170
	MidAmerican Energy Co.	4.800%	9/15/43	100	129
	MidAmerican Energy Co.	3.950%	8/1/47	100	117
	MidAmerican Energy Co.	4.250%	7/15/49	200	247
	Mississippi Power Co.	4.250%	3/15/42	100	118
	National Fuel Gas Co.	3.750%	3/1/23	275	285
	National Fuel Gas Co.	5.500%	1/15/26	50	58
	National Fuel Gas Co.	4.750%	9/1/28	50	56
	National Fuel Gas Co.	2.950%	3/1/31	100	101
	National Grid USA	5.803%	4/1/35	50	62
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	309
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	814
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	99
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	164
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	113
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	112
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	102
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	93
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	237
	National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	104
	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	82
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	508
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	122
	Nevada Power Co.	3.700%	5/1/29	200	224
	Nevada Power Co.	2.400%	5/1/30	75	76
	Nevada Power Co.	6.750%	7/1/37	75	111
	Nevada Power Co.	3.125%	8/1/50	150	153
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	108
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	500	502
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	106
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	739

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	54
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	274
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	301
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	110
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	105
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	504
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	140
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	117
NiSource Inc.	0.950%	8/15/25	500	494
NiSource Inc.	3.490%	5/15/27	250	274
NiSource Inc.	2.950%	9/1/29	200	210
NiSource Inc.	3.600%	5/1/30	200	219
NiSource Inc.	1.700%	2/15/31	500	472
NiSource Inc.	5.950%	6/15/41	77	107
NiSource Inc.	4.800%	2/15/44	125	156
NiSource Inc.	5.650%	2/1/45	100	138
NiSource Inc.	4.375%	5/15/47	250	298
NiSource Inc.	3.950%	3/30/48	200	227
Northern States Power Co.	6.250%	6/1/36	75	108
Northern States Power Co.	6.200%	7/1/37	50	73
Northern States Power Co.	5.350%	11/1/39	175	240
Northern States Power Co.	3.400%	8/15/42	105	115
Northern States Power Co.	4.000%	8/15/45	50	59
Northern States Power Co.	2.900%	3/1/50	250	253
Northern States Power Co.	2.600%	6/1/51	100	95
NSTAR Electric Co.	2.375%	10/15/22	125	127
NSTAR Electric Co.	3.200%	5/15/27	125	136
NSTAR Electric Co.	3.250%	5/15/29	50	55
NSTAR Electric Co.	5.500%	3/15/40	75	103
Oglethorpe Power Corp.	5.950%	11/1/39	50	67
Oglethorpe Power Corp.	5.375%	11/1/40	175	221
Ohio Edison Co.	6.875%	7/15/36	100	143
Ohio Power Co.	4.150%	4/1/48	100	119
Ohio Power Co.	4.000%	6/1/49	240	280
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	84
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	108
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	59
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	86
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	105
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	80
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	56
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	73
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	201
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	169
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	94
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	51
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	114
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	58
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	234
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	420
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	93
ONE Gas Inc.	2.000%	5/15/30	100	98
ONE Gas Inc.	4.658%	2/1/44	125	154
ONE Gas Inc.	4.500%	11/1/48	75	91
Pacific Gas and Electric Co.	3.850%	11/15/23	250	260
Pacific Gas and Electric Co.	3.450%	7/1/25	200	209
Pacific Gas and Electric Co.	3.150%	1/1/26	300	310
Pacific Gas and Electric Co.	3.300%	12/1/27	800	824

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pacific Gas and Electric Co.	3.000%	6/15/28	200	202
Pacific Gas and Electric Co.	3.750%	7/1/28	300	314
Pacific Gas and Electric Co.	4.550%	7/1/30	700	757
Pacific Gas and Electric Co.	4.500%	7/1/40	500	511
Pacific Gas and Electric Co.	4.750%	2/15/44	500	511
Pacific Gas and Electric Co.	4.300%	3/15/45	200	197
Pacific Gas and Electric Co.	4.950%	7/1/50	800	849
Pacific Gas and Electric Co.	3.500%	8/1/50	500	454
PacifiCorp	3.600%	4/1/24	125	133
PacifiCorp	3.500%	6/15/29	100	110
PacifiCorp	2.700%	9/15/30	50	52
PacifiCorp	7.700%	11/15/31	450	656
PacifiCorp	5.250%	6/15/35	640	821
PacifiCorp	6.100%	8/1/36	100	138
PacifiCorp	6.250%	10/15/37	125	177
PacifiCorp	6.350%	7/15/38	75	107
PacifiCorp	6.000%	1/15/39	300	421
PacifiCorp	4.100%	2/1/42	200	231
PacifiCorp	4.125%	1/15/49	100	118
PacifiCorp	4.150%	2/15/50	200	238
PacifiCorp	3.300%	3/15/51	100	104
PECO Energy Co.	3.900%	3/1/48	75	87
PECO Energy Co.	2.800%	6/15/50	200	197
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	120
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	61
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	80
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	103
Pinnacle West Capital Corp.	1.300%	6/15/25	200	199
Potomac Electric Power Co.	6.500%	11/15/37	250	364
Potomac Electric Power Co.	4.150%	3/15/43	150	178
PPL Capital Funding Inc.	3.100%	5/15/26	100	107
PPL Electric Utilities Corp.	6.250%	5/15/39	100	144
PPL Electric Utilities Corp.	4.125%	6/15/44	50	60
PPL Electric Utilities Corp.	4.150%	10/1/45	155	187
PPL Electric Utilities Corp.	3.950%	6/1/47	75	89
Progress Energy Inc.	7.000%	10/30/31	119	163
Progress Energy Inc.	6.000%	12/1/39	125	172
PSEG Power LLC	3.850%	6/1/23	125	132
PSEG Power LLC	8.625%	4/15/31	96	152
Public Service Co. of Colorado	3.700%	6/15/28	75	84
Public Service Co. of Colorado	1.900%	1/15/31	100	99
Public Service Co. of Colorado	1.875%	6/15/31	200	197
Public Service Co. of Colorado	3.600%	9/15/42	175	196
Public Service Co. of Colorado	4.100%	6/15/48	75	90
Public Service Co. of Colorado	2.700%	1/15/51	100	97
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of New Hampshire	3.600%	7/1/49	75	85
Public Service Electric and Gas Co.	3.000%	5/15/25	80	85
Public Service Electric and Gas Co.	2.250%	9/15/26	250	261
Public Service Electric and Gas Co.	3.000%	5/15/27	75	81
Public Service Electric and Gas Co.	3.200%	5/15/29	70	76
Public Service Electric and Gas Co.	2.450%	1/15/30	50	52
Public Service Electric and Gas Co.	3.800%	3/1/46	250	289
Public Service Electric and Gas Co.	3.850%	5/1/49	200	235
Public Service Electric and Gas Co.	3.150%	1/1/50	200	210
Public Service Electric and Gas Co.	2.050%	8/1/50	500	429
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	102
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puget Energy Inc.	3.650%	5/15/25	400	428
	Puget Energy Inc.	4.100%	6/15/30	100	110
	Puget Sound Energy Inc.	6.274%	3/15/37	125	173
	Puget Sound Energy Inc.	5.757%	10/1/39	125	169
	Puget Sound Energy Inc.	4.300%	5/20/45	100	120
	Puget Sound Energy Inc.	4.223%	6/15/48	125	150
	Puget Sound Energy Inc.	3.250%	9/15/49	90	93
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	263
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	481
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	123
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	84
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	89
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	105
	Sempra Energy	2.875%	10/1/22	100	102
	Sempra Energy	2.900%	2/1/23	100	103
	Sempra Energy	4.050%	12/1/23	100	107
	Sempra Energy	3.750%	11/15/25	424	461
	Sempra Energy	3.250%	6/15/27	150	162
	Sempra Energy	3.400%	2/1/28	200	217
	Sempra Energy	3.800%	2/1/38	200	221
	Sempra Energy	6.000%	10/15/39	150	208
	Sempra Energy	4.000%	2/1/48	175	196
	Sierra Pacific Power Co.	2.600%	5/1/26	100	106
[2]	Southern California Edison Co.	1.845%	2/1/22	7	7
	Southern California Edison Co.	3.400%	6/1/23	75	78
	Southern California Edison Co.	3.500%	10/1/23	175	184
	Southern California Edison Co.	1.100%	4/1/24	200	201
	Southern California Edison Co.	3.700%	8/1/25	150	163
	Southern California Edison Co.	3.650%	3/1/28	100	109
	Southern California Edison Co.	4.200%	3/1/29	75	84
	Southern California Edison Co.	6.650%	4/1/29	75	93
	Southern California Edison Co.	2.850%	8/1/29	275	285
	Southern California Edison Co.	2.250%	6/1/30	300	297
	Southern California Edison Co.	2.500%	6/1/31	200	201
	Southern California Edison Co.	5.750%	4/1/35	75	95
	Southern California Edison Co.	5.350%	7/15/35	200	248
	Southern California Edison Co.	5.625%	2/1/36	125	157
	Southern California Edison Co.	5.500%	3/15/40	100	126
	Southern California Edison Co.	4.500%	9/1/40	275	312
	Southern California Edison Co.	4.050%	3/15/42	208	223
	Southern California Edison Co.	3.900%	3/15/43	100	105
	Southern California Edison Co.	4.000%	4/1/47	335	358
	Southern California Edison Co.	4.125%	3/1/48	350	382
	Southern California Edison Co.	4.875%	3/1/49	100	120
	Southern California Edison Co.	3.650%	2/1/50	500	512
	Southern California Edison Co.	3.650%	6/1/51	200	206
	Southern California Gas Co.	2.600%	6/15/26	405	428
	Southern California Gas Co.	2.550%	2/1/30	150	154
	Southern California Gas Co.	3.750%	9/15/42	75	83
	Southern California Gas Co.	4.125%	6/1/48	75	89
	Southern California Gas Co.	3.950%	2/15/50	70	82
	Southern Co.	3.250%	7/1/26	350	377
	Southern Co.	1.750%	3/15/28	300	297
	Southern Co.	4.250%	7/1/36	200	230
	Southern Co.	4.400%	7/1/46	360	425
	Southern Co.	4.000%	1/15/51	300	317
	Southern Co.	3.750%	9/15/51	200	205
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	476
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	103
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	59
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	111
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	118
Southern Power Co.	4.150%	12/1/25	100	111
Southern Power Co.	5.150%	9/15/41	100	123
Southern Power Co.	5.250%	7/15/43	50	63
Southern Power Co.	4.950%	12/15/46	75	91
Southwest Gas Corp.	3.700%	4/1/28	50	55
Southwest Gas Corp.	3.800%	9/29/46	75	80
Southwest Gas Corp.	4.150%	6/1/49	25	28
Southwestern Electric Power Co.	2.750%	10/1/26	100	105
Southwestern Electric Power Co.	4.100%	9/15/28	100	113
Southwestern Electric Power Co.	6.200%	3/15/40	75	105
Southwestern Electric Power Co.	3.900%	4/1/45	200	218
Southwestern Electric Power Co.	3.850%	2/1/48	325	357
Southwestern Public Service Co.	3.300%	6/15/24	165	174
Southwestern Public Service Co.	4.500%	8/15/41	100	123
Southwestern Public Service Co.	3.400%	8/15/46	275	293
Southwestern Public Service Co.	3.700%	8/15/47	75	84
Southwestern Public Service Co.	4.400%	11/15/48	275	343
Southwestern Public Service Co.	3.750%	6/15/49	75	85
Southwestern Public Service Co.	3.150%	5/1/50	100	104
Tampa Electric Co.	4.100%	6/15/42	50	58
Tampa Electric Co.	4.350%	5/15/44	50	60
Tampa Electric Co.	4.300%	6/15/48	75	92
Tampa Electric Co.	4.450%	6/15/49	125	157
Tampa Electric Co.	3.625%	6/15/50	50	56
Toledo Edison Co.	6.150%	5/15/37	75	103
Tucson Electric Power Co.	3.050%	3/15/25	50	53
Union Electric Co.	3.500%	4/15/24	250	266
Union Electric Co.	2.950%	3/15/30	500	533
Union Electric Co.	2.150%	3/15/32	200	199
Union Electric Co.	8.450%	3/15/39	150	255
Union Electric Co.	3.650%	4/15/45	125	140
Union Electric Co.	4.000%	4/1/48	275	324
Union Electric Co.	3.250%	10/1/49	100	107
Veolia Environnement SA	6.750%	6/1/38	39	59
Virginia Electric and Power Co.	3.450%	2/15/24	50	53
Virginia Electric and Power Co.	2.950%	11/15/26	75	81
Virginia Electric and Power Co.	3.500%	3/15/27	250	275
Virginia Electric and Power Co.	3.800%	4/1/28	150	168
Virginia Electric and Power Co.	2.875%	7/15/29	275	293
Virginia Electric and Power Co.	6.000%	1/15/36	125	172
Virginia Electric and Power Co.	6.000%	5/15/37	150	207
Virginia Electric and Power Co.	6.350%	11/30/37	50	72
Virginia Electric and Power Co.	4.000%	1/15/43	400	461
Virginia Electric and Power Co.	4.450%	2/15/44	475	579
Virginia Electric and Power Co.	4.200%	5/15/45	75	89
Virginia Electric and Power Co.	4.000%	11/15/46	100	117
Virginia Electric and Power Co.	3.800%	9/15/47	100	114
Virginia Electric and Power Co.	4.600%	12/1/48	175	226
Virginia Electric and Power Co.	3.300%	12/1/49	210	224
Washington Gas Light Co.	3.796%	9/15/46	100	113
Washington Gas Light Co.	3.650%	9/15/49	30	34
WEC Energy Group Inc.	0.550%	9/15/23	500	500
WEC Energy Group Inc.	3.550%	6/15/25	168	182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
WEC Energy Group Inc.	1.375%	10/15/27	500	491
Wisconsin Electric Power Co.	2.050%	12/15/24	100	104
Wisconsin Electric Power Co.	4.300%	10/15/48	100	124
Wisconsin Power and Light Co.	6.375%	8/15/37	100	141
Wisconsin Power and Light Co.	3.650%	4/1/50	50	56
Xcel Energy Inc.	3.300%	6/1/25	325	347
Xcel Energy Inc.	3.350%	12/1/26	75	81
Xcel Energy Inc.	4.000%	6/15/28	75	84
Xcel Energy Inc.	2.600%	12/1/29	200	207
Xcel Energy Inc.	3.400%	6/1/30	250	273
Xcel Energy Inc.	3.500%	12/1/49	100	107
				113,658
Total Corporate Bonds (Cost $1,297,326)				1,397,834
Sovereign Bonds (3.7%)
African Development Bank	2.125%	11/16/22	700	715
African Development Bank	3.000%	9/20/23	275	289
African Development Bank	0.875%	3/23/26	600	597
African Development Bank	0.875%	7/22/26	400	397
Asian Development Bank	1.625%	1/24/23	200	204
Asian Development Bank	2.750%	3/17/23	1,000	1,037
Asian Development Bank	0.250%	7/14/23	1,300	1,299
Asian Development Bank	0.250%	10/6/23	600	599
Asian Development Bank	2.625%	1/30/24	1,000	1,051
Asian Development Bank	0.375%	6/11/24	1,200	1,196
Asian Development Bank	0.625%	10/8/24	700	701
Asian Development Bank	1.500%	10/18/24	500	514
Asian Development Bank	2.000%	1/22/25	300	313
Asian Development Bank	0.625%	4/29/25	700	698
Asian Development Bank	0.375%	9/3/25	1,000	984
Asian Development Bank	0.500%	2/4/26	850	834
Asian Development Bank	2.000%	4/24/26	100	105
Asian Development Bank	2.625%	1/12/27	200	216
Asian Development Bank	2.375%	8/10/27	275	293
Asian Development Bank	6.220%	8/15/27	100	127
Asian Development Bank	2.500%	11/2/27	673	724
Asian Development Bank	1.250%	6/9/28	210	209
Asian Development Bank	5.820%	6/16/28	148	190
Asian Development Bank	3.125%	9/26/28	130	145
Asian Development Bank	1.750%	9/19/29	200	205
Asian Development Bank	1.875%	1/24/30	200	206
Asian Development Bank	0.750%	10/8/30	500	467
Asian Development Bank	1.500%	3/4/31	500	498
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	499
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	523
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	396
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	589
Canada	2.000%	11/15/22	570	582
Canada	1.625%	1/22/25	550	568
Canada	0.750%	5/19/26	800	793
Corp. Andina de Fomento	2.750%	1/6/23	125	128
Corp. Andina de Fomento	2.375%	5/12/23	100	103
Corp. Andina de Fomento	3.750%	11/23/23	925	980
Council of Europe Development Bank	2.625%	2/13/23	425	438
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	0.250%	10/20/23	500	499
Council of Europe Development Bank	1.375%	2/27/25	200	205
Council of Europe Development Bank	0.875%	9/22/26	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Bank for Reconstruction & Development	2.750%	3/7/23	925	958
	European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
	European Bank for Reconstruction & Development	1.625%	9/27/24	270	278
	European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	99
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	493
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	491
	European Investment Bank	2.500%	3/15/23	600	620
	European Investment Bank	1.375%	5/15/23	600	611
	European Investment Bank	2.875%	8/15/23	800	838
	European Investment Bank	0.250%	9/15/23	1,750	1,748
	European Investment Bank	3.125%	12/14/23	500	530
	European Investment Bank	3.250%	1/29/24	810	863
	European Investment Bank	2.625%	3/15/24	530	558
	European Investment Bank	2.250%	6/24/24	550	576
	European Investment Bank	2.500%	10/15/24	276	292
	European Investment Bank	1.875%	2/10/25	1,050	1,092
	European Investment Bank	1.625%	3/14/25	100	103
	European Investment Bank	0.625%	7/25/25	1,600	1,592
	European Investment Bank	0.375%	12/15/25	2,000	1,961
	European Investment Bank	0.375%	3/26/26	1,000	975
	European Investment Bank	0.750%	10/26/26	450	444
	European Investment Bank	2.375%	5/24/27	225	240
	European Investment Bank	0.625%	10/21/27	500	483
	European Investment Bank	1.625%	10/9/29	125	127
	European Investment Bank	0.875%	5/17/30	200	190
	European Investment Bank	0.750%	9/23/30	500	468
	European Investment Bank	1.250%	2/14/31	500	487
	European Investment Bank	4.875%	2/15/36	325	447
[6]	Export Development Canada	2.500%	1/24/23	40	41
[6]	Export Development Canada	1.375%	2/24/23	1,000	1,016
[6]	Export Development Canada	2.625%	2/21/24	250	263
	Export-Import Bank of Korea	3.000%	11/1/22	400	411
	Export-Import Bank of Korea	3.625%	11/27/23	200	214
	Export-Import Bank of Korea	4.000%	1/14/24	650	701
	Export-Import Bank of Korea	2.625%	5/26/26	200	213
	Export-Import Bank of Korea	1.250%	9/21/30	500	476
	Export-Import Bank of Korea	2.500%	6/29/41	350	347
	FMS Wertmanagement	2.750%	3/6/23	300	311
	Hydro-Quebec	8.050%	7/7/24	325	388
	Inter-American Development Bank	2.500%	1/18/23	1,025	1,055
	Inter-American Development Bank	0.500%	5/24/23	400	402
	Inter-American Development Bank	3.000%	10/4/23	625	658
	Inter-American Development Bank	0.250%	11/15/23	1,000	998
	Inter-American Development Bank	2.625%	1/16/24	150	157
	Inter-American Development Bank	3.000%	2/21/24	900	955
	Inter-American Development Bank	0.500%	9/23/24	1,200	1,198
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,152
	Inter-American Development Bank	1.750%	3/14/25	200	207
	Inter-American Development Bank	0.875%	4/3/25	500	503
	Inter-American Development Bank	7.000%	6/15/25	134	164
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Development Bank	0.875%	4/20/26	500	498
	Inter-American Development Bank	2.000%	6/2/26	750	784
	Inter-American Development Bank	2.000%	7/23/26	100	105
	Inter-American Development Bank	2.375%	7/7/27	450	480
	Inter-American Development Bank	0.625%	9/16/27	800	774
	Inter-American Development Bank	1.125%	7/20/28	300	296
	Inter-American Development Bank	3.125%	9/18/28	875	978
	Inter-American Development Bank	1.125%	1/13/31	350	337
	Inter-American Development Bank	3.875%	10/28/41	200	255
	Inter-American Development Bank	3.200%	8/7/42	100	115
	International Bank for Reconstruction & Development	0.125%	4/20/23	800	799
	International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,130
	International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,184
	International Bank for Reconstruction & Development	0.250%	11/24/23	700	699
	International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,155
	International Bank for Reconstruction & Development	1.500%	8/28/24	695	714
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	794
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	206
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,495
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,478
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,225
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,974
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	514
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	522
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	377
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	875
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,476
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	205
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	380
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	749
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	634
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	333
	International Finance Corp.	2.000%	10/24/22	200	204
	International Finance Corp.	2.875%	7/31/23	575	602
	International Finance Corp.	1.375%	10/16/24	200	205
	International Finance Corp.	0.375%	7/16/25	400	394
	International Finance Corp.	2.125%	4/7/26	600	631
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	535
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	139
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	450	457
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	540	553
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	500	509
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	315
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	105
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	600
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	424
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	499
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	531
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	206
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	344
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	396
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	473
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	211
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	210
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	217
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	864
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	334
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	397
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	481
	Japan International Cooperation Agency	2.750%	4/27/27	300	323
	Japan International Cooperation Agency	1.750%	4/28/31	200	201
[9]	KFW	2.000%	10/4/22	950	968
[9]	KFW	2.375%	12/29/22	950	976
[9]	KFW	2.125%	1/17/23	1,025	1,050
[9]	KFW	1.625%	2/15/23	1,200	1,223
[9]	KFW	0.250%	4/25/23	600	600
[9]	KFW	0.250%	10/19/23	800	799
[9]	KFW	2.625%	2/28/24	400	421
[9]	KFW	0.250%	3/8/24	700	697
[9]	KFW	1.375%	8/5/24	900	921
[9]	KFW	0.500%	9/20/24	825	823
[9]	KFW	2.500%	11/20/24	1,800	1,905
[9]	KFW	2.000%	5/2/25	150	157
[9]	KFW	0.375%	7/18/25	1,500	1,478
[9]	KFW	0.625%	1/22/26	1,000	988
[9]	KFW	2.875%	4/3/28	500	550
[9]	KFW	1.750%	9/14/29	175	179
[9]	KFW	0.000%	4/18/36	400	304
[9]	KFW	0.000%	6/29/37	200	149
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	216
	Korea Development Bank	3.375%	3/12/23	700	729
	Korea Development Bank	3.750%	1/22/24	500	537
	Korea Development Bank	2.125%	10/1/24	200	209
	Korea Development Bank	1.625%	1/19/31	400	393
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	106
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	886
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	396
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	503
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	285
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	269
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	472
	Nordic Investment Bank	1.375%	10/17/22	200	203
	Nordic Investment Bank	0.375%	5/19/23	200	200
	Nordic Investment Bank	2.875%	7/19/23	200	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nordic Investment Bank	2.250%	5/21/24	200	209
	Nordic Investment Bank	0.375%	9/11/25	600	590
	Nordic Investment Bank	0.500%	1/21/26	200	196
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	519
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	211
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	103
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	491
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	490
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	173
	Province of Alberta	3.350%	11/1/23	375	398
	Province of Alberta	2.950%	1/23/24	300	317
	Province of Alberta	1.875%	11/13/24	450	466
	Province of Alberta	1.000%	5/20/25	485	488
	Province of Alberta	3.300%	3/15/28	250	278
	Province of Alberta	1.300%	7/22/30	500	479
	Province of British Columbia	2.000%	10/23/22	200	204
	Province of British Columbia	1.750%	9/27/24	225	233
	Province of British Columbia	2.250%	6/2/26	300	317
	Province of British Columbia	0.900%	7/20/26	300	298
	Province of Manitoba	2.600%	4/16/24	150	158
	Province of Manitoba	2.125%	6/22/26	90	94
	Province of New Brunswick	2.500%	12/12/22	95	97
	Province of New Brunswick	3.625%	2/24/28	105	119
	Province of Ontario	2.200%	10/3/22	400	408
	Province of Ontario	3.400%	10/17/23	760	806
	Province of Ontario	3.050%	1/29/24	250	265
	Province of Ontario	3.200%	5/16/24	150	160
	Province of Ontario	2.500%	4/27/26	250	266
	Province of Ontario	2.300%	6/15/26	900	950
	Province of Ontario	2.000%	10/2/29	585	602
	Province of Ontario	1.125%	10/7/30	500	474
	Province of Ontario	1.600%	2/25/31	600	591
	Province of Quebec	2.625%	2/13/23	425	439
	Province of Quebec	1.500%	2/11/25	441	452
	Province of Quebec	0.600%	7/23/25	500	496
	Province of Quebec	2.500%	4/20/26	200	213
	Province of Quebec	2.750%	4/12/27	850	918
	Province of Quebec	7.500%	9/15/29	475	677
	Province of Quebec	1.350%	5/28/30	400	390
	Province of Quebec	1.900%	4/21/31	1,700	1,724
	Republic of Chile	2.250%	10/30/22	175	178
	Republic of Chile	3.125%	1/21/26	485	518
	Republic of Chile	3.240%	2/6/28	460	490
	Republic of Chile	2.450%	1/31/31	200	198
	Republic of Chile	2.550%	1/27/32	200	199
	Republic of Chile	2.550%	7/27/33	450	440
	Republic of Chile	3.500%	1/25/50	675	676
	Republic of Chile	3.100%	1/22/61	700	634
	Republic of Chile	3.250%	9/21/71	200	182
	Republic of Hungary	5.375%	2/21/23	400	427
	Republic of Hungary	5.750%	11/22/23	400	442
	Republic of Hungary	5.375%	3/25/24	350	389
	Republic of Hungary	7.625%	3/29/41	240	400
	Republic of Indonesia	2.950%	1/11/23	425	438
	Republic of Indonesia	4.100%	4/24/28	200	225
	Republic of Indonesia	4.750%	2/11/29	425	496
	Republic of Indonesia	3.400%	9/18/29	200	215
	Republic of Indonesia	2.850%	2/14/30	200	207

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.850%	10/15/30	200	224
[5]	Republic of Indonesia	4.750%	7/18/47	200	235
	Republic of Indonesia	4.350%	1/11/48	725	807
	Republic of Indonesia	3.700%	10/30/49	200	203
	Republic of Indonesia	4.200%	10/15/50	430	476
	Republic of Indonesia	3.050%	3/12/51	400	378
	Republic of Indonesia	3.200%	9/23/61	200	187
	Republic of Indonesia	4.450%	4/15/70	200	228
	Republic of Italy	6.875%	9/27/23	590	661
	Republic of Italy	0.875%	5/6/24	500	499
	Republic of Italy	2.375%	10/17/24	475	493
	Republic of Italy	1.250%	2/17/26	500	493
	Republic of Italy	2.875%	10/17/29	400	415
	Republic of Italy	5.375%	6/15/33	475	597
	Republic of Italy	4.000%	10/17/49	500	553
	Republic of Italy	3.875%	5/6/51	600	650
	Republic of Korea	3.875%	9/11/23	200	213
	Republic of Korea	5.625%	11/3/25	100	118
	Republic of Korea	2.750%	1/19/27	1,000	1,072
	Republic of Korea	3.875%	9/20/48	125	158
	Republic of Panama	4.000%	9/22/24	200	215
	Republic of Panama	3.750%	3/16/25	207	222
	Republic of Panama	7.125%	1/29/26	168	206
	Republic of Panama	8.875%	9/30/27	238	325
	Republic of Panama	3.875%	3/17/28	460	500
	Republic of Panama	9.375%	4/1/29	300	437
	Republic of Panama	2.252%	9/29/32	500	471
[2]	Republic of Panama	6.700%	1/26/36	292	389
[2]	Republic of Panama	4.500%	4/16/50	810	882
[2]	Republic of Panama	4.300%	4/29/53	400	424
	Republic of Panama	4.500%	4/1/56	500	543
[2]	Republic of Panama	3.870%	7/23/60	700	684
	Republic of Peru	7.350%	7/21/25	225	272
	Republic of Peru	2.392%	1/23/26	200	204
	Republic of Peru	2.783%	1/23/31	900	894
	Republic of Peru	8.750%	11/21/33	645	995
[2]	Republic of Peru	6.550%	3/14/37	325	439
	Republic of Peru	3.300%	3/11/41	200	194
	Republic of Peru	5.625%	11/18/50	475	646
	Republic of Peru	3.550%	3/10/51	200	199
	Republic of Peru	3.230%	7/28/21	525	437
	Republic of Philippines	9.500%	10/21/24	350	440
	Republic of Philippines	10.625%	3/16/25	100	132
	Republic of Philippines	5.500%	3/30/26	225	265
	Republic of Philippines	3.000%	2/1/28	400	429
	Republic of Philippines	3.750%	1/14/29	400	447
	Republic of Philippines	9.500%	2/2/30	300	466
	Republic of Philippines	2.457%	5/5/30	200	205
	Republic of Philippines	7.750%	1/14/31	400	578
	Republic of Philippines	1.648%	6/10/31	200	191
	Republic of Philippines	1.950%	1/6/32	200	194
	Republic of Philippines	6.375%	1/15/32	200	270
	Republic of Philippines	6.375%	10/23/34	550	761
	Republic of Philippines	3.950%	1/20/40	700	764
	Republic of Philippines	3.700%	3/1/41	400	424
	Republic of Philippines	3.700%	2/2/42	350	371
	Republic of Philippines	2.950%	5/5/45	500	477
	Republic of Philippines	2.650%	12/10/45	200	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Philippines	3.200%	7/6/46	500	492
	Republic of Poland	3.000%	3/17/23	325	337
	Republic of Poland	3.250%	4/6/26	500	548
[2]	Republic of Uruguay	4.500%	8/14/24	303	325
[2]	Republic of Uruguay	4.375%	1/23/31	387	447
[2]	Republic of Uruguay	7.625%	3/21/36	195	292
[2]	Republic of Uruguay	4.125%	11/20/45	300	351
[2]	Republic of Uruguay	5.100%	6/18/50	765	975
[2]	Republic of Uruguay	4.975%	4/20/55	500	627
	State of Israel	3.150%	6/30/23	400	419
	State of Israel	2.875%	3/16/26	200	214
	State of Israel	3.250%	1/17/28	300	329
	State of Israel	2.500%	1/15/30	200	209
	State of Israel	2.750%	7/3/30	600	638
	State of Israel	4.500%	1/30/43	200	250
	State of Israel	4.125%	1/17/48	250	301
	State of Israel	3.375%	1/15/50	475	504
	State of Israel	3.875%	7/3/50	400	456
	State of Israel	4.500%	4/3/20	200	251
	Svensk Exportkredit AB	1.625%	11/14/22	200	203
	Svensk Exportkredit AB	2.875%	3/14/23	195	202
	Svensk Exportkredit AB	0.375%	3/11/24	800	797
	Svensk Exportkredit AB	0.375%	7/30/24	500	497
	Svensk Exportkredit AB	0.625%	10/7/24	200	200
	Svensk Exportkredit AB	0.625%	5/14/25	500	497
	Svensk Exportkredit AB	0.500%	8/26/25	800	790
	United Mexican States	3.600%	1/30/25	510	555
	United Mexican States	3.900%	4/27/25	400	440
	United Mexican States	4.125%	1/21/26	445	498
	United Mexican States	4.150%	3/28/27	800	903
	United Mexican States	3.750%	1/11/28	675	736
	United Mexican States	4.500%	4/22/29	950	1,069
	United Mexican States	3.250%	4/16/30	700	719
	United Mexican States	8.300%	8/15/31	220	321
	United Mexican States	4.750%	4/27/32	600	676
	United Mexican States	7.500%	4/8/33	100	140
	United Mexican States	6.050%	1/11/40	883	1,084
	United Mexican States	4.280%	8/14/41	500	510
	United Mexican States	4.750%	3/8/44	765	817
	United Mexican States	5.550%	1/21/45	510	597
	United Mexican States	4.600%	1/23/46	600	623
	United Mexican States	4.350%	1/15/47	760	764
	United Mexican States	4.600%	2/10/48	455	471
	United Mexican States	4.500%	1/31/50	600	615
	United Mexican States	5.000%	4/27/51	550	605
	United Mexican States	3.771%	5/24/61	850	755
	United Mexican States	5.750%	10/12/10	342	390
Total Sovereign Bonds (Cost $174,218)					180,149
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	55	58
	American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	223
	American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	81

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	325
Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	79
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	151
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	403
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	176
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	354
California GO	5.700%	11/1/21	250	251
California GO	3.375%	4/1/25	100	109
California GO	2.650%	4/1/26	75	81
California GO	1.700%	2/1/28	100	101
California GO	3.500%	4/1/28	150	167
California GO	2.500%	10/1/29	70	74
California GO	4.500%	4/1/33	190	221
California GO	7.500%	4/1/34	350	539
California GO	4.600%	4/1/38	300	348
California GO	7.550%	4/1/39	630	1,062
California GO	7.300%	10/1/39	75	119
California GO	7.350%	11/1/39	675	1,073
California GO	7.625%	3/1/40	205	341
California GO	7.600%	11/1/40	200	345
California State University College & University Revenue	3.899%	11/1/47	50	58
California State University College & University Revenue	2.975%	11/1/51	140	143
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	69
Chicago IL GO	7.045%	1/1/29	45	52
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	188
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	97
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	54
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	177
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	155
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	121
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	114
Commonwealth of Massachusetts GO	4.200%	12/1/21	65	65
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	207
Commonwealth of Massachusetts GO	2.514%	7/1/41	50	50
Commonwealth of Massachusetts GO	2.813%	9/1/43	225	234
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	105
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	68
Connecticut GO	5.090%	10/1/30	175	205
Connecticut GO	5.850%	3/15/32	200	264
Cook County IL GO	6.229%	11/15/34	50	68
Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	147
Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	105
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	105
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	209
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	78
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	64
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	214
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	123
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	148
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	242	363
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	145	221
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	73	107
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	102
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	200	204
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	408
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	106
	Houston TX GO	6.290%	3/1/32	120	152
	Illinois GO	4.950%	6/1/23	153	161
	Illinois GO	5.100%	6/1/33	1,405	1,638
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	69
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	168
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	122
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	78
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	246
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	165
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	283
	Los Angeles Community College District GO	1.606%	8/1/28	100	101
	Los Angeles Community College District GO	1.806%	8/1/30	150	149
	Los Angeles Community College District GO	2.106%	8/1/32	100	101
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	99
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	82
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	170
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	257
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	69
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	138
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	53
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	102
	Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	73
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	649
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	66
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	239
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	148
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	140
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	138
	Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	81
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	81
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	218
	Michigan State University College & University Revenue	4.496%	8/15/48	50	58
	Mississippi GO	5.245%	11/1/34	50	64
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	110
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	119
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	288
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	75	84
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	400	594
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	114
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	163
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	636
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	191
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	134
	New York City Water & Sewer System Water Revenue	5.750%	6/15/41	50	74
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	50	76
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	50	76
	New York City Water & Sewer System Water Revenue	5.440%	6/15/43	100	145
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	175	268
	New York NY GO	5.517%	10/1/37	50	68
	New York NY GO	6.271%	12/1/37	100	145
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	265
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	54
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	129
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	53
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	199
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	90
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	53
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	111
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	187
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	50
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	249
	Ohio State University College & University Revenue	4.910%	6/1/40	100	132
	Ohio State University College & University Revenue	4.800%	6/1/11	100	143
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	119
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	77
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	89
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	205
	Oregon GO	5.762%	6/1/23	76	81
	Oregon GO	5.892%	6/1/27	75	90
[13]	Oregon School Boards Assn. GO	5.528%	6/30/28	50	59
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	154
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	51
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	105

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	77
Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	56
Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	50
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	98
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	340
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	110
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	36
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	140
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	151
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	741
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	140
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	109
Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	98
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	158
Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	56
Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	67
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	26
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	82
Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	56
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	128
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	195
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	179
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	180
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	100
San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	150
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	166
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	109
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	248
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	52
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	328
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	254
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	253
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	59
	Texas GO	5.517%	4/1/39	180	259
	Texas GO	4.681%	4/1/40	50	65
	Texas GO	3.211%	4/1/44	225	236
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	196
	Texas Transportation Commission GO	2.562%	4/1/42	100	101
	Texas Transportation Commission GO	2.472%	10/1/44	125	122
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	213
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	119
[13]	Tucson AZ COP	2.856%	7/1/47	50	49
	University of California College & University Revenue	0.883%	5/15/25	100	101
	University of California College & University Revenue	3.063%	7/1/25	100	108
	University of California College & University Revenue	1.316%	5/15/27	100	100
	University of California College & University Revenue	1.614%	5/15/30	125	121
	University of California College & University Revenue	5.946%	5/15/45	175	246
	University of California College & University Revenue	3.071%	5/15/51	100	101
	University of California College & University Revenue	4.858%	5/15/12	225	316
	University of California College & University Revenue	4.767%	5/15/15	100	137
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	540
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	76
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	133
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	64
	University of Michigan College & University Revenue	2.437%	4/1/40	100	100
	University of Michigan College & University Revenue	2.562%	4/1/50	100	98
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	68
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	271
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	57
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	48
	University of Virginia College & University Revenue	2.256%	9/1/50	335	308
	University of Virginia College & University Revenue	4.179%	9/1/17	50	66
	Utah GO	4.554%	7/1/24	30	32
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	150	207
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	60	69
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	109
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	280
Total Taxable Municipal Bonds (Cost $29,813)					35,235
				Shares
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[15]	Vanguard Market Liquidity Fund (Cost $98,711)	0.068%		987,105	98,711
Total Investments (101.4%) (Cost $4,771,154)					4,949,322
Other Assets and Liabilities—Net (-1.4%)					(68,182)
Net Assets (100%)					4,881,140
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2021.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate value was $19,344,000, representing 0.4% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,106,296	—	3,106,296
Asset-Backed/Commercial Mortgage-Backed Securities	—	131,097	—	131,097
Corporate Bonds	—	1,397,834	—	1,397,834
Sovereign Bonds	—	180,149	—	180,149
Taxable Municipal Bonds	—	35,235	—	35,235
Temporary Cash Investments	98,711	—	—	98,711
Total	98,711	4,850,611	—	4,949,322